UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®, and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Apple, Inc.	12.2
Microsoft Corp.	10.3
Amazon.com, Inc.	6.1
Tesla, Inc.	3.9
Alphabet, Inc. Class C	3.6
Alphabet, Inc. Class A	3.5
NVIDIA Corp.	2.4
Meta Platforms, Inc. Class A	2.3
Broadcom, Inc.	1.2
PepsiCo, Inc.	1.2
46.7

Market Sectors as of May 31, 2022

% of fund's net assets
Information Technology	44.5
Consumer Discretionary	15.3
Communication Services	14.7
Health Care	8.3
Financials	4.8
Industrials	4.3
Consumer Staples	4.3
Real Estate	1.0
Utilities	1.0
Energy	0.9
Materials	0.4

Asset Allocation (% of fund's net assets)

As of May 31, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.4%

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 14.7%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)	9,410	$402,654
AST SpaceMobile, Inc. (a)(b)	27,143	225,830
ATN International, Inc.	7,220	318,330
Bandwidth, Inc. (a)	11,500	241,960
Cogent Communications Group, Inc.	25,499	1,539,885
Consolidated Communications Holdings, Inc. (a)	41,273	273,227
Cuentas, Inc. (a)(b)	6,700	4,404
EchoStar Holding Corp. Class A (a)(b)	23,662	568,598
Frontier Communications Parent, Inc. (a)(b)	135,139	3,504,154
Iridium Communications, Inc. (a)	76,099	2,824,034
Liberty Global PLC:
Class A (a)	97,133	2,362,275
Class B (a)	327	7,805
Class C (a)	190,499	4,840,580
Liberty Latin America Ltd.:
Class A (a)	1,495	14,217
Class C (a)	126,923	1,207,038
Nextplat Corp. (a)	37,686	85,547
Radius Global Infrastructure, Inc. (a)	40,847	608,620
Sify Technologies Ltd. sponsored ADR (a)(b)	13,702	29,322
Telesat Corp. (a)(b)	5,704	95,428
		19,153,908
Entertainment - 1.5%
Activision Blizzard, Inc.	432,290	33,666,745
Anghami, Inc. (a)(b)	6,336	38,016
Bilibili, Inc. ADR (a)(b)	98,220	2,195,217
Blue Hat Interactive Entertainment Technology (a)(b)	1,311	1,783
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	2,911	19,329
Cinedigm Corp. (a)(b)	80,948	56,753
CuriosityStream, Inc. Class A (a)(b)	14,288	21,575
Dolphin Entertainment, Inc. (a)(b)	1,963	7,518
DoubleDown Interactive Co. Ltd. ADR (b)	2,770	31,467
DouYu International Holdings Ltd. ADR (a)(b)	78,060	100,697
Electronic Arts, Inc.	156,450	21,691,793
Engine Gaming & Media, Inc. (a)(b)	23,558	22,380
Gaia, Inc. Class A (a)	13,031	67,761
GigaMedia Ltd. (a)(b)	1,957	3,268
Gravity Co. Ltd. ADR (a)	3,688	222,165
Grom Social Enterprises, Inc. (a)	33,010	24,589
iQIYI, Inc. ADR (a)(b)	197,902	811,398
Liquid Media Group Ltd. (a)(b)	14,232	6,191
LiveOne, Inc. (a)	40,255	33,814
Lizhi, Inc. ADR (a)(b)	12,605	14,874
Motorsport Games, Inc. Class A (a)(b)	5,642	3,611
NetEase, Inc. ADR (b)	118,005	12,240,659
Netflix, Inc. (a)	245,340	48,439,930
Nexters, Inc. (a)(b)(c)	33,010	38,138
Playstudios, Inc. Class A (a)(b)	49,897	312,854
Playtika Holding Corp. (a)	230,413	3,412,417
Reading International, Inc. Class A (a)(b)	19,966	73,874
Redbox Entertainment, Inc. (a)(b)	2,225	14,952
Reservoir Media, Inc. (a)(b)	22,997	171,558
Roku, Inc. Class A (a)	64,805	6,149,995
Scienjoy Holding Corp. (a)(b)	17,909	44,235
Sciplay Corp. (A Shares) (a)	19,299	275,204
Take-Two Interactive Software, Inc. (a)(b)	89,196	11,107,578
The9 Ltd. sponsored ADR (a)(b)	8,161	13,710
Versus Systems, Inc. (a)(b)	18,105	11,406
Warner Bros Discovery, Inc. (a)	1,320,209	24,357,856
Warner Music Group Corp. Class A	64,750	1,922,428
		167,627,738
Interactive Media & Services - 9.8%
36Kr Holdings, Inc. ADR (a)(b)	1,078	959
9F, Inc. ADR (a)(b)	42,546	35,764
AcuityAds Holdings, Inc. (b)	23,024	59,172
Alphabet, Inc.:
Class A (a)	165,745	377,109,654
Class C (a)	173,847	396,506,761
Angi, Inc. (a)	45,307	248,735
Autoweb, Inc. (a)(b)	8,678	4,352
Baidu, Inc. sponsored ADR (a)	134,072	18,817,005
BlueCity Holdings Ltd. ADR (a)(b)	12,442	16,672
Bumble, Inc. (a)	70,582	2,011,587
CarGurus, Inc. Class A (a)	54,988	1,392,296
Creatd, Inc. (a)(b)	29,499	32,744
Enthusiast Gaming Holdings, Inc. (a)(b)	48,885	117,324
EverQuote, Inc. Class A (a)	10,091	90,314
Fangdd Network Group Ltd. ADR (a)(b)	42,320	8,295
Glory Star New Media Group Holdings Ltd. (a)(b)	45,347	34,010
Hello Group, Inc. ADR	89,497	544,142
IAC (a)	46,263	3,946,234
Izea Worldwide, Inc. (a)(b)	31,302	28,829
JOYY, Inc. ADR	31,154	1,320,618
Kanzhun Ltd. ADR	41,195	832,963
Kubient, Inc. (a)(b)	6,524	6,654
Liberty TripAdvisor Holdings, Inc. (a)	95,096	98,900
Luokung Technology Corp. (a)(b)	210,130	81,720
Match Group, Inc. (a)	156,282	12,311,896
Meta Platforms, Inc. Class A (a)	1,274,687	246,830,391
NerdWallet, Inc. (b)	18,668	217,109
Outbrain, Inc. (b)	26,490	162,649
Professional Diversity Network, Inc. (a)(b)	1,922	1,643
QuinStreet, Inc. (a)	29,776	327,536
Qutoutiao, Inc. ADR (a)(b)	18,176	15,181
So-Young International, Inc. ADR (a)(b)	62,527	73,782
Society Pass, Inc. (b)	9,864	20,221
Sohu.Com Ltd. ADR (a)	24,154	349,025
Spark Networks SE ADR (a)	5,776	12,187
Super League Gaming, Inc. (a)(b)	17,381	20,510
Taboola.com Ltd. (a)	131,514	426,105
Travelzoo, Inc. (a)	6,862	46,593
TripAdvisor, Inc. (a)	69,482	1,725,933
Trivago NV ADR (a)	43,707	74,302
TrueCar, Inc. (a)	56,073	186,723
Vimeo, Inc. (a)	84,137	731,151
Weibo Corp. sponsored ADR (a)(b)	41,806	919,732
Wejo Group Ltd. (a)(b)	49,881	91,781
Yandex NV Series A (a)(c)	178,045	610,666
Ziff Davis, Inc. (a)	26,561	2,027,667
Zoominfo Technologies, Inc. (a)	223,211	9,015,492
		1,079,543,979
Media - 2.3%
AdTheorent Holding Co., Inc. Class A (a)(b)	37,063	348,763
Advantage Solutions, Inc. Class A (a)(b)	177,154	761,762
AirNet Technology, Inc. ADR (a)	5,468	6,944
AMC Networks, Inc. Class A (a)	16,393	643,589
Baosheng Media Group Holding Ltd. (a)(b)	974	1,344
Beasley Broadcast Group, Inc. Class A (a)	282,190	414,819
BuzzFeed, Inc. (a)(b)	60,546	217,663
Cardlytics, Inc. (a)(b)	18,078	468,401
Charter Communications, Inc. Class A (a)	95,565	48,444,765
Comcast Corp. Class A	2,498,663	110,640,798
comScore, Inc. (a)(b)	21,501	41,497
Criteo SA sponsored ADR (a)	32,862	851,783
Cumulus Media, Inc. (a)	11,565	139,358
Daily Journal Corp. (a)	1,070	295,127
DISH Network Corp. Class A (a)	159,562	3,642,800
E.W. Scripps Co. Class A (a)	39,165	621,549
Fluent, Inc. (a)	46,702	60,246
Fox Corp.:
Class A	187,920	6,673,039
Class B	124,719	4,079,558
Gambling.com Group Ltd. (b)	13,722	110,599
Hemisphere Media Group, Inc. (a)	12,950	88,837
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	34,351	19,271
iHeartMedia, Inc. (a)	66,104	780,027
Insignia Systems, Inc. (a)(b)	1,817	19,224
Integral Ad Science Holding Corp.	82,513	1,005,008
Lee Enterprises, Inc. (a)	2,469	53,948
Liberty Broadband Corp.:
Class A (a)	15,530	1,894,815
Class C (a)	80,128	10,029,622
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	14,692	372,883
Liberty Braves Class C (a)	16,026	393,438
Liberty Formula One Group Series C (a)	111,860	6,967,759
Liberty Media Class A (a)	14,368	819,263
Liberty SiriusXM Series A (a)(b)	56,950	2,352,605
Liberty SiriusXM Series C (a)	128,678	5,288,666
Loyalty Ventures, Inc. (a)	13,075	138,595
Magnite, Inc. (a)	72,108	792,467
Marchex, Inc. Class B (a)	34,542	66,666
Mediaco Holding, Inc. (a)(b)	2,123	7,643
Mobiquity Technologies, Inc. (a)(b)	5,950	4,904
National CineMedia, Inc. (b)	42,414	52,169
News Corp.:
Class A	214,018	3,723,913
Class B	111,410	1,958,588
Nexstar Broadcasting Group, Inc. Class A	23,916	4,190,562
Nextplay Technologies, Inc. (a)	71,369	15,366
Paramount Global:
Class A (b)	12,607	464,694
Class B	344,759	11,835,576
Perion Network Ltd. (a)	18,565	364,617
PubMatic, Inc. (a)(b)	13,474	268,672
Saga Communications, Inc. Class A	1,013	23,025
Salem Communications Corp. Class A (a)	18,198	50,590
Scholastic Corp.	19,973	749,587
Sinclair Broadcast Group, Inc. Class A (b)	30,567	740,638
Sirius XM Holdings, Inc. (b)	2,207,676	14,129,126
Stagwell, Inc. (a)	65,065	514,664
Stran & Co., Inc. (a)(b)	1,570	3,391
TechTarget, Inc. (a)(b)	15,882	1,129,051
Thryv Holdings, Inc. (a)	18,106	474,196
Tremor International Ltd. ADR	2,322	28,050
Troika Media Group, Inc. (a)(b)	26,445	27,767
TuanChe Ltd. ADR (A Shares) (a)(b)	5,969	12,714
Urban One, Inc.:
Class A (a)(b)	4,568	59,019
Class D (non-vtg.) (a)	21,932	143,655
WiMi Hologram Cloud, Inc. ADR (a)(b)	28,988	52,178
Xcel Brands, Inc. (a)	4,288	6,389
ZW Data Action Technologies, Inc. (a)(b)	12,732	4,581
		250,582,823
Wireless Telecommunication Services - 0.9%
FingerMotion, Inc. (a)	1,953	3,066
Gogo, Inc. (a)	62,035	1,256,829
Millicom International Cellular SA (a)(b)	60,346	1,024,072
Millicom International Cellular SA rights 6/13/22 (a)(b)	60,346	240,177
NII Holdings, Inc. (a)(c)	5,182	1,347
Partner Communications Co. Ltd. ADR (a)	5,513	40,190
Shenandoah Telecommunications Co.	28,888	663,268
Spok Holdings, Inc.	20,912	147,011
SurgePays, Inc. (a)(b)	26,205	120,543
T-Mobile U.S., Inc. (a)	689,914	91,958,637
uCloudlink Group, Inc. ADR (a)(b)	12,409	14,394
VEON Ltd. sponsored ADR (a)	970,358	471,594
Vodafone Group PLC sponsored ADR	216,569	3,603,708
		99,544,836

TOTAL COMMUNICATION SERVICES		1,616,453,284

CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)(b)	19,314	50,989
Dorman Products, Inc. (a)	17,959	1,814,757
Foresight Autonomous Holdings Ltd. ADR (a)	2,169	1,783
Fox Factory Holding Corp. (a)	23,255	1,907,375
Garrett Motion, Inc. (a)(b)	40,129	242,379
Gentex Corp.	133,236	4,140,975
Gentherm, Inc. (a)	17,553	1,210,104
Kandi Technologies Group, Inc. (a)(b)	39,238	105,550
Luminar Technologies, Inc. (a)(b)	141,016	1,458,105
Motorcar Parts of America, Inc. (a)	12,691	188,208
Patrick Industries, Inc.	13,038	783,714
REE Automotive Ltd. (a)(b)	118,453	189,525
Solid Power, Inc. (a)(b)	73,265	661,583
Strattec Security Corp. (a)	1,858	64,844
Sypris Solutions, Inc. (a)(b)	6,622	14,304
The Goodyear Tire & Rubber Co. (a)	155,651	2,011,011
Visteon Corp. (a)	15,401	1,728,146
XPEL, Inc. (a)(b)	15,108	779,875
		17,353,227
Automobiles - 4.3%
Arcimoto, Inc. (a)(b)	23,185	92,740
Arrival SA (a)(b)	334,625	595,633
AYRO, Inc. (a)(b)	18,733	19,670
Canoo, Inc. (a)(b)	130,981	438,786
Cenntro Electric Group Ltd. (a)(b)	128,111	245,973
ElectraMeccanica Vehicles Corp. (a)(b)	60,611	95,765
Electric Last Mile Solutions, Inc. (a)(b)	69,404	41,927
Faraday Future Intelligent Electric, Inc. (a)(b)	18,571	61,284
Gogoro, Inc. (a)(b)	23,055	115,506
Li Auto, Inc. ADR (a)	241,857	6,063,355
Lordstown Motors Corp. Class A (a)(b)	112,427	232,724
Lucid Group, Inc. Class A (a)(b)	912,262	18,409,447
Mullen Automotive, Inc. (a)(b)	14,764	20,670
Niu Technologies ADR (a)	25,651	200,847
Rivian Automotive, Inc. (b)	494,767	15,535,684
Sono Group NV (b)	38,128	121,628
Tesla, Inc. (a)	569,285	431,666,044
Volcon, Inc. (b)	14,272	19,410
Workhorse Group, Inc. (a)(b)	81,106	250,618
		474,227,711
Distributors - 0.2%
Educational Development Corp.	7,081	31,865
Funko, Inc. (a)	21,098	429,766
Kaival Brands Innovations Group, Inc. (a)(b)	31,106	40,127
LKQ Corp.	158,932	8,167,515
Pool Corp.	22,151	8,829,832
Weyco Group, Inc. (b)	6,799	190,372
		17,689,477
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (a)(b)	24,088	51,067
2U, Inc. (a)	41,387	385,727
Afya Ltd. (a)	26,135	317,279
American Public Education, Inc. (a)	10,578	147,457
Amesite, Inc. (a)(b)	22,120	13,276
Arco Platform Ltd. Class A (a)(b)	15,764	266,569
Aspen Group, Inc. (a)(b)	21,449	22,736
ATA Creativity Global ADR (a)	4,528	4,573
China Liberal Education Holdings Ltd. (a)(b)	48,266	56,954
Duolingo, Inc. (a)(b)	8,259	690,535
E-Home Household Service Holdings Ltd. (b)	18,833	7,111
Elite Education Group International Ltd. (a)(b)	1,797	3,378
European Wax Center, Inc. (b)	18,529	491,019
Frontdoor, Inc. (a)	47,662	1,179,158
Grand Canyon Education, Inc. (a)	21,033	1,875,513
Hailiang Education Group, Inc. ADR (a)	2,666	36,204
Laureate Education, Inc. Class A	86,383	1,099,656
Lincoln Educational Services Corp. (a)	18,674	115,405
Meten EdtechX Education Group Ltd. (a)(b)	7,856	11,941
OneSpaWorld Holdings Ltd. (a)	39,121	367,737
Perdoceo Education Corp. (a)	37,144	405,241
RISE Education Cayman Ltd. ADR (a)(b)	9,767	13,381
Rover Group, Inc. Class A (a)	96,477	522,905
Skillful Craftsman Education Technology Ltd. (a)(b)	6,452	8,130
Strategic Education, Inc. (b)	13,286	874,485
Tarena International, Inc. ADR (a)(b)	8,570	26,567
Udemy, Inc.	76,474	1,127,992
Vasta Platform Ltd. (a)	9,735	41,666
Vitru Ltd. (a)(b)	12,318	214,333
Wah Fu Education Group Ltd. (a)(b)	1,782	4,152
WW International, Inc. (a)	37,856	268,399
Xpresspa Group, Inc. (a)(b)	121,824	90,832
Zhongchao, Inc. (a)(b)	5,917	7,455
Zovio, Inc. (a)	7,483	5,917
		10,754,750
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	201,625	24,370,414
Allied Esports Entertainment, Inc. (a)(b)	17,647	26,823
BBQ Holdings, Inc. (a)	4,432	56,020
BJ's Restaurants, Inc. (a)	13,822	363,104
Bloomin' Brands, Inc. (b)	47,883	1,010,810
Booking Holdings, Inc. (a)	22,678	50,879,454
Bragg Gaming Group, Inc. (a)(b)	6,633	35,420
BurgerFi International, Inc. (a)(b)	9,417	33,054
Caesars Entertainment, Inc. (a)	117,845	5,912,284
Carrols Restaurant Group, Inc.	24,770	45,577
Century Casinos, Inc. (a)	16,194	141,536
Churchill Downs, Inc.	21,349	4,321,678
Chuy's Holdings, Inc. (a)	9,648	217,948
Codere Online Luxembourg SA (a)(b)	3,157	9,503
Cracker Barrel Old Country Store, Inc.	13,041	1,330,312
Dave & Buster's Entertainment, Inc. (a)	26,022	985,974
Denny's Corp. (a)	38,087	394,581
Draftkings Holdings, Inc. (a)(b)	226,515	3,069,278
Ebet, Inc. (a)(b)	9,638	29,589
El Pollo Loco Holdings, Inc. (a)	18,467	191,318
Elys Game Technology Corp. (a)(b)	11,486	12,060
Esports Entertainment Group, Inc. (a)	10,135	4,662
Expedia, Inc. (a)	80,356	10,392,441
FAT Brands, Inc.:
Class A (b)	3,129	21,715
Class B (b)	53,810	330,932
Fiesta Restaurant Group, Inc. (a)	12,322	91,799
First Watch Restaurant Group, Inc.	28,313	450,177
Full House Resorts, Inc. (a)	16,206	114,090
GAN Ltd. (a)(b)	21,916	73,857
Golden Entertainment, Inc. (a)	16,184	765,180
Good Times Restaurants, Inc. (a)	9,092	25,003
Hall of Fame Resort & Entertainment Co. (a)(b)	57,261	38,279
Huazhu Group Ltd. ADR	89,906	2,921,945
Inspirato, Inc. (a)(b)	17,927	108,996
Inspired Entertainment, Inc. (a)	15,862	174,482
Jack in the Box, Inc.	12,571	858,599
Krispy Kreme, Inc. (b)	90,430	1,340,173
Kura Sushi U.S.A., Inc. Class A (a)	4,287	161,577
Light & Wonder, Inc. Class A (a)	53,198	2,808,854
Lindblad Expeditions Holdings (a)	29,723	426,822
Lottery.Com, Inc. (a)(b)	18,815	25,777
MakeMyTrip Ltd. (a)(b)	37,977	1,050,444
Marriott International, Inc. Class A	180,450	30,961,611
Melco Crown Entertainment Ltd. sponsored ADR (a)	127,867	721,170
Monarch Casino & Resort, Inc. (a)	10,263	696,345
Muscle Maker, Inc. (a)(b)	84,646	32,386
Nathan's Famous, Inc.	3,678	187,762
NeoGames SA (a)	14,676	192,696
Noodles & Co. (a)	27,889	184,067
Papa John's International, Inc.	19,976	1,758,088
Penn National Gaming, Inc. (a)	92,973	2,971,417
Playa Hotels & Resorts NV (a)	89,710	775,094
Portillo's, Inc.	18,790	348,930
Potbelly Corp. (a)(b)	12,369	68,772
Rave Restaurant Group, Inc. (a)(b)	5,714	5,155
RCI Hospitality Holdings, Inc. (b)	5,507	317,919
Red Robin Gourmet Burgers, Inc. (a)(b)	10,497	103,290
Red Rock Resorts, Inc. (b)	40,224	1,557,876
Ruth's Hospitality Group, Inc.	22,375	412,371
SharpLink Gaming Ltd. (a)	20,794	18,507
Sonder Holdings, Inc. (a)(b)	109,861	247,187
Sportradar Holding AG (b)	115,671	1,086,151
Starbucks Corp.	639,895	50,231,758
Target Hospitality Corp. (a)	58,530	371,666
Texas Roadhouse, Inc. Class A	38,296	2,985,939
The Cheesecake Factory, Inc. (b)	27,723	905,433
The ONE Group Hospitality, Inc. (a)	15,859	142,572
Trip.com Group Ltd. ADR (a)	294,642	6,499,803
Tuniu Corp. Class A sponsored ADR (a)(b)	16,132	9,194
Vacasa, Inc. Class A (a)(b)	115,814	515,372
Wendy's Co.	121,893	2,272,086
Wingstop, Inc. (b)	16,489	1,313,514
Wynn Resorts Ltd. (a)	60,098	3,972,478
Yatra Online, Inc. (a)	14,712	26,334
		227,515,484
Household Durables - 0.1%
Aterian, Inc. (a)(b)	25,432	82,145
Bassett Furniture Industries, Inc.	4,416	71,892
Cavco Industries, Inc. (a)	5,108	1,134,793
Cricut, Inc. (a)(b)	19,795	161,131
Dixie Group, Inc. (a)	9,905	19,810
Dream Finders Homes, Inc. (a)(b)	17,179	303,381
Flexsteel Industries, Inc.	3,070	59,804
GoPro, Inc. Class A (a)	68,957	476,493
Helen of Troy Ltd. (a)	13,115	2,428,767
Hooker Furnishings Corp.	6,220	107,544
iRobot Corp. (a)(b)	15,616	743,165
Koss Corp. (a)(b)	4,327	30,116
Landsea Homes Corp. (a)	25,172	180,735
Legacy Housing Corp. (a)	11,580	181,343
LGI Homes, Inc. (a)	13,814	1,353,634
Lifetime Brands, Inc.	13,509	154,138
Live Ventures, Inc. (a)(b)	1,095	41,610
Lovesac (a)	8,426	293,478
Nephros, Inc. (a)	3,085	5,707
Newell Brands, Inc.	230,165	4,934,738
Nova LifeStyle, Inc. (a)	6,916	5,049
Purple Innovation, Inc. (a)(b)	30,832	159,710
Snap One Holdings Corp. (a)(b)	40,295	497,643
Sonos, Inc. (a)(b)	69,375	1,535,269
Universal Electronics, Inc. (a)	7,603	203,760
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	33,059
VOXX International Corp. (a)	13,480	112,962
Vuzix Corp. (a)(b)	34,442	223,873
ZAGG, Inc. rights (a)(c)	14,972	1,347
		15,537,096
Internet & Direct Marketing Retail - 6.9%
1-800-FLOWERS.com, Inc. Class A (a)	24,871	242,741
1stDibs.com, Inc. (b)	17,092	97,595
Amazon.com, Inc. (a)	280,085	673,377,556
Baozun, Inc. sponsored ADR (a)	22,230	200,515
Betterware de Mexico SAPI de CV (b)	23,570	329,744
CarParts.com, Inc. (a)(b)	33,968	257,138
ContextLogic, Inc. (a)(b)	430,169	757,097
D-MARKET Electronic Services & Trading ADR (b)	42,209	56,560
Dada Nexus Ltd. ADR (a)(b)	58,316	440,286
Digital Brands Group, Inc.	14,500	2,648
Duluth Holdings, Inc. (a)(b)	20,657	257,593
eBay, Inc.	332,172	16,166,811
ECMOHO Ltd. ADR (a)(b)	25,665	4,507
Etsy, Inc. (a)	69,520	5,639,462
Future FinTech Group, Inc. (a)(b)	46,446	24,175
Global-e Online Ltd. (a)(b)	78,865	1,519,729
Groupon, Inc. (a)(b)	20,974	324,048
Hour Loop, Inc. (b)	8,113	24,014
iMedia Brands, Inc. (a)(b)	4,159	7,902
iPower, Inc. (b)	20,826	24,783
JD.com, Inc. sponsored ADR (b)	332,953	18,685,322
Jowell Global Ltd. (a)(b)	14,581	35,432
Kidpik Corp. (b)	2,938	5,582
Lands' End, Inc. (a)(b)	21,391	248,136
Liquidity Services, Inc. (a)	22,490	304,964
Lulu's Fashion Lounge Holdings, Inc.	13,349	250,561
Meiwu Technology Co. Ltd. (a)(b)	41,954	29,787
MercadoLibre, Inc. (a)	27,859	21,893,831
Molecular Data, Inc. ADR (a)(b)	22,220	19,187
Moxian (BVI), Inc. (a)(b)	15,637	18,452
Newegg Commerce, Inc. (a)(b)	202,982	911,389
Oriental Culture Holding Ltd. (a)(b)	19,230	66,920
Overstock.com, Inc. (a)(b)	23,881	740,072
Ozon Holdings PLC ADR (a)(b)(c)	50,413	105,900
PetMed Express, Inc. (b)	7,027	154,805
Pinduoduo, Inc. ADR (a)	241,339	12,151,419
Points.com, Inc. (a)	13,419	331,047
Porch Group, Inc. Class A (a)	57,115	235,314
Poshmark, Inc. (a)(b)	21,459	234,547
Qurate Retail, Inc. (b)	1,734	7,976
Qurate Retail, Inc. Series A	234,175	845,372
Remark Holdings, Inc. (a)(b)	77,933	37,408
Rent the Runway, Inc. Class A (b)	34,353	148,748
RumbleON, Inc. Class B (a)(b)	7,222	114,902
Secoo Holding Ltd. ADR (a)	26,327	6,195
Stitch Fix, Inc. (a)	40,597	343,857
The RealReal, Inc. (a)	52,150	171,052
thredUP, Inc. (a)(b)	35,036	146,450
Trxade Health, Inc. (a)(b)	15,392	24,012
Uxin Ltd. ADR (a)(b)	172,156	72,306
Vivid Seats, Inc. Class A (b)	33,043	301,683
Waitr Holdings, Inc. (a)(b)	145,489	26,770
Xometry, Inc. (b)	21,289	724,039
Yunji, Inc. ADR (a)(b)	20,622	22,478
		759,170,819
Leisure Products - 0.2%
American Outdoor Brands, Inc. (a)	7,566	87,539
AMMO, Inc. (a)(b)	66,715	294,880
BRP, Inc. (b)	22,082	1,723,721
Clarus Corp.	17,613	385,901
Escalade, Inc. (b)	7,721	103,384
Genius Brands International, Inc. (a)(b)	160,281	121,814
Hasbro, Inc.	75,952	6,816,692
JAKKS Pacific, Inc. (a)	7,383	91,032
Johnson Outdoors, Inc. Class A	5,547	361,498
Latham Group, Inc. (a)(b)	66,170	629,277
Malibu Boats, Inc. Class A (a)	11,640	682,104
MasterCraft Boat Holdings, Inc. (a)	12,347	288,920
Mattel, Inc. (a)	192,502	4,835,650
Peloton Interactive, Inc. Class A (a)(b)	164,984	2,303,177
Smith & Wesson Brands, Inc.	28,528	441,613
Vinco Ventures, Inc. (a)(b)	74,244	170,761
Vision Marine Technologies, Inc. (a)(b)	5,949	25,283
		19,363,246
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	124,415	19,947,457
Franchise Group, Inc.	22,084	876,072
Ollie's Bargain Outlet Holdings, Inc. (a)	31,875	1,497,169
Tuesday Morning Corp. (a)(b)	14,694	7,347
		22,328,045
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.	51,233	1,716,818
America's Car Mart, Inc. (a)	3,745	405,958
Arhaus, Inc. (b)	62,675	362,888
Arko Corp. (b)	75,986	686,154
Bed Bath & Beyond, Inc. (a)(b)	51,533	445,760
Big 5 Sporting Goods Corp. (b)	11,818	150,680
Brilliant Earth Group, Inc. Class A	3,097	14,091
CarLotz, Inc. Class A (a)(b)	23,047	12,860
Citi Trends, Inc. (a)(b)	5,929	177,159
Conn's, Inc. (a)(b)	16,366	216,031
DavidsTea, Inc. (a)	8,243	15,497
Destination XL Group, Inc. (a)(b)	32,101	150,233
Enjoy Technology, Inc. (a)(b)	47,636	13,371
EVgo, Inc. Class A (a)(b)	38,018	364,212
Five Below, Inc. (a)	30,513	3,984,693
GrowGeneration Corp. (a)(b)	26,187	134,863
Hibbett, Inc.	9,681	491,311
JOANN, Inc. (b)	23,229	187,923
Kaixin Auto Holdings (a)(b)	69,320	66,776
Kirkland's, Inc. (a)(b)	7,395	42,817
Lazydays Holdings, Inc. (a)(b)	6,139	95,339
Leslie's, Inc. (a)(b)	104,964	2,038,401
LMP Automotive Holdings, Inc. (a)(b)	5,510	25,291
Monro, Inc. (b)	17,865	847,158
National Vision Holdings, Inc. (a)(b)	45,468	1,279,470
O'Reilly Automotive, Inc. (a)	36,613	23,328,705
OneWater Marine, Inc. Class A (b)	5,957	203,729
Petco Health & Wellness Co., Inc. (a)(b)	125,762	2,007,162
Rent-A-Center, Inc.	36,954	1,017,713
Ross Stores, Inc.	195,618	16,631,442
Shift Technologies, Inc. Class A (a)(b)	47,485	49,384
Shoe Carnival, Inc.	16,794	457,804
Sleep Number Corp. (a)(b)	14,174	651,012
Smart Share Global Ltd. ADR (a)(b)	5,917	7,160
Sportsman's Warehouse Holdings, Inc. (a)	25,040	236,878
The Children's Place, Inc. (a)	8,107	384,920
The ODP Corp. (a)	30,281	1,156,431
Tile Shop Holdings, Inc.	26,904	118,378
Tractor Supply Co.	62,888	11,782,696
TravelCenters of America LLC (a)	8,015	312,986
Ulta Beauty, Inc. (a)	30,077	12,725,579
Urban Outfitters, Inc. (a)	54,234	1,141,626
Vroom, Inc. (a)(b)	70,216	100,409
Winmark Corp.	2,110	417,358
Zumiez, Inc. (a)(b)	14,145	464,097
		87,121,223
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc. Class A (b)	12,169	66,443
Charles & Colvard Ltd. (a)	22,010	29,493
Columbia Sportswear Co.	35,827	2,786,624
Crocs, Inc. (a)	32,172	1,793,911
Crown Crafts, Inc.	9,628	59,597
Dogness (International) Corp. (a)(b)	7,833	31,332
Ever-Glory International Group, Inc. (a)	13,112	18,226
Fossil Group, Inc. (a)	29,540	216,824
G-III Apparel Group Ltd. (a)	27,453	687,972
Lakeland Industries, Inc. (a)(b)	4,176	74,333
lululemon athletica, Inc. (a)	68,568	20,069,168
PLBY Group, Inc. (a)(b)	24,061	213,180
Rocky Brands, Inc.	4,879	182,719
Steven Madden Ltd.	45,830	1,703,959
Superior Group of Companies, Inc. (b)	9,905	178,290
Toughbuilt Industries, Inc. (a)(b)	2,250	10,665
Vera Bradley, Inc. (a)(b)	17,686	120,442
		28,243,178

TOTAL CONSUMER DISCRETIONARY		1,679,304,256

CONSUMER STAPLES - 4.3%
Beverages - 1.9%
Alkaline Water Co., Inc. (a)(b)	46,022	20,250
Celsius Holdings, Inc. (a)(b)	40,832	2,739,419
Coca-Cola Bottling Co. Consolidated	3,834	2,166,095
Coca-Cola European Partners PLC	251,301	13,351,622
Eastside Distilling, Inc. (a)(b)	6,163	4,191
Keurig Dr. Pepper, Inc.	780,679	27,120,788
MGP Ingredients, Inc. (b)	11,606	1,124,157
Monster Beverage Corp. (a)	292,209	26,041,666
National Beverage Corp. (b)	52,067	2,584,085
PepsiCo, Inc.	762,361	127,886,058
Vintage Wine Estates, Inc. (a)	37,368	333,323
Willamette Valley Vineyards, Inc. (a)	1,065	6,646
		203,378,300
Food & Staples Retailing - 1.3%
111, Inc. ADR (a)(b)	33,100	66,200
Andersons, Inc.	20,649	776,609
Bit Brother Ltd. (a)(b)	15,078	5,167
Casey's General Stores, Inc.	20,433	4,281,531
Chefs' Warehouse Holdings (a)	21,604	771,911
China Jo-Jo Drugstores Holdings, Inc. (a)(b)	3,929	8,212
Costco Wholesale Corp.	243,463	113,507,320
G Willi-Food International Ltd.	5,646	91,296
Grocery Outlet Holding Corp. (a)(b)	52,534	2,009,426
HF Foods Group, Inc. (a)	38,952	206,835
Ingles Markets, Inc. Class A	8,837	787,023
MedAvail Holdings, Inc. (a)(b)	18,459	31,565
Missfresh Ltd. ADR (b)	18,779	3,046
PriceSmart, Inc.	18,216	1,432,324
SpartanNash Co.	22,023	757,811
Sprouts Farmers Market LLC (a)	62,788	1,700,927
Village Super Market, Inc. Class A (b)	6,605	156,803
Walgreens Boots Alliance, Inc.	473,134	20,737,463
		147,331,469
Food Products - 0.9%
AgriFORCE Growing Systems Ltd. (a)(b)	17,646	44,644
Alico, Inc.	5,485	231,302
AppHarvest, Inc. (a)(b)	53,353	168,595
Arcadia Biosciences, Inc. (a)(b)	3,696	5,064
Barfresh Food Group, Inc. (a)(b)	3,883	19,609
Beyond Meat, Inc. (a)(b)	34,026	899,988
Bit Origin Ltd. (a)(b)	30,160	25,787
Bridgford Foods Corp. (a)(b)	3,580	42,244
Cal-Maine Foods, Inc.	24,897	1,188,334
Calavo Growers, Inc.	15,265	519,773
Farmer Brothers Co. (a)	13,797	68,985
Farmmi, Inc. (a)(b)	4,169	5,295
Freshpet, Inc. (a)(b)	24,354	1,752,757
Hostess Brands, Inc. Class A (a)	69,302	1,472,668
J&J Snack Foods Corp.	12,195	1,563,643
John B. Sanfilippo & Son, Inc.	5,270	402,523
Lancaster Colony Corp.	14,330	1,746,827
Landec Corp. (a)	22,245	211,328
Lifeway Foods, Inc. (a)	9,131	49,125
Limoneira Co. (b)	11,551	137,803
MamaMancini's Holdings, Inc. (a)	12,805	17,927
MeaTech 3D Ltd. ADR (a)(b)	3,942	16,556
Mission Produce, Inc. (a)(b)	38,524	515,066
Mondelez International, Inc.	766,556	48,722,299
Nuzee, Inc. (a)(b)	504,772	691,538
Oatly Group AB ADR (a)(b)	71,124	293,742
Origin Agritech Ltd. (a)(b)	9,462	71,722
Pilgrim's Pride Corp. (a)	134,622	4,485,605
Pingtan Marine Enterprise Ltd. (a)(b)	62,069	63,310
RiceBran Technologies (a)(b)	20,420	15,311
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	11,029
S&W Seed Co. (a)(b)	18,677	23,720
Sanderson Farms, Inc.	12,041	2,402,180
Seneca Foods Corp. Class A (a)	5,752	327,001
Sovos Brands, Inc.	53,732	758,696
Stryve Foods, Inc. (a)(b)	15,166	18,503
SunOpta, Inc. (a)	82,028	638,178
Tattooed Chef, Inc. (a)(b)	50,860	368,226
TDH Holdings, Inc. (a)(b)	36,559	8,043
The Hain Celestial Group, Inc. (a)	48,663	1,282,270
The Kraft Heinz Co.	665,753	25,185,436
The Simply Good Foods Co. (a)	53,130	2,123,075
The Very Good Food Co., Inc. (a)(b)	42,576	10,819
The Vita Coco Co., Inc. (b)	24,814	304,220
Village Farms International, Inc. (a)(b)	49,233	153,607
Vital Farms, Inc. (a)(b)	18,438	182,536
Whole Earth Brands, Inc. Class A (a)	19,675	134,577
		99,381,486
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	30,266	1,281,160
Ocean Bio-Chem, Inc. (b)	6,206	41,953
Reynolds Consumer Products, Inc. (b)	120,924	3,291,551
WD-40 Co. (b)	7,823	1,476,904
		6,091,568
Personal Products - 0.1%
DSwiss, Inc. (a)(c)(d)	7,648	0
Flora Growth Corp. (b)	20,412	20,412
Grove, Inc. (b)	5,359	29,742
Guardion Health Sciences, Inc. (a)(b)	26,340	4,399
Happiness Development Group Lt (a)(b)	6,115	1,040
Inter Parfums, Inc.	18,677	1,378,363
Jupiter Wellness, Inc. (a)(b)	21,368	17,383
Lifemd, Inc. (a)(b)	11,075	24,919
LifeVantage Corp.	9,383	38,564
Mannatech, Inc.	1,514	37,774
Natural Alternatives International, Inc. (a)	4,379	45,454
Natural Health Trends Corp. (b)	3,553	24,622
Nature's Sunshine Products, Inc. (a)	13,052	157,799
Neptune Technologies & Bioressources, Inc. (a)	31,439	4,936
Newage, Inc. (a)(b)	69,635	25,069
Olaplex Holdings, Inc. (b)	357,828	5,768,187
Shineco, Inc. (a)(b)	3,572	6,358
Summer Infant, Inc. (a)(b)	1,330	15,574
The Beauty Health Co. (a)(b)	82,111	1,171,724
The Honest Co., Inc.	45,448	156,341
Thorne HealthTech, Inc. (b)	13,379	78,802
United-Guardian, Inc.	2,521	50,042
Veru, Inc. (a)(b)	43,597	564,145
Zivo Bioscience, Inc.	3,401	10,815
		9,632,464
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	75,999	138,318

TOTAL CONSUMER STAPLES		465,953,605

ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	512,001	18,421,796
Championx Corp.	111,772	2,600,934
CSI Compressco LP	68,170	87,258
DMC Global, Inc. (a)	9,930	274,763
ENGlobal Corp. (a)(b)	35,026	40,280
Geospace Technologies Corp. (a)	17,265	105,662
Gulf Island Fabrication, Inc. (a)	18,749	63,184
KLX Energy Services Holdings, Inc. (a)(b)	16,569	101,237
Mammoth Energy Services, Inc. (a)	29,614	63,670
MIND Technology, Inc. (a)	28,716	26,422
NCS Multistage Holdings, Inc. (a)	2,198	88,579
Patterson-UTI Energy, Inc.	114,524	2,185,118
Profire Energy, Inc. (a)	47,414	63,061
Recon Technology Ltd. (a)(b)	15,122	12,098
Smart Sand, Inc. (a)	22,511	76,087
U.S. Well Services, Inc. (a)(b)	66,492	50,554
Weatherford International PLC (a)	38,962	1,318,474
		25,579,177
Oil, Gas & Consumable Fuels - 0.6%
Aemetis, Inc. (a)(b)	18,211	147,691
Alliance Resource Partners LP	67,798	1,345,790
Alto Ingredients, Inc. (a)(b)	38,730	172,349
American Resources Corp. (a)(b)	86,855	144,179
Amplify Energy Corp. warrants 5/4/22 (a)(c)	717	0
APA Corp.	201,731	9,483,374
Berry Corp.	36,136	402,194
Blueknight Energy Partners LP	36,546	165,553
Brooge Energy Ltd. (a)(b)	37,918	278,318
Calumet Specialty Products Partners LP (a)	49,250	684,083
Centennial Resource Development, Inc. Class A (a)	148,568	1,179,630
Chesapeake Energy Corp. (b)	64,015	6,233,781
Clean Energy Fuels Corp. (a)(b)	121,128	669,838
Diamondback Energy, Inc.	100,303	15,248,062
Dorchester Minerals LP	21,696	670,189
Ecoark Holdings, Inc. (a)	13,299	26,199
Epsilon Energy Ltd.	2,419	16,885
EzFill Holdings, Inc. (b)	28,590	13,151
Gevo, Inc. (a)(b)	109,249	458,846
Golar LNG Ltd. (a)	58,331	1,477,524
Green Plains Partners LP	18,721	234,013
Green Plains, Inc. (a)(b)	29,304	954,724
Hallador Energy Co. (a)(b)	39,386	189,841
HighPeak Energy, Inc. (b)	51,002	1,625,434
Imperial Petroleum, Inc. (a)(b)	6,490	3,343
Kinetik Holdings, Inc.	10,451	878,302
Lightbridge Corp. (a)(b)	12,328	68,051
Marine Petroleum Trust	339	2,990
Martin Midstream Partners LP	33,068	135,579
National Energy Services Reunited Corp. (a)	46,953	350,269
New Fortress Energy, Inc.	113,144	5,271,379
Nextdecade Corp. (a)(b)	116,445	833,746
Oasis Petroleum, Inc.	10,731	1,703,332
PDC Energy, Inc.	53,812	4,258,682
Plains All American Pipeline LP	394,723	4,495,895
Plains GP Holdings LP Class A	107,827	1,289,611
PrimeEnergy Corp. (a)	938	78,342
Ranger Oil Corp. (a)	12,018	514,491
Rattler Midstream LP	28,222	482,314
Renewable Energy Group, Inc. (a)	26,866	1,647,154
Sitio Royalties Corp.	44,617	330,612
Stabilis Solutions, Inc. (a)	5,194	23,996
StealthGas, Inc. (a)	39,172	110,857
Top Ships, Inc. (a)(b)	40,167	27,711
TORM PLC (a)(b)	42,268	566,391
TransGlobe Energy Corp. (b)	74,495	351,616
U.S. Energy Corp. (b)	15,098	67,035
Uranium Royalty Corp. (a)	42,856	133,711
Vertex Energy, Inc. (a)(b)	33,576	469,728
Viper Energy Partners LP	40,566	1,361,395
		67,278,180

TOTAL ENERGY		92,857,357

FINANCIALS - 4.8%
Banks - 1.9%
1st Source Corp.	12,820	602,796
ACNB Corp.	4,529	156,296
Allegiance Bancshares, Inc.	13,633	548,728
Amalgamated Financial Corp.	18,900	410,697
Amerant Bancorp, Inc. Class A	21,076	620,899
American National Bankshares, Inc.	6,531	232,569
Ameris Bancorp	37,718	1,719,564
Ames National Corp. (b)	6,067	138,206
Arrow Financial Corp.	10,017	331,863
Atlantic Union Bankshares Corp. (b)	43,652	1,539,170
Auburn National Bancorp., Inc. (b)	551	16,392
BancFirst Corp.	18,889	1,713,799
Bancorp, Inc., Delaware (a)	35,449	738,403
Bank First National Corp.	3,233	234,942
Bank of Marin Bancorp	11,894	391,313
Bank OZK	70,392	2,919,156
Bank7 Corp.	2,512	61,318
BankFinancial Corp.	14,628	142,038
Bankwell Financial Group, Inc.	4,285	153,146
Banner Corp.	18,237	1,059,752
BayCom Corp. (b)	3,947	91,452
BCB Bancorp, Inc.	9,394	189,477
BOK Financial Corp. (b)	38,544	3,321,336
Brookline Bancorp, Inc., Delaware	42,470	601,800
Business First Bancshares, Inc. (b)	8,715	192,863
C & F Financial Corp.	2,765	139,356
California Bancorp, Inc. (a)	2,203	45,690
Cambridge Bancorp	2,788	232,798
Camden National Corp.	8,189	362,445
Capital Bancorp, Inc.	5,877	137,757
Capital City Bank Group, Inc.	16,718	456,401
Capstar Financial Holdings, Inc.	13,933	290,224
Carter Bankshares, Inc. (a)	17,756	262,611
Cathay General Bancorp	45,999	1,891,019
CB Financial Services, Inc. (b)	591	13,374
CBTX, Inc.	13,467	382,732
Central Valley Community Bancorp	8,707	146,278
Chemung Financial Corp. (b)	4,490	195,540
ChoiceOne Financial Services, Inc.	2,947	61,916
Citizens & Northern Corp. (b)	4,121	100,305
Citizens Community Bancorp, Inc.	6,202	82,239
Citizens Holding Co.	2,179	39,266
City Holding Co.	8,728	716,482
Civista Bancshares, Inc.	12,037	256,990
CleanTech Acquisition Corp. (a)	6,031	60,672
CNB Financial Corp., Pennsylvania	11,686	293,669
Coastal Financial Corp. of Washington (a)	5,404	213,242
Codorus Valley Bancorp, Inc.	7,465	174,009
Colony Bankcorp, Inc.	7,282	123,066
Columbia Banking Systems, Inc. (b)	32,469	978,940
Commerce Bancshares, Inc.	69,107	4,780,822
Community Financial Corp. (b)	4,047	155,283
Community Trust Bancorp, Inc.	8,039	338,040
ConnectOne Bancorp, Inc.	23,646	651,684
CrossFirst Bankshares, Inc. (a)	26,193	351,772
CVB Financial Corp.	76,652	1,899,437
DILA Capital Acquisition Corp. Class A (a)	4,041	39,642
Dime Community Bancshares, Inc.	25,727	808,857
Eagle Bancorp Montana, Inc.	2,880	56,736
Eagle Bancorp, Inc.	17,724	878,401
East West Bancorp, Inc.	79,134	5,819,514
Eastern Bankshares, Inc.	100,469	1,956,131
Enterprise Bancorp, Inc.	7,478	252,532
Enterprise Financial Services Corp.	22,406	1,037,622
Equity Bancshares, Inc.	7,783	253,025
Esquire Financial Holdings, Inc.	2,459	93,885
Farmers& Merchants Bancorp, Inc. (b)	7,012	282,584
Farmers National Banc Corp.	18,770	291,498
Fidelity D & D Bancorp, Inc. (b)	2,330	91,802
Fifth Third Bancorp	384,031	15,142,342
Financial Institutions, Inc.	9,689	272,745
First Bancorp, North Carolina	21,088	790,167
First Bancshares, Inc.	9,721	292,602
First Bank Hamilton New Jersey	14,532	207,808
First Busey Corp.	27,899	654,232
First Business Finance Services, Inc.	4,740	163,056
First Capital, Inc. (b)	2,233	76,168
First Citizens Bancshares, Inc. (b)	8,292	5,807,717
First Community Bankshares, Inc.	10,669	307,267
First Community Corp.	3,875	72,075
First Financial Bancorp, Ohio	55,952	1,173,873
First Financial Bankshares, Inc.	80,098	3,303,242
First Financial Corp., Indiana	8,773	394,610
First Financial Northwest, Inc.	9,975	168,578
First Foundation, Inc.	27,783	626,507
First Guaranty Bancshares, Inc. (b)	8,053	235,148
First Hawaiian, Inc.	72,880	1,866,457
First Internet Bancorp	8,345	322,534
First Interstate Bancsystem, Inc.	23,864	908,502
First Merchants Corp.	31,340	1,289,954
First Mid-Illinois Bancshares, Inc.	11,244	423,337
First Northwest Bancorp	7,546	130,018
First of Long Island Corp.	15,039	286,042
First Savings Financial Group, Inc.	2,781	69,108
First U.S. Bancshares, Inc.	3,641	39,505
First Western Financial, Inc. (a)	2,387	76,742
Five Star Bancorp	8,691	226,227
Flushing Financial Corp.	19,436	448,972
FNCB Bancorp, Inc.	3,698	28,660
Franklin Financial Services Corp.	854	26,056
Fulton Financial Corp.	91,810	1,455,189
FVCBankcorp, Inc. (a)	5,834	120,764
German American Bancorp, Inc.	16,332	621,106
Great Southern Bancorp, Inc.	7,786	462,099
Grupo Financiero Galicia SA sponsored ADR (b)	29,288	269,742
Guaranty Bancshares, Inc. Texas	8,980	327,411
Hancock Whitney Corp.	50,242	2,504,061
Hanmi Financial Corp.	18,233	425,558
HarborOne Bancorp, Inc.	36,797	525,829
Hawthorn Bancshares, Inc. (b)	2,756	72,951
HBT Financial, Inc.	16,600	288,674
Heartland Financial U.S.A., Inc.	20,061	887,298
Heritage Commerce Corp. (b)	41,991	481,637
Heritage Financial Corp., Washington	21,942	572,686
HomeStreet, Inc.	11,829	476,827
HomeTrust Bancshares, Inc.	11,346	304,527
Hope Bancorp, Inc.	64,741	943,924
Horizon Bancorp, Inc. Indiana (b)	24,746	444,686
Huntington Bancshares, Inc.	811,939	11,269,713
Independent Bank Corp.	26,861	2,237,521
Independent Bank Corp.	10,908	216,087
Independent Bank Group, Inc.	23,847	1,742,739
International Bancshares Corp.	38,873	1,629,945
Investar Holding Corp.	8,715	192,602
Lakeland Bancorp, Inc.	32,751	508,296
Lakeland Financial Corp. (b)	13,946	1,006,343
Landmark Bancorp, Inc.	2,919	74,493
LCNB Corp.	12,147	192,287
Limestone Bancorp, Inc.	621	12,594
Live Oak Bancshares, Inc. (b)	24,006	964,081
Logistics Innovation Technologies Corp. Class A (a)	7,640	74,414
Macatawa Bank Corp.	20,908	193,817
Mainstreet Bancshares, Inc.	1,715	42,566
Mercantile Bank Corp.	10,866	359,121
Meridian Bank/Malvern, PA	1,866	58,686
Meta Financial Group, Inc.	18,838	783,096
Metrocity Bankshares, Inc. (b)	10,365	210,513
Mid Penn Bancorp, Inc.	7,980	219,211
Middlefield Banc Corp.	1,133	28,257
Midland States Bancorp, Inc.	11,372	305,679
MidWestOne Financial Group, Inc.	11,723	356,731
MVB Financial Corp. (b)	5,314	198,372
National Bankshares, Inc.	4,034	129,693
NBT Bancorp, Inc.	24,469	904,864
Northeast Bank	7,547	285,352
Northrim Bancorp, Inc. (b)	5,057	210,169
Northwest Bancshares, Inc. (b)	81,605	1,051,888
Norwood Financial Corp.	3,432	90,227
Oak Valley Bancorp Oakdale California	5,385	91,437
OceanFirst Financial Corp.	33,684	679,406
Old National Bancorp, Indiana (b)	151,243	2,404,764
Old Point Financial Corp.	2,955	73,668
Old Second Bancorp, Inc.	19,988	305,217
OptimumBank Holdings, Inc. (a)	3,813	16,396
Orange County Bancorp, Inc. (b)	1,054	39,209
Origin Bancorp, Inc.	13,756	537,584
Orrstown Financial Services, Inc.	7,486	184,006
Pacific Premier Bancorp, Inc. (b)	54,299	1,767,975
PacWest Bancorp	66,545	2,101,491
Parke Bancorp, Inc.	4,103	101,344
Partners Bancorp	4,331	40,408
Patriot National Bancorp, Inc. (a)(b)	1,781	25,255
PCB Bancorp	9,838	197,055
Peapack-Gladstone Financial Corp.	10,114	340,842
Penns Woods Bancorp, Inc.	4,912	114,744
Peoples Bancorp of North Carolina	3,497	91,447
Peoples Bancorp, Inc.	18,541	529,902
Peoples Financial Services Corp.	4,449	235,041
Pinnacle Financial Partners, Inc.	41,330	3,365,089
Plumas Bancorp	1,220	35,502
Popular, Inc.	43,488	3,553,404
Preferred Bank, Los Angeles	7,653	524,307
Premier Financial Corp.	24,001	652,107
Primis Financial Corp. (b)	16,511	222,899
Professional Holdings Corp. (A Shares) (a)	5,287	116,631
QCR Holdings, Inc.	8,225	455,830
RBB Bancorp	8,755	187,882
Red River Bancshares, Inc.	3,386	173,871
Renasant Corp. (b)	30,122	931,975
Republic Bancorp, Inc., Kentucky Class A	10,388	477,329
Republic First Bancorp, Inc. (a)(b)	41,243	167,447
Richmond Mutual Bancorp., Inc.	1,852	27,799
Riverview Bancorp, Inc.	15,015	102,252
S&T Bancorp, Inc.	26,065	766,572
Salisbury Bancorp, Inc. (b)	1,630	86,211
Sandy Spring Bancorp, Inc.	26,534	1,123,715
SB Financial Group, Inc.	4,710	85,722
Seacoast Banking Corp., Florida	34,186	1,170,529
Shore Bancshares, Inc.	11,308	228,761
Sierra Bancorp	9,675	209,464
Signature Bank	33,345	7,211,523
Simmons First National Corp. Class A	68,091	1,750,620
SmartFinancial, Inc.	10,154	262,989
Sound Financial Bancorp, Inc.	1,189	43,838
South Plains Financial, Inc.	6,245	154,376
Southern First Bancshares, Inc. (a)	4,670	210,617
Southern States Bancshares, Inc. (b)	3,439	79,510
Southside Bancshares, Inc. (b)	16,588	668,994
Southstate Corp.	42,169	3,408,099
Stock Yards Bancorp, Inc. (b)	13,953	823,227
Summit Financial Group, Inc.	11,557	316,431
Summit State Bank	3,743	58,578
SVB Financial Group (a)	32,405	15,832,111
Texas Capital Bancshares, Inc. (a)	28,839	1,630,269
The Bank of Princeton	4,666	138,394
The First Bancorp, Inc.	6,787	205,442
Third Coast Bancshares, Inc.	3,008	74,719
TowneBank	42,448	1,251,367
Trico Bancshares	18,864	855,294
TriState Capital Holdings, Inc. (a)	23,090	706,092
Triumph Bancorp, Inc. (a)	13,714	997,556
Trustmark Corp. (b)	33,488	974,166
UMB Financial Corp.	26,643	2,460,481
Umpqua Holdings Corp.	122,454	2,161,313
Union Bankshares, Inc.	2,283	65,317
United Bancshares, Inc.	546	16,986
United Bankshares, Inc., West Virginia (b)	67,478	2,534,474
United Community Bank, Inc.	58,004	1,823,066
United Security Bancshares, California	1,456	11,459
Unity Bancorp, Inc.	6,284	182,236
Univest Corp. of Pennsylvania	13,955	369,808
USCB Financial Holdings, Inc. (a)	2,062	26,703
Valley National Bancorp	208,971	2,656,021
Veritex Holdings, Inc.	24,936	859,295
VersaBank	1,224	11,151
Virginia National Bankshares C (b)	1,549	50,002
Washington Federal, Inc.	41,513	1,347,097
Washington Trust Bancorp, Inc.	8,141	408,678
WesBanco, Inc. (b)	35,638	1,213,830
West Bancorp., Inc.	9,814	249,766
Westamerica Bancorp.	15,600	939,276
Wintrust Financial Corp.	31,710	2,771,137
Zions Bancorp NA	85,396	4,870,988
		205,614,625
Capital Markets - 1.5%
ABG Acquisition Corp. I Class A (a)	15,211	148,916
AGM Group Holdings, Inc. (a)(b)	12,918	26,740
Agrico Acquisition Corp. Class A (a)	5,152	52,396
Alpha Capital Acquisition Co. (a)	280	2,772
ARYA Sciences Acquisition Corp. IV Class A (a)(b)	7,820	76,401
ARYA Sciences Acquisition Corp. V	3,281	31,793
B. Riley Financial, Inc. (b)	15,733	855,089
Belong Acquisition Corp. (a)	2,319	22,703
Benessere Capital Acquisition Corp. (a)	9,179	94,452
BGC Partners, Inc. Class A	186,493	607,967
Biote Corp. Class A (a)(b)	13,079	85,014
Blucora, Inc. (a)	30,712	543,295
Capital Southwest Corp.	11,251	251,460
Carlyle Group LP	198,752	7,657,915
Cartesian Growth Corp. Class A (a)	12,861	126,038
CF Acquisition Corp. VI (a)(b)	13,758	146,248
Chavant Capital Acquisition Corp. (a)	3,004	29,890
Clarim Acquisition Corp. Class A (a)	6,638	65,052
CME Group, Inc.	199,554	39,677,322
Coinbase Global, Inc. (a)(b)	92,026	7,187,231
Colicity, Inc. (a)	9,693	94,701
Coliseum Acquisition Corp. Class A (a)	1,078	10,424
CONX Corp. Class A (a)	43,934	433,189
Cowen Group, Inc. Class A (b)	16,234	430,850
Crescent Capital BDC, Inc. (b)	12,883	224,293
Deep Lake Capital Acquisition Corp. Class A (a)	16,837	165,171
Diamond Hill Investment Group, Inc.	1,539	288,008
Eqonex Ltd. (a)(b)	13,223	15,471
Fintech Acquisition Corp. V (a)	13,427	132,256
Focus Financial Partners, Inc. Class A (a)	34,612	1,304,872
Forum Merger IV Corp. (a)	11,641	113,733
Freedom Holding Corp. (a)(b)	34,184	1,455,213
Frontier Acquisition Corp. (a)	6,646	64,931
FTAC Parnassus Acquisition Corp. Class A (a)	6,912	67,461
Futu Holdings Ltd. ADR (a)(b)	38,461	1,411,903
GCM Grosvenor, Inc. Class A (b)	32,247	264,103
Glass Houses Acquisition Corp. Class A (a)	8,758	85,303
Global Consumer Acquisition Corp. (a)	150	1,506
Golden Arrow Merger Corp. Class A (a)	14,830	144,593
Goldenbridge Acquisition Ltd. (a)	7,095	71,872
Good Works II Acquisition Corp. (a)	1,091	10,779
Gores Holdings VIII, Inc. Class A (a)	13,407	132,327
Gores Technology Partners II, Inc. Class A (a)	23,332	227,954
Gores Technology Partners, Inc. Class A (a)	13,265	129,334
Hamilton Lane, Inc. Class A	20,275	1,410,126
Hennessy Advisors, Inc. (b)	4,729	48,992
Heritage Global, Inc. (a)	28,350	33,737
Horizon Technology Finance Corp.	7,992	98,222
Hudson Executive Investment Corp. III Class A (a)	23,176	226,661
Hywin Holdings Ltd. ADR (a)(b)	6,913	46,455
IG Acquisition Corp. Class A (a)	41,208	407,547
Interactive Brokers Group, Inc. (b)	54,623	3,361,499
Investcorp Credit Management BDC, Inc.	16,938	80,625
Isleworth Healthcare Acquisition Corp. (a)	18,688	185,385
Itiquira Acquisition Corp. Class A (a)	9,673	94,699
JOFF Fintech Acquisition Corp. Class A (a)	38,976	381,185
Kairos Acquisition Corp. Class A (a)	22,423	220,418
Kernel Group Holdings, Inc. (a)	21,554	211,876
Khosla Ventures Acquisition Co. (a)	37,792	368,472
KINS Technology Group, Inc. Class A (a)	19,289	194,626
Kismet Acquisition Two Corp. (a)	7,900	77,302
KL Acquisition Corp. Class A (a)	18,259	179,851
Lion Group Holding Ltd. ADR (a)(b)	11,889	12,127
Logan Ridge Finance Corp. (a)	3,628	66,030
LPL Financial	44,601	8,750,270
MarketAxess Holdings, Inc.	20,996	5,914,153
MarketWise, Inc. Class A (a)(b)	13,610	43,552
Model Performance Acquisition Corp. (a)	2,807	28,519
Morningstar, Inc.	24,319	6,250,713
Mount Rainier Acquisition Corp. (a)	4,225	42,208
NASDAQ, Inc.	93,381	14,498,334
New Mountain Finance Corp.	53,270	688,781
Newtek Business Services Corp. (b)	13,878	337,374
North Mountain Merger Corp. Class A (a)	6,334	62,643
Northern Trust Corp.	115,180	12,871,365
Open Lending Corp. (a)	70,944	933,623
Panacea Acquisition Corp. II (a)	10,372	102,164
Pathfinder Acquisition Corp. (a)	17,794	174,025
Patria Investments Ltd.	29,248	481,130
Perella Weinberg Partners Class A	23,081	173,108
PhenixFIN Corp. (a)	762	29,345
Pine Technology Acquisition Corp. Class A (a)	22,624	220,584
Pioneer Merger Corp. Class A (a)	70,842	695,668
Portage Fintech Acquisition Corp. Class A (a)	8,824	85,416
Progress Acquisition Corp. Class A (a)	2,861	28,209
Puhui Wealth Investment Management Co. Ltd. (a)	11,943	7,506
Puyi, Inc. ADR (a)(b)	12,308	96,495
Recharge Acquisition Corp. Class A (a)	2,636	26,334
Robinhood Markets, Inc. (a)(b)	400,742	4,031,465
Runway Growth Finance Corp. (b)	16,094	216,947
ScION Tech Growth II Class A (a)	10,487	102,773
SEI Investments Co.	79,621	4,652,255
Senior Connect Acquisition Corp. I Class A (a)	50,774	498,601
Shelter Acquisition Corp. I Class A (a)	3,618	35,493
Siebert Financial Corp. (a)(b)	14,080	23,373
Silvercrest Asset Management Group Class A	8,360	174,222
StepStone Group, Inc. Class A	30,224	823,906
StoneX Group, Inc. (a)	10,694	802,799
Summit Healthcare Acquisition Corp. Class A (a)	1,338	12,952
SVF Investment Corp. 2 (a)	26,630	260,175
SVF Investment Corp. 3 (a)	35,356	335,528
T. Rowe Price Group, Inc.	125,741	15,980,424
TCV Acquisition Corp. Class A (a)	38,580	374,612
Tio Tech A Class A (a)	9,063	88,364
TPG, Inc. (b)	36,800	1,073,456
Tradeweb Markets, Inc. Class A	62,089	4,197,837
Trinity Capital, Inc.	14,443	240,187
Twelve Seas Investment Co. II (a)	7,923	77,328
U.S. Global Investors, Inc. Class A	8,407	40,438
Up Fintech Holdings Ltd. ADR (a)(b)	60,284	245,959
Value Line, Inc. (b)	5,984	422,530
Velocity Acquisition Corp. Class A (a)	8,116	79,293
Victory Capital Holdings, Inc.	15,821	447,418
Vinci Partners Investments Ltd. (b)	27,294	293,411
Virtu Financial, Inc. Class A	65,032	1,699,286
Virtus Investment Partners, Inc.	4,472	861,576
WisdomTree Investments, Inc. (b)	48,635	289,378
XP, Inc. Class A (a)	233,483	5,279,051
		168,877,332
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR	70,727	1,112,536
7GC & Co. Holdings, Inc. Class A (a)	20,646	202,744
Atlanticus Holdings Corp. (a)(b)	9,306	362,096
Consumer Portfolio Services, Inc. (a)(b)	14,707	199,133
Credit Acceptance Corp. (a)(b)	8,000	4,762,480
Encore Capital Group, Inc. (a)(b)	17,912	1,094,602
EZCORP, Inc. (non-vtg.) Class A (a)	28,924	219,244
FirstCash Holdings, Inc.	19,513	1,456,645
Jiayin Group, Inc. ADR (a)	5,761	10,197
Katapult Holdings, Inc. (a)(b)	46,564	64,258
LendingTree, Inc. (a)	6,185	390,335
LexinFintech Holdings Ltd. ADR (a)(b)	59,374	119,935
Medallion Financial Corp.	10,141	78,491
Mogo, Inc. (a)(b)	22,529	30,189
Navient Corp.	90,100	1,441,600
Nicholas Financial, Inc. (a)	5,880	54,625
Oportun Financial Corp. (a)	16,861	189,855
Pintec Technology Holdings Ltd. ADR (a)(b)	4,579	7,784
PRA Group, Inc. (a)(b)	24,555	908,535
Senmiao Technology Ltd. (a)(b)	1,672	1,605
SLM Corp.	168,690	3,304,637
SoFi Technologies, Inc. (a)(b)	439,721	3,289,113
Upstart Holdings, Inc. (a)(b)	45,348	2,285,539
World Acceptance Corp. (a)(b)	3,875	573,771
		22,159,949
Diversified Financial Services - 0.4%
10X Capital Venture Acquisition Corp. II (a)	8,157	80,428
26 Capital Acquisition Corp. Class A (a)	18,108	178,726
5:01 Acquisition Corp. (a)	400	3,956
7 Acquisition Corp. Class A (a)	1,022	10,200
8i Acquisition 2 Corp. (a)	2,778	27,377
A-Mark Precious Metals, Inc.	6,348	482,638
Accretion Acquisition Corp. (a)	31,080	305,516
ACE Convergence Acquisition Corp. Class A (a)(b)	15,037	150,821
Ace Global Business Acquisition Ltd. (a)	1,698	17,421
Achari Ventures Holdings Corp. I (a)	6,078	59,625
Aequi Acquisition Corp. Class A (a)	19,142	188,549
Aesther Healthcare Acquisition Corp. Class A (a)	2,871	28,997
AF Acquisition Corp. Class A (a)	3,090	30,128
Agba Acquisition Ltd. (a)	972	10,974
Agile Growth Corp. Class A (a)	6,605	64,465
Ahren Acquisition Corp. Class A (a)	2,583	25,520
Alerus Financial Corp.	7,551	191,795
Alpha Partners Technology Merger Corp. (a)	7,353	70,956
Alpine Acquisition Corp. (a)	1,573	15,903
AltEnergy Acquisition Corp. Class A (a)	611	6,079
Altitude Acquisition Corp. Class A (a)	30,598	305,674
AMCI Acquisition Corp. II (a)	1,196	11,793
American Acquisition Opportunity, Inc. Class A (a)	2,024	20,361
Anthemis Digital Acquisitions I Corp. (a)	2,987	29,601
Anzu Special Acquisition Corp. I Class A (a)	13,497	131,866
Arbor Rapha Capital Bioholding Corp. I (a)	4,647	46,795
ArcLight Clean Transition Corp. II (a)	17,077	169,404
Arena Fortify Acquisition Corp. Class A (a)	5,339	53,283
Argus Capital Corp. Class A (a)	7,289	72,598
Aries I Acquisition Corp. Class A (a)	5,956	60,126
Armada Acquisition Corp. I (a)	5,183	51,053
Arrowroot Acquisition Corp. Class A (a)	11,073	108,626
Artemis Strategic Investment Corp. (a)	10,298	102,980
Astrea Acquisition Corp. Class A (a)	5,562	54,396
Athlon Acquisition Corp. (a)	20,350	200,448
Atlantic Coastal Acquisition Corp. Class A (a)	24,695	241,023
Aurora Acquisition Corp. Class A (a)(b)	11,702	114,680
Authentic Equity Acquisition Corp. (a)	4,802	47,252
Avalon Acquisition, Inc. Class A (a)	33,099	329,997
Avista Public Acquisition Corp. II (a)	6,982	70,379
AxonPrime Infrastructure Acquisition Corp. (a)	1,254	12,114
B. Riley Principal 150 Merger Corp. Class A (a)	22,127	217,730
B. Riley Principal 250 Merger Corp. (a)	3,432	33,290
Banner Acquisition Corp. (a)	5,512	54,293
BCLS Acquisition Corp. (a)	7,225	71,455
Better World Acquisition Corp. (a)	3,600	37,044
Big Sky Growth Partners, Inc. Class A (a)	3,099	30,153
Bilander Acquisition Corp. Class A (a)	2,578	24,981
Biotech Acquisition Co. Class A (a)	7,901	69,687
Blockchain Coinvestors Acquisition Corp. I Class A (a)	4,373	43,380
Blockchain Moon Acquisition Corp. (a)	6,188	61,199
Blue Whale Acquisition Corp. I (a)	9,587	92,419
Breeze Holdings Acquisition Corp. (a)(b)	4,436	45,380
Bridgetown Holdings Ltd. Class A (a)	70,587	698,811
Bright Lights Acquisition Corp. (a)	17,617	173,880
Brilliant Acquisition Corp. (a)	4,918	51,147
Broadscale Acquisition Corp. Class A (a)	21,877	213,957
Brookline Capital Acquisition Corp. (a)	1,762	17,831
Bull Horn Holdings Corp. (a)(b)	2,844	28,611
BYTE Acquisition Corp. Class A (a)	11,729	114,358
Cactus Acquisition Corp. 1 Ltd. (a)	3,546	35,176
Canna-Global Acquisition Corp. (a)	10,398	104,188
Carney Technology Acquisition Corp. II Class A (a)	26,127	256,828
Cascadia Acquisition Corp. Class A (a)	2,973	29,076
Catalyst Partners Acquisition Corp. Class A (a)	10,080	98,179
CENAQ Energy Corp. (a)	3,630	36,373
CF Acquisition Corp. IV Class A (a)	37,725	370,082
CF Acquisition Corp. VIII Class A (a)(b)	11,894	120,129
Chardan NexTech Acquisition 2 Corp. (a)	1,264	12,766
CHW Acquisition Corp. (a)	2,733	27,002
CIIG Capital Partners II, Inc. Class A (a)	7,432	73,280
Conyers Park III Acquisition Corp. Class A (a)	8,265	79,923
Corazon Capital V838 Monoceros Corp. (a)	3,759	36,650
Corner Growth Acquisition Corp. (a)	43,389	428,249
Corner Growth Acquisition Corp. 2 Class A (a)	2,144	21,397
COVA Acquisition Corp. Class A (a)	20,529	201,800
Crixus BH3 Acquisition Co. (a)	4,612	45,336
DA32 Life Science Tech Acquision Corp.	2,365	22,846
Data Knights Acquisition Corp. Class A (a)	4,680	47,830
Decarbonization Plus Acquisition Corp. IV Class A (a)	9,586	94,901
Deep Medicine Acquisition Corp. Class A (a)	21,476	214,116
DHB Capital Corp. (a)	6,450	62,952
DHC Acquisition Corp. (a)	12,386	120,887
DiamondHead Holdings Corp. (a)	20,014	195,937
Digital Health Acquisition Corp. (a)	1,431	14,382
Digital Transformation Opportunities Corp. (a)	10,892	106,306
Digital World Acquisition Corp. (a)(b)	16,488	720,690
Disruptive Acquisition Corp. I (a)	4,580	44,701
DP Cap Acquisition Corp. I Class A (a)	1,103	10,942
Dragoneer Growth Opportunities Corp. III (a)	52,306	509,460
DTRT Health Acquisition Corp. Class A (a)(b)	5,613	56,298
Duddell Street Acquisition Corp. Class A (a)	12,411	123,241
Dune Acquisition Corp. (a)	26,599	265,724
Dynamics Special Purpose Corp. (b)	28,123	279,543
E.Merge Technology Acquisition Corp. Class A (a)	89,234	887,878
East Resources Acquisition Co. (a)	9,378	93,311
Edify Acquisition Corp. (a)	21,442	210,560
Edoc Acquisition Corp. Class A (a)	1,542	15,728
EdtechX Holdings Acquisition Corp. II (a)	600	6,042
EJF Acquisition Corp. Class A (a)(b)	14,359	142,872
Endurance Acquisition Corp. Class A (a)	4,223	41,554
Enterprise 4.0 Technology Acquisition Corp. (a)	3,131	31,028
Epiphany Technology Acquisition Corp. Class A (a)	29,000	284,200
ESGEN Acquisition Corp. Class A (a)	5,531	55,310
Eucrates Biomedical Acquisition Corp. (a)	4,558	44,987
European Biotech Acquisition Corp. Class A (a)	1,100	10,725
Evo Acquisition Corp. Class A (a)	5,911	57,810
ExcelFin Acquisition Corp. Class A (a)	1,969	19,532
Fat Projects Acquisition Corp. (a)	20,151	198,890
Fifth Wall Acquisition Corp. III Class A	52,330	508,648
Finnovate Acquisition Corp. Class A (a)	4,358	43,188
FinServ Acquisition Corp. II Class A (a)	10,148	99,146
FinTech Acquisition Corp. VI Class A (a)	4,197	41,173
First Reserve Sustainable Growth Corp. (a)	14,459	141,120
FlexShopper, Inc. (a)	5,973	6,929
Focus Impact Acquisition Corp. Class A (a)	1,644	16,292
Fortistar Sustainable Solution Corp. Class A (a)	20,963	205,228
Founder SPAC Class A (a)	4,939	49,588
FoxWayne Enterprises Acquisition Corp. Class A (a)	2,038	20,625
Frazier Lifesciences Acquisition Corp. Class A (a)	8,914	87,892
Freight Technologies, Inc. (a)(b)	7,601	13,682
FTAC Athena Acquisition Corp. Class A (a)	6,871	67,267
FTAC Hera Acquisition Corp. (a)	44,100	431,298
FTAC Zeus Acquisition Corp. Class A (a)	7,546	74,253
Future Health ESG Corp. (a)	3,358	33,143
G3 VRM Acquisition Corp. (a)	1,711	17,315
Games & Esports Experience Acquisition Corp. Class A (a)	1,402	13,978
Gaming & Hospitality Acquisition Corp. (a)	3,758	36,753
Genesis Growth Tech Acquisition Corp. (a)	712	7,134
Gesher I Acquisition Corp. Class A (a)	3,590	35,254
GigInternational1, Inc. (a)	3,326	33,360
Gladstone Acquisition Corp. (a)(b)	3,884	39,073
Glenfarne Merger Corp. (a)	8,165	79,772
Global Partner Acquisition Corp. II Class A (a)	9,231	90,648
Global Synergy Acquisition Corp. Class A (a)	13,599	134,358
Global Technology Acquisition Corp. I Class A (a)	3,726	36,925
Globalink Investment, Inc. (a)	3,677	36,402
Globis Acquisition Corp. (a)	11,364	116,936
Goal Acquisitions Corp. (a)	29,937	293,083
Gobi Acquisition Corp. Class A	4,288	41,379
Gores Guggenheim, Inc. Class A (a)(b)	43,100	443,499
Gores Holdings VII, Inc. Class A (a)	29,062	283,936
Green Visor Financial Technology Acquisition Corp. I Class A (a)	6,365	63,586
Group Nine Acquisition Corp. Class A (a)	18,015	176,547
GX Acquisition Corp. II (a)	3,426	33,404
Hamilton Lane Alliance Holdings I, Inc. (a)	9,308	91,218
Health Sciences Acquisitions Corp. 2 (a)	12,421	123,589
Healthcare Services Acquisition Corp. (a)	258,202	2,532,962
Healthwell Acquisition Corp. I (a)	6,406	62,202
Hennessy Capital Investment Corp. V Class A (a)	54,699	536,050
Hennessy Capital Investment Corp. VI Class A (a)	5,644	54,352
HHG Capital Corp. (a)	1,448	14,451
Home Plate Acquisition Corp. (a)	6,074	59,161
Hudson Executive Investment Corp. II (a)	10,912	106,938
HumanCo Acquisition Corp. (a)	33,766	331,920
Independence Holdings Corp. Class A (a)	22,214	217,697
Inflection Point Acquisition Corp. Class A (a)	4,275	41,468
INSU Acquisition Corp. III (a)	15,949	156,619
Integral Acquisition Corp. 1 (a)	1,063	10,534
Intelligent Medicine Acquisition Corp. Class A (a)	4,559	45,544
International Media Acquisition Corp. (a)	6,960	69,113
InterPrivate IV InfraTech Partners, Inc. (a)	7,875	76,860
Investcorp Europe Acquisition Corp. I (a)	670	6,673
Iron Spark I, Inc. Class A (b)	50,700	500,916
ITHAX Acquisition Corp. (a)	11,918	117,154
IX Acquisition Corp. Class A (a)(b)	7,873	77,077
Jack Creek Investment Corp. (a)	13,416	131,477
Jaws Hurricane Acquisition Corp. Class A (a)	11,662	113,005
Jaws Juggernaut Acquisition Corp. Class A (a)	6,008	58,278
Jupiter Acquisition Corp. (a)	5,254	50,701
Kadem Sustainable Impact Corp. Class A (a)	2,684	26,250
Khosla Ventures Acquisition Co. III (a)	120,282	1,171,547
Kismet Acquisition Three Corp. (a)	7,382	72,122
KludeIn I Acquisition Corp. (a)	16,700	166,499
L Catterton Asia Acquisition Corp. Class A (a)	11,998	117,460
LAMF Global Ventures Corp. I (a)	5,825	57,668
Landcadia Holdings IV, Inc. Class A (a)	30,833	300,313
Larkspur Health Acquisition Corp. Class A (a)	4,076	40,434
LAVA Medtech Acquisition Corp. Class A (a)	1,328	13,227
Lazard Growth Acquisition Corp. I (a)	32,863	321,729
LDH Growth Corp. I Class A (a)	10,420	101,803
Lead Edge Growth Opportunities Ltd. Class A (a)	12,291	120,083
Lefteris Acquisition Corp. (a)	6,172	61,010
Legato Merger Corp. II (a)	7,301	72,499
Lerer Hippeau Acquisition Corp. Class A (a)	90,146	878,924
Levere Holdings Corp. Class A (a)	12,733	124,274
Liberty Media Acquisition Corp. (a)	47,071	466,003
Liberty Resources Acquisition Corp. Class A (a)	1,059	10,579
LightJump Acquisition Corp. (a)	1,028	10,249
Lionheart III Corp. (a)	3,529	35,114
LM Funding America, Inc. (a)	6,078	9,056
LMF Acquisition Opportunities, Inc. (a)	1,152	11,681
Lux Health Tech Acquisition Corp. (a)	47,276	466,614
Macondray Capital Acquisition Corp. I Class A (a)	4,426	43,773
Malacca Straits Acquisition Co. Ltd. Class A (a)	6,813	69,220
Maquia Capital Acquisition Corp. Class A (a)	23,638	240,635
Marblegate Acquisition Corp. (a)	13,895	136,866
Marlin Technology Corp. (a)	26,389	259,140
Maxpro Capital Acquisition Corp. (a)	13,427	135,076
McLaren Technology Acquisition Corp. Class A (a)	5,544	55,274
Medicus Sciences Acquisition Corp. Class A (a)	7,814	76,421
MedTech Acquisition Corp. Class A (a)	17,239	169,287
MELI Kaszek Pioneer Corp.	15,932	160,754
Mercato Partners Acquisition Corp. Class A (a)	2,234	22,184
Mercury Ecommerce Acquisition Corp. Class A (a)	3,822	37,570
Minority Equality Opportunities Acquisition, Inc. Class A (a)	1,582	15,915
Monterey Bio Acquisition Corp. (a)	13,454	134,405
Monument Circle Acquisition Corp. Class A (a)	16,211	159,030
Moringa Acquisition Corp. Class A (a)	5,285	51,846
Mountain & Co. I Acquisition Corp. (a)	6,280	63,365
Mountain Crest Acquisition Corp. III (a)	1,605	15,793
Mountain Crest Acquisition Corp. IV (a)	2,322	22,895
Mountain Crest Acquisition Corp. V (a)	17,855	175,336
MSD Acquisition Corp. Class A (a)	29,084	284,442
MSP Recovery, Inc. (a)(b)	13,433	18,269
MSP Recovery, Inc. warrants 5/20/27 (a)(b)	1,585,094	118,724
Mudrick Capital Acquisition Corp. II Class A (a)	12,843	129,201
Natural Order Acquisition Corp. (a)	23,611	232,804
New Providence Acquisition Corp. II Class A (a)	5,325	52,824
New Vista Acquisition Corp. (a)	7,455	72,910
Newbury Street Acquisition Corp. (a)	3,186	31,064
Newcourt Acquisition Corp. Class A (a)	4,453	44,530
NewHold Investment Corp. II Class A (a)	1,947	19,061
NightDragon Acquisition Corp. (a)	10,595	103,407
Noble Rock Acquisition Corp. Class A (a)	11,942	116,912
Nocturne Acquisition Corp. (a)	2,352	23,896
North Atlantic Acquisition Corp. Class A (a)	20,192	177,892
Nova Vision Acquisition Corp. (a)	150	1,505
OCA Acquisition Corp. Class A (a)	3,453	34,668
OceanTech Acquisitions I Corp. Class A (a)	1,749	17,612
OmniLit Acquisition Corp. Class A (a)	361	3,592
One Equity Partners Open Water I Corp. (a)	14,822	145,256
Onyx Acquisition Co. I Class A (a)	6,021	60,451
OPY Acquisition Corp. I Class A (a)	1,750	17,115
Orion Acquisition Corp. Class A (a)	12,018	117,897
Orion Biotech Opportunities Corp. Class A (a)	3,893	37,762
Oxbridge Acquisition Corp. Class A (a)	673	6,757
Oxus Acquisition Corp. (a)	4,662	46,434
Oyster Enterprises Acquisition Corp. Class A (a)	7,470	73,243
Pacifico Acquisition Corp. (a)	1,928	19,261
PepperLime Health Acquisition Corp. Class A (a)	7,163	70,341
Perception Capital Corp. II Class A (a)	4,690	47,041
Phoenix Biotech Acquisition Corp. (a)	4,689	47,031
PHP Ventures Acquisition Corp. Class A (a)	1,807	18,106
Plum Acquisition Corp. I Class A (a)	6,545	63,814
Pono Capital Corp. Class A (a)	2,112	21,310
Population Health Investment Co., Inc. (a)	14,087	139,039
Power & Digital Infrastructure Acquisition II Corp. (a)	1,158	11,314
Powered Brands Class A (a)	11,978	117,744
Priveterra Acquisition Corp. (a)	8,159	80,285
Property Solutions Acquisition Corp. II Class A (a)	7,685	75,006
PropTech Investment Corp. II (a)	12,250	120,540
Prospector Capital Corp. Class A (a)	31,408	308,741
Provident Acquisition Corp. Class A (a)	20,322	200,172
PWP Forward Acquisition Corp. I Class A (a)	5,212	50,869
Research Alliance Corp. II (a)	9,812	95,765
Revolution Healthcare Acquisition Corp. (a)	18,769	182,998
Riverview Acquisition Corp. (a)(b)	4,715	46,679
RMG Acquisition Corp. III Class A (a)	23,202	227,148
Rose Hill Acquisition Corp. Class A (a)	5,199	51,990
Rosecliff Acquisition Corp. I (a)	14,419	141,018
Roth CH Acquisition IV Co. (a)	4,724	46,909
RXR Acquisition Corp. (a)	8,882	86,688
Sanaby Health Acquisition Corp. I Class A (a)	6,098	61,102
Sarissa Capital Acquisition Corp. Class A (a)	5,582	55,206
Schultze Special Purpose Acquisition Corp. II Class A (a)	157,159	1,540,158
Science Strategic Acquisition Corp. Alpha (a)	11,309	110,715
ScION Tech Growth I Class A (a)	57,249	563,903
SCP & CO Healthcare Acquisition Co. (a)	4,781	46,902
Screaming Eagle Acquisition Corp. (a)(b)	19,302	185,685
Seaport Calibre Materials Acquisition Corp. (a)	2,511	24,934
SEATech Ventures Corp. (a)	3,755	3,342
Sierra Lake Acquisition Corp. Class A (a)	7,865	77,628
Silver Crest Acquisition Corp. (a)	11,979	117,514
Silver Spike Acquisition Corp. II Class A (a)	5,656	55,316
SILVERspac, Inc. Class A (a)	5,375	51,815
Skydeck Acquisition Corp. Class A (a)	3,706	35,985
Slam Corp. (a)	24,200	236,918
Social Capital Suvretta Holdings Corp. I	6,354	62,587
Social Capital Suvretta Holdings Corp. II	4,619	44,712
Social Capital Suvretta Holdings Corp. III	7,502	74,045
Social Capital Suvretta Holdings Corp. IV	6,040	58,467
Software Acquisition Group, Inc. III (a)	4,313	43,259
Spindletop Health Acquisition Corp. Class A (a)	2,626	26,207
SPK Acquisition Corp. (a)	4,813	48,082
Sports Ventures Acquisition Corp. Class A (a)	15,350	151,351
SportsMap Tech Acquisition Corp. (a)	7,111	70,470
SportsTek Acquisition Corp. Class A (a)	6,720	65,654
Springwater Special Situations Corp. (a)	5,140	50,680
StoneBridge Acquisition Corp. (a)	7,553	75,341
Stratim Cloud Acquisition Corp. (a)	1,742	16,985
Sustainable Development Acquisition I Corp. Class A (a)	22,589	221,598
SVF Investment Corp. (a)	32,605	320,181
SWK Holdings Corp. (a)(b)	5,279	101,304
Tastemaker Acquisition Corp. Class A (a)	23,872	236,333
TB SA Acquisition Corp. (a)	6,265	61,084
Tech and Energy Transition Corp. Class A (a)	10,099	99,071
Tekkorp Digital Acquisition Corp. (a)	24,069	237,802
TG Venture Acquisition Corp. (a)	5,333	52,903
Thrive Acquisition Corp. Class A (a)	2,192	21,898
Thunder Bridge Capital Partner IV, Inc. (a)	4,969	48,597
Thunder Bridge Capital Partners III, Inc. Class A (a)	19,136	187,341
Tishman Speyer Innovation Corp. II (a)	9,063	88,636
TKB Critical Technologies 1 Class A (a)	5,281	52,810
TPB Acquisition Corp. I Class A (a)	476	4,593
TradeUP Acquisition Corp. (a)	1,582	15,804
Tribe Capital Growth Corp. I Class A (a)	9,020	88,035
Tuatara Capital Acquisition Corp. (a)	11,671	116,477
Turmeric Acquisition Corp. (a)	5,979	59,132
Tuscan Holdings Corp. II (a)(b)	38,468	396,028
TZP Strategies Acquisition Corp. (a)	11,527	113,138
VectoIQ Acquisition Corp. II (a)	21,822	214,074
Vector Acquisition Corp. II Class A (a)	200,767	1,961,494
Ventoux CCM Acquisition Corp. (a)	11,540	117,362
Venus Acquisition Corp. (a)(b)	2,403	24,535
Vickers Vantage Corp. I (a)(b)	11,817	120,652
Vision Sensing Acquisition Corp. Class A (a)	1,085	10,861
VPC Impact Acquisition Holding II Class A (a)(b)	9,812	95,961
Waldencast Acquisition Corp. (a)(b)	7,784	76,595
WinVest Acquisition Corp. (a)	1,876	18,610
Worldwide Webb Acquisition Corp. Class A (a)	2,530	24,845
XPAC Acquisition Corp. (a)	1,680	16,363
Z-Work Acquisition Corp. Class A (a)	5,211	51,068
Zimmer Energy Transition Acquisition Corp. (a)	12,820	124,482
		42,963,109
Insurance - 0.6%
Amerisafe, Inc.	9,587	483,185
Arch Capital Group Ltd. (a)	215,761	10,240,017
Atlantic American Corp. (b)	8,809	27,484
Brighthouse Financial, Inc. (a)	45,713	2,245,423
BRP Group, Inc. (a)	30,034	757,457
Cincinnati Financial Corp.	89,320	11,420,455
Conifer Holdings, Inc. (a)(b)	3,312	4,670
Donegal Group, Inc. Class A	18,229	294,945
eHealth, Inc. (a)	14,424	151,452
Enstar Group Ltd. (a)	9,839	2,281,959
Erie Indemnity Co. Class A	25,749	4,319,395
Fanhua, Inc. ADR (b)	18,931	97,116
Fednat Holding Co. (a)	5,734	2,202
FG Financial Group, Inc. (a)(b)	3,213	8,065
GoHealth, Inc. (a)(b)	43,869	35,078
Goosehead Insurance (b)	10,890	563,884
Greenlight Capital Re, Ltd. (a)	7,844	61,340
Hallmark Financial Services, Inc. (a)	8,243	23,575
Health Assurance Acquisition Corp. (a)	63,913	630,182
Huize Holding Ltd. ADR (a)(b)	8,820	8,464
International General Insurance Holdings Ltd. (b)	24,436	182,293
Investors Title Co.	1,165	193,308
James River Group Holdings Ltd.	12,402	316,871
Kingstone Companies, Inc.	5,340	23,603
Maiden Holdings Ltd. (a)	52,310	127,636
MetroMile, Inc. (a)(b)	26,315	27,631
Midwest Holding, Inc. (a)(b)	1,575	18,900
National Western Life Group, Inc.	1,743	364,444
NI Holdings, Inc. (a)	13,483	225,166
Oxbridge Re Holdings Ltd. (a)	5,511	28,657
Palomar Holdings, Inc. (a)	14,396	894,711
Principal Financial Group, Inc. (b)	145,298	10,596,583
Reliance Global Group, Inc. (a)(b)	3,189	8,100
Root, Inc. (a)(b)	62,654	87,089
Safety Insurance Group, Inc. (b)	8,823	819,304
Selective Insurance Group, Inc.	32,232	2,555,998
Sirius International Insurance rights (a)(c)	58,865	215,770
Tian Ruixiang Holdings Ltd. (a)(b)	1,504	1,068
Tiptree, Inc.	21,813	236,235
Trean Insurance Group, Inc. (a)	28,354	202,731
Trupanion, Inc. (a)(b)	22,228	1,486,609
Unico American Corp. (a)	851	1,668
United Fire Group, Inc. (b)	8,472	274,578
United Insurance Holdings Corp.	1,147	1,961
Vericity, Inc. (a)	6,650	46,550
Willis Towers Watson PLC	66,029	13,936,741
		66,530,553
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	287,905	3,521,078
Manhattan Bridge Capital, Inc.	8,746	49,240
New York Mortgage Trust, Inc.	215,859	654,053
		4,224,371
Thrifts & Mortgage Finance - 0.2%
1895 Bancorp of Wisconsin, Inc.	3,059	30,437
America First Tax Exempt Investors LP	13,047	241,630
Blue Foundry Bancorp	14,520	173,804
Bogota Financial Corp. (a)(b)	8,810	97,967
Bridgewater Bancshares, Inc. (a)	11,181	181,468
Broadway Financial Corp. (a)	16,771	29,349
Capitol Federal Financial, Inc.	85,642	869,266
Carver Bancorp, Inc. (a)	7,032	82,696
Columbia Financial, Inc. (a)	65,632	1,364,489
Cullman Bancorp, Inc. (b)	1,695	18,815
Enact Holdings, Inc.	90,207	2,193,834
FS Bancorp, Inc. (b)	6,150	186,038
Greene County Bancorp, Inc.	4,298	240,645
Hingham Institution for Savings	1,454	469,351
HMN Financial, Inc.	3,382	78,158
Home Bancorp, Inc.	7,434	255,655
Home Point Capital, Inc. (b)	64,166	253,456
Kearny Financial Corp. (b)	54,137	671,840
Luther Burbank Corp.	20,688	282,184
Magyar Bancorp, Inc.	3,540	41,984
Merchants Bancorp	22,140	564,349
Mr. Cooper Group, Inc. (a)	45,010	1,951,634
NMI Holdings, Inc. (a)	48,402	900,761
Northeast Community Bancorp, Inc.	1,901	21,291
Northfield Bancorp, Inc.	31,683	421,067
Oconee Federal Financial Corp. (b)	878	18,113
OP Bancorp	3,399	41,910
PB Bankshares, Inc. (a)	871	11,584
PCSB Financial Corp.	16,016	313,753
Pioneer Bancorp, Inc. (a)	10,879	109,769
Ponce Financial Group, Inc. (a)(b)	13,052	122,950
Provident Bancorp, Inc.	14,544	218,451
Prudential Bancorp, Inc.	6,449	103,506
Randolph Bancorp, Inc.	3,346	86,829
Security National Financial Corp. Class A	7,403	68,626
Southern Missouri Bancorp, Inc.	6,368	297,258
Sterling Bancorp, Inc. (a)	23,636	156,470
TC Bancshares, Inc.	3,351	43,898
Territorial Bancorp, Inc.	4,189	89,519
TFS Financial Corp.	158,932	2,387,159
Timberland Bancorp, Inc./Washington	5,704	144,710
Trustco Bank Corp., New York	10,680	344,003
Valor Latitude Acquisition Corp. Class A (a)	2,107	20,480
Waterstone Financial, Inc.	16,746	289,538
Western New England Bancorp, Inc.	19,217	163,345
William Penn Bancorp, Inc. (b)	6,289	72,575
WSFS Financial Corp.	38,651	1,653,490
		18,380,104

TOTAL FINANCIALS		528,750,043

HEALTH CARE - 8.3%
Biotechnology - 4.3%
180 Life Sciences Corp. (a)(b)	16,870	27,329
2seventy bio, Inc. (a)	12,951	160,592
4D Molecular Therapeutics, Inc. (a)(b)	17,181	130,404
89Bio, Inc. (a)(b)	20,110	60,531
Aadi Bioscience, Inc. (a)(b)	11,601	186,892
Aadi Bioscience, Inc. rights (a)(c)	22,410	448
Abcam PLC ADR (a)(b)	11,087	164,753
Abeona Therapeutics, Inc. (a)	85,883	14,454
AC Immune SA (a)(b)	37,118	116,551
ACADIA Pharmaceuticals, Inc. (a)	104,705	1,690,986
Achieve Life Sciences, Inc. (a)(b)	10,358	71,470
Achilles Therapeutics PLC ADR (a)(b)	21,590	53,975
Acorda Therapeutics, Inc. (a)(b)	6,110	3,111
Acumen Pharmaceuticals, Inc. (b)	21,758	77,023
Acurx Pharmaceuticals, Inc. (b)	8,683	22,489
Adagene, Inc. ADR (a)(b)	10,309	28,865
Adagio Therapeutics, Inc.	62,281	184,352
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	1,572
rights (a)(c)	26,195	1,572
Adaptimmune Therapeutics PLC sponsored ADR (a)	72,769	104,787
Adicet Bio, Inc. (a)	21,229	250,927
Adicet Bio, Inc. rights (a)(c)	3,438	0
Aditxt, Inc. (a)(b)	88,924	25,130
ADMA Biologics, Inc. (a)(b)	99,736	204,459
Adverum Biotechnologies, Inc. (a)	11,628	10,433
Aeglea BioTherapeutics, Inc. (a)	34,317	54,221
Aerovate Therapeutics, Inc. (b)	13,597	165,204
Aeterna Zentaris, Inc. (a)(b)	91,492	18,756
Affimed NV (a)	64,697	200,561
Agenus, Inc. (a)	122,707	204,921
Agios Pharmaceuticals, Inc. (a)	26,065	507,486
Aikido Pharma, Inc. (a)(b)	77,209	23,317
Aileron Therapeutics, Inc. (a)	80,786	34,116
Akebia Therapeutics, Inc. (a)	81,930	30,306
Akero Therapeutics, Inc. (a)	19,689	170,113
Akouos, Inc. (a)(b)	16,836	52,528
Alaunos Therapeutics, Inc. (a)(b)	133,508	69,130
Albireo Pharma, Inc. (a)(b)	10,788	215,005
Aldeyra Therapeutics, Inc. (a)(b)	30,129	93,099
Alector, Inc. (a)	43,832	388,352
Aligos Therapeutics, Inc. (a)(b)	30,622	39,502
Alkermes PLC (a)	85,965	2,566,055
Allakos, Inc. (a)	29,236	87,708
Allena Pharmaceuticals, Inc. (a)(b)	79,230	9,349
Allogene Therapeutics, Inc. (a)(b)	79,583	631,093
Allovir, Inc. (a)(b)	36,743	142,195
Alnylam Pharmaceuticals, Inc. (a)	66,253	8,334,627
Alpine Immune Sciences, Inc. (a)	16,822	156,445
Alterity Therapeutics Ltd. ADR (a)(b)	12,128	8,004
Altimmune, Inc. (a)(b)	14,921	75,500
ALX Oncology Holdings, Inc. (a)(b)	22,323	171,217
Alzamend Neuro, Inc. (b)	40,587	38,842
Amarin Corp. PLC ADR (a)(b)	214,385	310,858
Amgen, Inc.	309,115	79,362,185
Amicus Therapeutics, Inc. (a)	193,773	1,476,550
AnaptysBio, Inc. (a)(b)	15,023	285,287
Anavex Life Sciences Corp. (a)(b)	41,216	375,478
Anika Therapeutics, Inc. (a)	7,769	168,898
Anixa Biosciences, Inc. (a)	24,102	86,526
Annexon, Inc. (a)(b)	20,751	65,158
AnPac Bio-Medical Science Co. Ltd. ADR (a)(b)	68,030	19,926
Apellis Pharmaceuticals, Inc. (a)	53,004	2,197,016
Applied Genetic Technologies Corp. (a)	30,636	28,798
Applied Molecular Transport, Inc. (a)(b)	20,993	69,487
Applied Therapeutics, Inc. (a)(b)	23,060	33,206
Aptevo Therapeutics, Inc. (a)(b)	7,524	35,212
Aptinyx, Inc. (a)(b)	71,538	35,755
Aptorum Group Ltd. (a)	24,136	30,411
Aptose Biosciences, Inc. (a)	32,455	32,780
AquaBounty Technologies, Inc. (a)(b)	39,718	59,180
Aravive, Inc. (a)	17,702	23,190
Arbutus Biopharma Corp. (a)	61,977	150,604
ARCA Biopharma, Inc. (a)(b)	25,116	60,027
Arcellx, Inc.	8,504	102,983
Arcturus Therapeutics Holdings, Inc. (a)(b)	15,029	298,777
Arcutis Biotherapeutics, Inc. (a)	27,809	580,652
Ardelyx, Inc. (a)(b)	64,411	42,273
Argenx SE ADR (a)	15,433	4,773,427
Aridis Pharmaceuticals, Inc. (a)(b)	19,230	22,115
Arrowhead Pharmaceuticals, Inc. (a)	57,837	1,929,442
Ascendis Pharma A/S sponsored ADR (a)	30,665	2,591,499
Aslan Pharmaceuticals Ltd. ADR (a)(b)	39,841	16,255
Assembly Biosciences, Inc. (a)	29,090	55,562
Astria Therapeutics, Inc. (a)(b)	35,459	131,198
Atara Biotherapeutics, Inc. (a)	46,971	244,249
Athenex, Inc. (a)	44,542	21,322
Athersys, Inc. (a)(b)	129,595	28,511
Atossa Therapeutics, Inc. (a)(b)	65,687	63,867
Atreca, Inc. (a)(b)	11,273	18,939
aTyr Pharma, Inc. (a)(b)	16,950	47,630
Aura Biosciences, Inc. (b)	16,064	280,638
Aurinia Pharmaceuticals, Inc. (a)(b)	76,895	867,376
Autolus Therapeutics PLC ADR (a)(b)	133,438	365,620
Avalo Therapeutics, Inc. (a)	54,570	19,651
AVEO Pharmaceuticals, Inc. (a)(b)	19,123	77,831
Avid Bioservices, Inc. (a)	33,787	451,732
Avidity Biosciences, Inc. (a)(b)	25,126	350,005
Avita Medical, Inc. (a)	12,445	70,937
AVROBIO, Inc. (a)(b)	1,470	1,429
Axcella Health, Inc. (a)(b)	23,744	50,337
Ayala Pharmaceuticals, Inc. (a)(b)	10,596	18,755
Aziyo Biologics, Inc. (a)(b)	2,648	16,497
Beam Therapeutics, Inc. (a)(b)	37,477	1,318,441
BeiGene Ltd. ADR (a)	27,391	3,758,593
Bellicum Pharmaceuticals, Inc. (a)(b)	22,867	32,014
BELLUS Health, Inc. (a)	56,818	451,135
Benitec Biopharma, Inc. (a)	11,813	12,404
BeyondSpring, Inc. (a)(b)	20,183	27,651
Bicycle Therapeutics PLC ADR (a)(b)	11,133	178,017
Bio Path Holdings, Inc. (a)(b)	15,100	53,907
BioAtla, Inc. (a)(b)	17,439	42,028
BioCardia, Inc. (a)(b)	17,950	29,977
Biocept, Inc. (a)(b)	5,682	8,068
BioCryst Pharmaceuticals, Inc. (a)(b)	100,594	936,530
Biogen, Inc. (a)	80,938	16,187,600
BioLine RX Ltd. sponsored ADR (a)(b)	32,026	49,961
BioMarin Pharmaceutical, Inc. (a)	101,825	7,650,112
Biomea Fusion, Inc. (a)(b)	14,338	78,716
BioNTech SE ADR (a)	48,860	7,981,770
BioRestorative Therapies, Inc. (b)	3,862	15,216
BioVie, Inc. (a)(b)	11,514	29,476
BioXcel Therapeutics, Inc. (a)(b)	13,010	152,217
Blue Water Vaccines, Inc. (b)	3,818	16,837
bluebird bio, Inc. (a)(b)	23,933	76,586
Blueprint Medicines Corp. (a)	32,675	1,797,125
Bolt Biotherapeutics, Inc. (a)(b)	25,402	43,183
Bone Biologics Corp. (a)(b)	5,900	9,322
BrainStorm Cell Therpeutic, Inc. (a)(b)	23,733	69,775
BriaCell Therapeutics Corp. (a)(b)	7,229	36,217
Brickell Biotech, Inc. (a)(b)	104,535	16,590
BridgeBio Pharma, Inc. (a)(b)	77,929	532,255
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	23,309	15,626
Burning Rock Biotech Ltd. ADR (a)	27,048	64,915
C4 Therapeutics, Inc. (a)	24,762	179,772
Cabaletta Bio, Inc. (a)(b)	14,388	18,417
Calithera Biosciences, Inc. (a)(b)	23,558	4,839
Calyxt, Inc. (a)	37,971	12,341
Candel Therapeutics, Inc. (b)	13,241	49,919
Capricor Therapeutics, Inc. (a)(b)	16,945	61,510
Cardiff Oncology, Inc. (a)(b)	13,765	18,583
CareDx, Inc. (a)(b)	28,929	727,564
Caribou Biosciences, Inc.	29,872	248,834
CASI Pharmaceuticals, Inc. (a)(b)	222,212	76,508
Catalyst Biosciences, Inc. (a)(b)	25,124	31,154
Catalyst Pharmaceutical Partners, Inc. (a)	54,980	395,856
Celcuity, Inc. (a)(b)	9,722	63,582
Celldex Therapeutics, Inc. (a)	25,225	593,292
Cellectar Biosciences, Inc. (a)(b)	59,420	24,362
Cellectis SA sponsored ADR (a)	10,776	39,009
Celsion Corp. (a)	4,368	10,658
Celularity, Inc. Class A (a)(b)	70,511	650,111
Celyad Oncology SA ADR (a)(b)	2,012	4,457
Centessa Pharmaceuticals PLC ADR (b)	7,914	35,613
Centogene NV (a)(b)	11,156	32,129
Century Therapeutics, Inc.	30,206	262,490
Cerevel Therapeutics Holdings (a)(b)	82,112	2,145,587
Checkmate Pharmaceuticals, Inc. (a)(b)	11,348	119,154
Checkpoint Therapeutics, Inc. (a)(b)	44,383	63,024
ChemoCentryx, Inc. (a)	37,290	830,448
Chemomab Therapeutics Ltd. ADR (a)(b)	11,737	36,385
Chimerix, Inc. (a)	52,138	98,019
Chinook Therapeutics, Inc. (a)	24,522	372,244
Chinook Therapeutics, Inc. rights (a)(c)	11,497	575
Cidara Therapeutics, Inc. (a)(b)	66,465	30,574
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	28,439
Clene, Inc. (a)(b)	32,147	70,080
Clovis Oncology, Inc. (a)(b)	74,152	51,558
Codiak Biosciences, Inc. (a)(b)	21,826	60,895
Cogent Biosciences, Inc. (a)	26,227	120,906
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)(b)	107,739	21,020
Coherus BioSciences, Inc. (a)(b)	43,446	318,894
Collplant Biotechnologies Ltd. (a)	5,925	55,103
Comera Life Sciences Holdings, Inc. (a)(b)	4,547	9,958
Compass Pathways PLC ADR (a)(b)	9,295	84,492
Compass Therapeutics, Inc. (b)	24,857	75,814
Concert Pharmaceuticals, Inc. (a)(b)	15,132	96,240
Connect Biopharma Holdings Ltd. ADR (a)(b)	19,032	15,226
ContraFect Corp. (a)(b)	24,369	82,855
Corbus Pharmaceuticals Holdings, Inc. (a)	65,054	19,737
Cortexyme, Inc. (a)(b)	15,115	39,148
Corvus Pharmaceuticals, Inc. (a)	27,371	28,192
Crinetics Pharmaceuticals, Inc. (a)	26,332	441,061
CRISPR Therapeutics AG (a)(b)	42,155	2,447,098
CTI BioPharma Corp. (a)(b)	70,768	384,270
Cue Biopharma, Inc. (a)(b)	20,320	78,638
Cullinan Oncology, Inc. (a)(b)	22,932	245,143
CureVac NV (a)(b)	103,119	1,938,637
Curis, Inc. (a)	54,553	41,700
Cyclacel Pharmaceuticals, Inc. (a)(b)	10,654	12,785
Cyclerion Therapeutics, Inc. (a)	50,166	31,233
Cyclo Therapeutics, Inc. (a)(b)	6,976	16,184
Cyteir Therapeutics, Inc.	22,035	41,867
Cytokinetics, Inc. (a)(b)	46,489	1,854,911
CytomX Therapeutics, Inc. (a)	30,189	48,604
Day One Biopharmaceuticals, Inc. (a)(b)	34,935	217,296
DBV Technologies SA sponsored ADR (a)(b)	23,666	35,736
Decibel Therapeutics, Inc. (a)(b)	8,575	18,865
Deciphera Pharmaceuticals, Inc. (a)(b)	30,444	330,013
Denali Therapeutics, Inc. (a)	67,630	1,642,733
DermTech, Inc. (a)(b)	10,120	67,197
Design Therapeutics, Inc. (a)(b)	29,265	365,227
DiaMedica Therapeutics, Inc. (a)	42,740	103,858
Diffusion Pharmaceuticals, Inc. (a)(b)	2,365	19,417
Dyadic International, Inc. (a)(b)	48,866	117,767
Dynavax Technologies Corp. (a)(b)	63,663	755,043
Dyne Therapeutics, Inc. (a)	27,351	131,558
Eagle Pharmaceuticals, Inc. (a)	6,544	305,605
Edesa Biotech, Inc. (a)	19,777	40,741
Editas Medicine, Inc. (a)(b)	38,353	436,841
Effector Therapeutics, Inc. Class A (a)(b)	24,005	51,851
Eiger Biopharmaceuticals, Inc. (a)(b)	23,309	161,764
Eledon Pharmaceuticals, Inc. (a)(b)	10,482	33,438
Elevation Oncology, Inc. (b)	12,156	27,473
Eliem Therapeutics, Inc. (b)	14,651	56,113
Enanta Pharmaceuticals, Inc. (a)	11,608	463,507
Enlivex Therapeutics Ltd. (a)(b)	10,420	52,204
Enochian Biosciences, Inc. (a)(b)	25,710	135,235
Ensysce Biosciences, Inc. (a)(b)	20,836	11,683
Entasis Therapeutics Holdings, Inc. (a)	32,026	69,817
Entera Bio Ltd. (a)(b)	17,597	38,185
Entrada Therapeutics, Inc. (b)	17,653	119,334
Epizyme, Inc. (a)	103,469	43,457
EQRx, Inc. (a)(b)	244,276	1,358,175
Equillium, Inc. (a)(b)	18,701	46,753
Erasca, Inc.	63,320	343,194
Erytech Pharma SA ADR (a)	2,542	2,949
Essa Pharma, Inc. (a)(b)	19,039	96,147
Evaxion Biotech A/S ADR (a)(b)	2,428	4,759
Evelo Biosciences, Inc. (a)(b)	35,177	73,872
Evogene Ltd. (a)(b)	59,007	55,909
Exact Sciences Corp. (a)(b)	95,226	4,743,207
Exagen, Inc. (a)(b)	8,533	42,665
Exelixis, Inc. (a)	173,130	3,173,473
Exicure, Inc. (a)(b)	61,235	8,205
Exscientia Ltd. ADR (b)	9,068	106,730
F-star Therapeutics, Inc. (a)	12,945	39,353
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)(b)	52,250	1,206,975
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	111,385
FibroGen, Inc. (a)	78,558	773,011
Finch Therapeutics Group, Inc. (a)	25,491	60,414
First Wave BioPharma, Inc. (a)(b)	10,139	3,549
Flexion Therapeutics, Inc. rights (a)(c)	69,500	43,090
Foghorn Therapeutics, Inc. (a)(b)	20,484	264,244
Forma Therapeutics Holdings, Inc. (a)	24,672	140,384
Fortress Biotech, Inc. (a)	60,011	51,693
Forward Pharma A/S sponsored ADR (a)(b)	4,735	25,332
Frequency Therapeutics, Inc. (a)	4,422	4,953
Fusion Pharmaceuticals, Inc. (a)(b)	25,136	90,238
G1 Therapeutics, Inc. (a)(b)	21,859	106,235
Gain Therapeutics, Inc. (a)(b)	10,062	29,884
Galapagos NV sponsored ADR (a)	6,107	335,946
Galectin Therapeutics, Inc. (a)(b)	67,748	87,395
Galecto, Inc. (a)	6,022	7,889
Galera Therapeutics, Inc. (a)(b)	19,470	31,152
Galmed Pharmaceuticals Ltd. (a)(b)	27,177	14,078
Gamida Cell Ltd. (a)(b)	36,417	79,389
Gemini Therapeutics, Inc. (a)(b)	10,484	13,420
Generation Bio Co. (a)(b)	30,848	173,366
Genetron Holdings Ltd. ADR (a)	12,262	17,044
Genfit ADR (a)(b)	3,215	11,606
Genmab A/S ADR (a)(b)	26,826	811,487
Genocea Biosciences, Inc. (a)(b)	43,717	2,658
Genprex, Inc. (a)(b)	35,156	51,679
GeoVax Labs, Inc. (a)(b)	6,138	10,803
Geron Corp. (a)	182,189	251,421
Gilead Sciences, Inc.	692,321	44,897,017
Global Blood Therapeutics, Inc. (a)	34,207	853,123
GlycoMimetics, Inc. (a)(b)	30,238	20,132
Gossamer Bio, Inc. (a)	44,064	310,651
Gracell Biotechnologies, Inc. ADR (a)(b)	33,164	109,110
Graphite Bio, Inc.	26,996	63,441
GreenLight Biosciences Holdings PBC Class A (a)(b)	63,507	469,317
Greenwich Lifesciences, Inc. (a)(b)	7,220	55,883
Grifols SA ADR	66,711	859,238
Gritstone Bio, Inc. (a)(b)	38,068	76,897
Gt Biopharma, Inc. (a)(b)	30,673	84,657
Halozyme Therapeutics, Inc. (a)	79,102	3,637,110
Harpoon Therapeutics, Inc. (a)(b)	20,157	41,523
HCW Biologics, Inc. (b)	23,272	48,406
Heron Therapeutics, Inc. (a)(b)	53,573	176,791
Histogen, Inc. (a)(b)	52,234	8,916
Homology Medicines, Inc. (a)(b)	29,351	43,146
Hookipa Pharma, Inc. (a)(b)	14,947	25,709
Horizon Therapeutics PLC (a)	124,793	11,192,684
Humacyte, Inc. Class A (a)(b)	58,271	316,412
Humanigen, Inc. (a)(b)	42,206	92,009
I-Mab ADR (a)(b)	24,590	213,933
Icosavax, Inc. (a)(b)	21,560	146,392
Ideaya Biosciences, Inc. (a)(b)	20,579	229,456
IGM Biosciences, Inc. (a)(b)	14,073	236,145
Imago BioSciences, Inc. (b)	17,255	278,841
Immatics NV (a)(b)	33,359	242,520
Immucell Corp. (a)	2,008	16,365
Immuneering Corp. (b)	12,929	57,922
Immunic, Inc. (a)(b)	24,307	150,703
ImmunityBio, Inc. (a)(b)	216,321	813,367
Immunocore Holdings PLC ADR (a)	9,475	268,616
ImmunoGen, Inc. (a)	109,546	400,938
Immunome, Inc. (a)(b)	5,950	23,146
Immunovant, Inc. (a)	55,775	236,486
Immutep Ltd. ADR (a)(b)	18,722	55,604
Impel Pharmaceuticals, Inc. (a)(b)	15,005	103,384
IMV, Inc. (a)(b)	48,826	46,189
In8bio, Inc. (b)	6,860	17,013
Incyte Corp. (a)	122,490	9,295,766
Indaptus Therapeutics, Inc. (a)(b)	14,123	35,731
Infinity Pharmaceuticals, Inc. (a)	53,051	35,671
InflaRx NV (a)(b)	26,327	41,860
Inhibikase Therapeutics, Inc. (a)(b)	19,623	17,971
Inhibrx, Inc. (a)(b)	21,784	284,717
Inmune Bio, Inc. (a)(b)	9,762	67,358
Inovio Pharmaceuticals, Inc. (a)	114,083	213,335
Inozyme Pharma, Inc. (a)(b)	11,828	43,645
Insmed, Inc. (a)	64,550	1,214,831
Instil Bio, Inc. (a)(b)	70,420	422,872
Intellia Therapeutics, Inc. (a)	40,410	1,864,517
Intercept Pharmaceuticals, Inc. (a)(b)	18,707	338,597
Inventiva SA ADR (a)(b)	2,231	19,856
IO Biotech, Inc. (b)	12,730	61,486
Ionis Pharmaceuticals, Inc. (a)	77,384	2,826,064
Iovance Biotherapeutics, Inc. (a)	74,567	503,327
Ironwood Pharmaceuticals, Inc. Class A (a)	94,574	1,065,849
iTeos Therapeutics, Inc. (a)	19,095	334,163
Iveric Bio, Inc. (a)	57,163	596,782
Janux Therapeutics, Inc. (b)	22,017	245,049
Jasper Therapeutics, Inc. (a)(b)	11,380	36,075
Jounce Therapeutics, Inc. (a)	24,576	95,109
Kalvista Pharmaceuticals, Inc. (a)	8,998	79,992
Kamada Ltd. (a)(b)	25,878	116,710
Karuna Therapeutics, Inc. (a)	16,009	1,670,059
Karyopharm Therapeutics, Inc. (a)(b)	65,341	410,341
Kazia Therapeutics Ltd. sponsored ADR (a)(b)	4,948	28,649
Keros Therapeutics, Inc. (a)(b)	12,482	421,892
Kezar Life Sciences, Inc. (a)	28,429	143,566
Kiniksa Pharmaceuticals Ltd. (a)	21,394	163,878
Kinnate Biopharma, Inc. (a)(b)	23,511	186,677
Kintara Therapeutics, Inc. (a)	60,886	10,959
Kiromic BioPharma, Inc. (a)(b)	36,662	13,385
Kodiak Sciences, Inc. (a)	28,274	204,704
Kronos Bio, Inc. (a)(b)	31,134	115,818
Krystal Biotech, Inc. (a)(b)	12,300	724,224
Kura Oncology, Inc. (a)	31,181	410,342
Kymera Therapeutics, Inc. (a)(b)	27,401	391,012
La Jolla Pharmaceutical Co./California (a)(b)	17,647	70,764
Lantern Pharma, Inc. (a)(b)	6,838	38,498
Larimar Therapeutics, Inc. (a)(b)	9,372	24,180
LAVA Therapeutics NV (a)(b)	11,124	33,817
Leap Therapeutics, Inc. (a)(b)	56,927	61,481
Legend Biotech Corp. ADR (a)(b)	26,500	1,120,685
Lexicon Pharmaceuticals, Inc. (a)(b)	78,924	139,695
LianBio ADR (b)	9,426	26,864
Ligand Pharmaceuticals, Inc.:
Class B (a)	9,030	802,857
General CVR (a)	1,518	9
Glucagon CVR (a)	1,518	5
rights (a)	1,518	14
TR Beta CVR (a)(c)	1,518	137
Liminal BioSciences, Inc. (a)(b)	22,737	11,826
Lixte Biotechnology Holdings, Inc. (a)	25,794	19,358
LogicBio Therapeutics, Inc. (a)	23,654	11,590
Longeveron, Inc. (a)(b)	5,000	40,850
Lumos Pharma, Inc. (a)	10,037	75,278
Lyell Immunopharma, Inc. (b)	134,126	555,282
Macrogenics, Inc. (a)	33,170	115,100
Madrigal Pharmaceuticals, Inc. (a)(b)	9,320	618,755
Magenta Therapeutics, Inc. (a)(b)	44,600	51,736
Mainz Biomed BV (b)	6,180	71,503
MannKind Corp. (a)(b)	133,586	558,389
Marker Therapeutics, Inc. (a)	23,429	7,076
Medicenna Therapeutics Corp. (a)(b)	34,144	34,052
MediciNova, Inc. (a)(b)	25,966	63,097
MEI Pharma, Inc. (a)(b)	63,738	30,365
MeiraGTx Holdings PLC (a)	27,678	232,218
Mereo Biopharma Group PLC ADR (a)	96,630	48,837
Merrimack Pharmaceuticals, Inc. (a)	5,307	27,490
Mersana Therapeutics, Inc. (a)	33,687	112,515
Merus BV (a)(b)	21,110	391,802
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	26,493
Metacrine, Inc. (a)(b)	8,616	4,311
Midatech Pharma PLC ADR (a)(b)	7,397	4,660
MiMedx Group, Inc. (a)	60,376	236,070
Minerva Neurosciences, Inc. (a)	48,003	19,201
MiNK Therapeutics, Inc. (b)	16,475	25,536
Mirati Therapeutics, Inc. (a)(b)	30,379	1,189,642
Mirum Pharmaceuticals, Inc. (a)(b)	15,405	360,323
Moderna, Inc. (a)	222,729	32,369,206
Molecular Partners AG ADR (b)	1,070	8,057
Molecular Templates, Inc. (a)(b)	52,167	51,541
Moleculin Biotech, Inc. (a)(b)	15,561	23,342
Monopar Therapeutics, Inc. (a)(b)	13,453	28,789
Monte Rosa Therapeutics, Inc. (b)	24,310	188,159
Moonlake Immunotherapeutics (a)(b)	5,691	43,991
Morphic Holding, Inc. (a)	19,704	461,862
Morphosys AG sponsored ADR (a)(b)	6,994	39,236
Mustang Bio, Inc. (a)(b)	45,890	29,604
Myriad Genetics, Inc. (a)	42,298	813,814
Nanobiotix SA ADR (a)	1,588	8,178
Natera, Inc. (a)(b)	52,174	1,914,264
Neoleukin Therapeutics, Inc. (a)(b)	22,529	22,529
Neubase Therapeutics, Inc. (a)	19,719	20,113
Neurobo Pharmaceuticals, Inc. (a)	27,486	11,879
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	52,583	4,915,985
Neximmune, Inc. (a)(b)	11,947	27,239
NextCure, Inc. (a)(b)	15,140	59,046
Nkarta, Inc. (a)(b)	16,430	237,085
Novavax, Inc. (a)(b)	41,674	2,305,822
NuCana PLC ADR (a)(b)	12,486	7,341
Nurix Therapeutics, Inc. (a)(b)	24,268	244,864
Nuvalent, Inc. Class A (a)(b)	23,410	207,413
Nuvectis Pharma, Inc. (b)	2,904	43,647
Nymox Pharmaceutical Corp. (a)(b)	50,678	20,286
ObsEva SA (a)(b)	82,227	148,831
Ocugen, Inc. (a)(b)	111,130	263,378
Olema Pharmaceuticals, Inc. (a)	19,973	57,123
Omega Therapeutics, Inc. (a)	27,098	61,512
OncoCyte Corp. (a)(b)	67,850	73,278
Oncolytics Biotech, Inc. (a)(b)	34,659	40,551
Oncorus, Inc. (a)(b)	5,013	5,965
OncoSec Medical, Inc. (a)	15,522	13,080
Oncternal Therapeutics, Inc. (a)(b)	28,548	42,251
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)	26,107	18,014
Opthea Ltd. ADR (a)(b)	5,049	39,786
Orchard Therapeutics PLC ADR (a)	26,079	11,874
Organogenesis Holdings, Inc. Class A (a)	71,506	401,149
Organovo Holdings, Inc. (a)(b)	6,946	16,740
Orgenesis, Inc. (a)(b)	14,931	38,373
ORIC Pharmaceuticals, Inc. (a)(b)	21,006	70,160
Outlook Therapeutics, Inc. (a)(b)	106,981	123,028
Ovid Therapeutics, Inc. (a)(b)	34,929	59,030
Oyster Point Pharma, Inc. (a)(b)	14,178	55,720
Panbela Therapeutics, Inc. (a)(b)	5,902	8,853
Pardes Biosciences, Inc. (a)(b)	24,265	136,855
Passage Bio, Inc. (a)(b)	20,164	36,295
PDS Biotechnology Corp. (a)(b)	17,716	69,447
PharmaCyte Biotech, Inc. (a)(b)	26,211	60,285
Pharming Group NV ADR (a)	2,093	17,215
PhaseBio Pharmaceuticals, Inc. (a)(b)	69,132	53,432
Phio Pharmaceuticals Corp. (a)	34,287	24,724
Pieris Pharmaceuticals, Inc. (a)	22,483	40,020
Pluristem Therapeutics, Inc. (a)(b)	25,169	33,223
Plus Therapeutics, Inc. (a)	133,500	74,707
PMV Pharmaceuticals, Inc. (a)(b)	21,246	249,853
Point Biopharma Global, Inc. (a)(b)	45,857	376,945
Polarityte, Inc. (a)(b)	4,690	11,397
Portage Biotech, Inc. (a)(b)	6,935	69,350
Poseida Therapeutics, Inc. (a)(b)	35,266	80,054
Praxis Precision Medicines, Inc. (a)(b)	22,489	186,659
Precigen, Inc. (a)(b)	111,174	148,973
Precision BioSciences, Inc. (a)	32,101	53,930
Prelude Therapeutics, Inc. (a)	18,280	76,776
Prometheus Biosciences, Inc. (a)(b)	21,186	552,107
ProQR Therapeutics BV (a)(b)	36,293	23,953
Protagenic Therapeutics, Inc. (a)	20,025	14,887
Protagonist Therapeutics, Inc. (a)	24,205	212,036
Prothena Corp. PLC (a)(b)	25,528	695,127
PTC Therapeutics, Inc. (a)	39,121	1,148,984
Puma Biotechnology, Inc. (a)	21,531	41,770
PureTech Health PLC ADR (a)(b)	566	12,792
Pyxis Oncology, Inc. (b)	17,549	43,346
Qualigen Therapeutics, Inc. (a)(b)	48,887	27,431
Radius Health, Inc. (a)(b)	26,855	169,992
Rallybio Corp. (a)(b)	18,015	245,004
RAPT Therapeutics, Inc. (a)	15,878	233,724
Recursion Pharmaceuticals, Inc. (a)(b)	87,711	536,791
Regeneron Pharmaceuticals, Inc. (a)	58,672	39,001,625
REGENXBIO, Inc. (a)	22,282	468,813
Regulus Therapeutics, Inc. (a)(b)	92,056	26,374
Relay Therapeutics, Inc. (a)(b)	73,475	1,196,173
Reneo Pharmaceuticals, Inc. (a)(b)	13,048	27,009
RenovoRx, Inc. (b)	3,794	7,436
Repare Therapeutics, Inc. (a)(b)	21,402	196,470
Repligen Corp. (a)	30,619	5,035,907
Replimune Group, Inc. (a)	25,355	368,408
Revelation Biosciences, Inc. (a)(b)	1,542	810
Revolution Medicines, Inc. (a)(b)	40,970	695,671
Rezolute, Inc. (a)	7,752	21,706
Rhythm Pharmaceuticals, Inc. (a)(b)	26,131	89,891
Rigel Pharmaceuticals, Inc. (a)	90,653	164,082
Rocket Pharmaceuticals, Inc. (a)(b)	31,620	374,697
Rubius Therapeutics, Inc. (a)(b)	49,919	54,911
S.A.B. Biotherapeutics, Inc. (a)(b)	14,671	28,755
Sage Therapeutics, Inc. (a)	32,980	1,031,285
Salarius Pharmaceuticals, Inc. (a)	35,070	6,323
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	85
Sana Biotechnology, Inc. (a)(b)	100,098	513,503
Sangamo Therapeutics, Inc. (a)	79,495	290,157
Sarepta Therapeutics, Inc. (a)	47,968	3,493,030
Savara, Inc. (a)	71,163	93,224
Scholar Rock Holding Corp. (a)(b)	18,710	93,924
Seagen, Inc. (a)	100,725	13,666,368
Selecta Biosciences, Inc. (a)(b)	55,947	49,356
Sellas Life Sciences Group, Inc. (a)(b)	12,014	36,643
Sensei Biotherapeutics, Inc. (a)(b)	16,931	32,169
Sera Prognostics, Inc. (b)	16,037	22,291
Seres Therapeutics, Inc. (a)	44,460	137,826
Sesen Bio, Inc. (a)(b)	92,579	56,742
Shattuck Labs, Inc. (a)(b)	21,179	60,572
Sierra Oncology, Inc. (a)(b)	11,802	646,514
Sigilon Therapeutics, Inc. (a)(b)	10,210	7,739
Silence Therapeutics PLC ADR (a)(b)	3,956	36,514
Silverback Therapeutics, Inc. (a)(b)	16,976	59,246
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Sio Gene Therapies, Inc. (a)	27,754	9,295
Societal Cdmo, Inc. (a)	19,350	14,271
Soleno Therapeutics, Inc. (a)	60,128	9,699
Solid Biosciences, Inc. (a)(b)	63,771	36,349
Soligenix, Inc. (a)(b)	54,007	31,086
Sonnet Biotherapeutics Holding (a)	397,073	104,351
Sorrento Therapeutics, Inc. (a)(b)	158,657	260,197
Spectrum Pharmaceuticals, Inc. (a)	81,534	60,939
Spero Therapeutics, Inc. (a)(b)	28,331	33,431
Springworks Therapeutics, Inc. (a)(b)	27,008	511,532
Spruce Biosciences, Inc. (a)(b)	9,482	14,792
Statera Biopharma, Inc. (a)(b)	11,084	2,567
Stealth BioTherapeutics Corp. ADR (a)(b)	48,791	13,125
Stoke Therapeutics, Inc. (a)(b)	18,470	223,672
Summit Therapeutics, Inc. (a)	54,355	72,292
Sunshine Biopharma, Inc. (b)	20,179	26,233
Surface Oncology, Inc. (a)(b)	23,135	42,800
Surrozen, Inc. (a)(b)	16,964	42,071
Sutro Biopharma, Inc. (a)	24,478	106,479
Synaptogenix, Inc. (a)(b)	5,004	32,326
Syndax Pharmaceuticals, Inc. (a)	25,794	425,601
Synlogic, Inc. (a)	71,644	78,092
Syros Pharmaceuticals, Inc. (a)(b)	23,934	19,664
T2 Biosystems, Inc. (a)(b)	161,426	32,673
Talaris Therapeutics, Inc. (a)	22,591	194,509
Tango Therapeutics, Inc. (a)(b)	41,859	280,037
Taysha Gene Therapies, Inc. (a)(b)	15,794	40,275
TCR2 Therapeutics, Inc. (a)	7,938	18,416
Tempest Therapeutics, Inc. (a)(b)	11,414	32,872
Tenax Therapeutics, Inc. (a)(b)	30,408	19,063
Tenaya Therapeutics, Inc. (a)(b)	21,980	147,266
TG Therapeutics, Inc. (a)(b)	76,803	339,469
Theratechnologies, Inc. (a)	51,510	134,956
Tiziana Life Sciences Ltd. (a)(b)	55,884	37,135
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)(b)	6,758	16,490
TRACON Pharmaceuticals, Inc. (a)(b)	18,969	32,816
TransCode Therapeutics, Inc. (b)	17,023	30,641
Travere Therapeutics, Inc. (a)	30,901	720,302
Trevena, Inc. (a)	186,442	58,133
TScan Therapeutics, Inc. (b)	12,786	40,915
Turning Point Therapeutics, Inc. (a)	42,151	1,490,881
Twist Bioscience Corp. (a)	27,241	927,284
Tyme Technologies, Inc. (a)	17,692	4,421
Tyra Biosciences, Inc. (b)	22,012	150,342
Ultragenyx Pharmaceutical, Inc. (a)	37,582	1,762,596
Unicycive Therapeutics, Inc. (b)	26,109	22,193
uniQure B.V. (a)	25,416	364,974
United Therapeutics Corp. (a)	24,857	5,725,561
UNITY Biotechnology, Inc. (a)	45,808	36,193
UroGen Pharma Ltd. (a)(b)	14,376	76,480
Vaccinex, Inc. (a)(b)	39,392	44,907
Vaccitech PLC ADR (b)	7,880	33,884
Valneva SE ADR (b)	359	8,799
Vanda Pharmaceuticals, Inc. (a)	35,063	344,669
Vascular Biogenics Ltd. (a)(b)	40,323	74,194
Vaxart, Inc. (a)(b)	68,197	248,237
Vaxcyte, Inc. (a)	27,907	669,489
Vaxxinity, Inc. Class A (b)	68,096	287,365
VBI Vaccines, Inc. (a)(b)	113,216	103,593
VectivBio Holding AG (a)	23,054	138,324
Vera Therapeutics, Inc. (a)(b)	14,729	214,160
Veracyte, Inc. (a)	36,675	644,747
Verastem, Inc. (a)	111,497	142,716
Vericel Corp. (a)(b)	25,530	693,140
Vertex Pharmaceuticals, Inc. (a)	140,559	37,761,175
Verve Therapeutics, Inc. (b)	25,826	391,522
Vigil Neuroscience, Inc. (b)	6,490	18,886
Viking Therapeutics, Inc. (a)(b)	46,434	103,083
Vincerx Pharma, Inc. (a)	9,297	15,154
Vir Biotechnology, Inc. (a)(b)	72,001	1,858,346
Viracta Therapeutics, Inc. (a)(b)	25,757	54,605
Viridian Therapeutics, Inc. (a)(b)	14,446	176,241
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)(b)	3,038	13,033
VistaGen Therapeutics, Inc. (a)	109,903	126,388
Vor Biopharma, Inc. (a)(b)	17,145	72,180
Voyager Therapeutics, Inc. (a)	22,411	135,811
vTv Therapeutics, Inc. Class A (a)(b)	44,768	24,676
Vyant Bio, Inc. (a)(b)	19,717	13,954
Werewolf Therapeutics, Inc. (a)	15,965	60,507
Windtree Therapeutics, Inc. (a)(b)	19,030	9,268
X4 Pharmaceuticals, Inc. (a)(b)	20,027	24,233
Xbiotech, Inc.	15,395	84,673
Xencor, Inc. (a)	34,666	774,092
Xenetic Biosciences, Inc. (a)	20,698	16,000
Xenon Pharmaceuticals, Inc. (a)	28,198	743,017
Xilio Therapeutics, Inc.	15,714	47,142
XOMA Corp. (a)(b)	6,585	119,913
XTL Biopharmaceuticals Ltd. ADR (a)	8,903	15,892
Y-mAbs Therapeutics, Inc. (a)(b)	25,116	312,443
Yield10 Bioscience, Inc. (a)(b)	7,586	20,179
Yumanity Therapeutics, Inc. (a)	21,160	22,641
Yumanity Therapeutics, Inc. rights (a)(c)	39,785	0
Zai Lab Ltd. ADR (a)(b)	38,656	1,124,890
Zealand Pharma A/S sponsored ADR (a)	3,611	51,060
Zentalis Pharmaceuticals, Inc. (a)(b)	25,077	604,606
		476,922,462
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (a)	25,243	6,656,579
Accelerate Diagnostics, Inc. (a)(b)	22,852	13,901
Accuray, Inc. (a)	50,472	104,982
Acutus Medical, Inc. (a)(b)	5,828	4,036
Aethlon Medical, Inc. (a)	31,992	42,869
Align Technology, Inc. (a)	43,718	12,137,866
Allied Healthcare Products, Inc. (a)(b)	1,352	2,907
Alpha Tau Medical Ltd. Class A (a)(b)	4,380	33,901
Alphatec Holdings, Inc. (a)	53,739	412,716
Angiodynamics, Inc. (a)	20,081	394,190
Apollo Endosurgery, Inc. (a)(b)	16,872	73,393
Apyx Medical Corp. (a)(b)	18,122	110,001
Aspira Women's Health, Inc. (a)(b)	64,182	37,867
Atricure, Inc. (a)	25,041	1,017,416
Atrion Corp.	985	619,358
Avinger, Inc. (a)(b)	3,056	6,112
AxoGen, Inc. (a)	22,322	215,854
Axonics Modulation Technologies, Inc. (a)	25,023	1,251,150
Bellerophon Therapeutics, Inc. (a)(b)	4,969	5,267
Beyond Air, Inc. (a)(b)	24,913	142,253
BioLase Technology, Inc. (a)(b)	4,175	20,165
BioLife Solutions, Inc. (a)	21,885	300,262
Biomerica, Inc. (a)(b)	5,860	20,510
BioSig Technologies, Inc. (a)(b)	16,167	15,963
Bioventus, Inc. (a)(b)	29,067	287,182
BrainsWay Ltd. ADR (a)	3,457	24,718
Cardiovascular Systems, Inc. (a)	23,790	386,825
Cerus Corp. (a)	93,501	462,830
Check Capital Ltd. (a)(b)	58,636	21,267
Chembio Diagnostics, Inc. (a)(b)	75,338	56,488
ClearPoint Neuro, Inc. (a)(b)	13,370	146,535
Co.-Diagnostics, Inc. (a)(b)	17,214	86,931
ConforMis, Inc. (a)(b)	76,686	32,791
CryoPort, Inc. (a)(b)	25,113	639,126
Cue Health, Inc. (b)	79,656	421,380
Cutera, Inc. (a)(b)	9,505	427,630
CVRx, Inc. (b)	10,458	64,944
CytoSorbents Corp. (a)(b)	21,655	41,794
DarioHealth Corp. (a)(b)	11,331	75,351
Delcath Systems, Inc. (a)(b)	2,322	10,704
Dentsply Sirona, Inc.	121,331	4,799,854
DexCom, Inc. (a)	53,764	16,018,446
Eargo, Inc. (a)(b)	14,243	22,077
EDAP TMS SA sponsored ADR (a)	22,764	167,771
Ekso Bionics Holdings, Inc. (a)(b)	5,843	11,102
electroCore, Inc. (a)(b)	164,752	73,727
ENDRA Life Sciences, Inc. (a)(b)	35,458	8,155
Envveno Medical Corp. (a)(b)	20,487	83,382
Establishment Labs Holdings, Inc. (a)(b)	13,987	862,998
Femasys, Inc. (b)	6,504	9,886
Fonar Corp. (a)	3,366	54,260
Helius Medical Technologies, Inc. (U.S.) (a)(b)	2,717	3,967
Heska Corp. (a)	5,658	564,612
Hologic, Inc. (a)	139,539	10,503,101
Hyperfine, Inc. (a)(b)	25,802	74,568
IceCure Medical Ltd. (a)(b)	3,905	7,263
ICU Medical, Inc. (a)	11,909	2,163,151
IDEXX Laboratories, Inc. (a)	47,008	18,409,273
Inari Medical, Inc. (a)(b)	27,818	1,830,424
InMode Ltd. (a)	41,894	1,123,178
Inogen, Inc. (a)	13,301	341,570
Inspira Technologies Oxy BHN Ltd. (a)	2,924	4,620
InspireMD, Inc. (a)(b)	14,051	31,755
Insulet Corp. (a)(b)	38,150	8,144,262
Integra LifeSciences Holdings Corp. (a)	47,002	2,944,205
Intuitive Surgical, Inc. (a)	198,322	45,146,020
InVivo Therapeutics Holdings Corp. (a)(b)	1,757	9,119
INVO Bioscience, Inc. (a)(b)	4,947	4,846
IRadimed Corp.	7,986	261,062
iRhythm Technologies, Inc. (a)	16,182	2,279,235
Iridex Corp. (a)	7,305	21,842
Kewaunee Scientific Corp. (a)	1,782	25,661
Lantheus Holdings, Inc. (a)	36,857	2,525,442
Lantheus Holdings, Inc. rights (a)(c)	50,063	1
LeMaitre Vascular, Inc. (b)	12,899	589,742
LENSAR, Inc. (a)	5,527	37,418
LivaNova PLC (a)	29,154	1,984,513
LogicMark, Inc. (a)(b)	6,057	7,753
Lucid Diagnostics, Inc. (b)	11,733	24,639
Lucira Health, Inc. (a)	19,597	38,606
LumiraDx Ltd. (a)(b)	24,829	92,364
Masimo Corp. (a)	30,739	4,316,678
Medigus Ltd. ADR (a)(b)	7,664	6,361
Meridian Bioscience, Inc. (a)	24,681	678,728
Merit Medical Systems, Inc. (a)	31,052	1,906,282
Mesa Laboratories, Inc. (b)	2,822	590,504
Microbot Medical, Inc. (a)(b)	2,681	15,711
Minerva Surgical, Inc. (b)	7,396	17,676
Motus GI Holdings, Inc. (a)(b)	42,952	12,001
Nano-X Imaging Ltd. (a)(b)	26,181	267,570
NanoVibronix, Inc. (a)(b)	25,676	18,171
Natus Medical, Inc. (a)	17,906	587,138
Nemaura Medical, Inc. (a)	11,700	31,707
Neogen Corp. (a)	59,046	1,562,357
Neovasc, Inc. (a)(b)	854	5,004
NeuroMetrix, Inc. (a)(b)	2,657	11,664
Neuronetics, Inc. (a)	6,338	16,986
NeuroOne Medical Technologies Corp. (a)	1,701	1,939
NeuroPace, Inc. (a)(b)	12,686	79,034
NEXGEL, Inc. (a)	547	799
Novocure Ltd. (a)(b)	57,093	4,589,135
NuVasive, Inc. (a)	28,056	1,610,695
Nyxoah SA (b)	3,633	45,413
Omnicell, Inc. (a)	23,837	2,649,721
OraSure Technologies, Inc. (a)	41,450	172,018
Orthofix International NV (a)	9,251	254,310
OrthoPediatrics Corp. (a)(b)	10,727	495,266
Outset Medical, Inc. (a)(b)	25,168	548,662
PAVmed, Inc. (a)(b)	45,379	45,833
PetVivo Holdings, Inc. (b)	12,298	21,522
Predictive Oncology, Inc. (a)(b)	131,210	48,088
Pro-Dex, Inc. (a)	3,523	55,276
PROCEPT BioRobotics Corp. (b)	23,928	936,063
Profound Medical Corp. (a)(b)	10,870	100,765
Pulmonx Corp. (a)(b)	19,855	362,552
Pulse Biosciences, Inc. (a)(b)	15,897	35,450
QuidelOrtho Corp. (a)	37,367	3,550,986
Quotient Ltd. (a)	60,056	23,122
Repro Medical Systems, Inc. (a)(b)	31,356	68,670
ReWalk Robotics Ltd. (a)(b)	29,639	29,046
Rockwell Medical Technologies, Inc. (a)(b)	3,194	5,238
RxSight, Inc.	10,689	146,012
Sanara Medtech, Inc. (a)(b)	4,237	92,621
Seaspine Holdings Corp. (a)	17,528	144,957
Second Sight Medical Products, Inc. (a)(b)	9,079	21,336
Semler Scientific, Inc. (a)	3,262	90,879
Sensus Healthcare, Inc. (a)(b)	7,030	60,950
Shockwave Medical, Inc. (a)	19,636	3,224,428
SI-BONE, Inc. (a)	17,331	259,098
Sientra, Inc. (a)(b)	31,005	30,075
Sight Sciences, Inc. (b)	24,595	211,271
Silk Road Medical, Inc. (a)(b)	19,105	634,668
Sintx Technologies, Inc. (a)(b)	21,155	9,306
SmileDirectClub, Inc. (a)(b)	44,592	62,875
Staar Surgical Co. (a)	26,042	1,717,209
STRATA Skin Sciences, Inc. (a)(b)	17,447	19,192
Surgalign Holdings, Inc. (a)(b)	1,096	5,217
SurModics, Inc. (a)	7,764	304,582
Tactile Systems Technology, Inc. (a)	12,519	127,193
Talis Biomedical Corp. (a)(b)	13,579	14,258
Tandem Diabetes Care, Inc. (a)	35,095	2,392,426
Tela Bio, Inc. (a)(b)	6,966	48,692
Thermogenesis Holdings, Inc. (a)	6,501	2,386
Titan Medical, Inc. (a)(b)	76,620	37,958
TransMedics Group, Inc. (a)(b)	15,332	447,234
Treace Medical Concepts, Inc. (a)(b)	28,866	481,774
Trinity Biotech PLC sponsored ADR (a)(b)	5,165	7,283
UFP Technologies, Inc. (a)	5,073	387,831
Utah Medical Products, Inc.	2,529	217,848
Varex Imaging Corp. (a)(b)	23,722	546,555
Venus Concept, Inc. (a)(b)	28,117	20,672
ViewRay, Inc. (a)	87,322	252,361
Viveve Medical, Inc. (a)(b)	3,780	2,726
Zimvie, Inc. (a)	7,210	156,962
Zosano Pharma Corp. (a)(b)	2,501	4,702
Zynex, Inc. (b)	21,091	153,753
		186,243,315
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)(b)	131,964	1,117,735
23andMe Holding Co. Class A (a)(b)	84,189	252,567
Acadia Healthcare Co., Inc. (a)	50,158	3,569,745
Accolade, Inc. (a)(b)	36,734	235,832
AdaptHealth Corp. (a)	73,463	1,321,599
Addus HomeCare Corp. (a)	8,720	728,120
Aesthetic Medical International Holdings Group Ltd. ADR (a)(b)	2,491	4,608
AirSculpt Technologies, Inc. (a)(b)	29,506	260,243
Akumin, Inc. (a)(b)	36,627	32,404
Alerislife, Inc. (a)(b)	17,017	23,824
Alignment Healthcare, Inc. (a)(b)	103,822	1,108,819
Amedisys, Inc. (a)	18,157	2,104,578
Apollo Medical Holdings, Inc. (a)(b)	30,440	1,142,718
Assure Holdings Corp. (a)	603	1,055
Avalon GloboCare Corp. (a)(b)	48,932	27,647
Aveanna Healthcare Holdings, Inc. (a)(b)	100,162	308,499
BIMI International Medical, Inc. (a)(b)	3,568	1,481
Biodesix, Inc. (a)(b)	16,804	24,870
Biora Therapeutics, Inc. (a)(b)	92,465	77,689
Caladrius Biosciences, Inc. (a)(b)	30,152	15,227
CareMax, Inc. Class A (a)(b)	48,842	228,581
Castle Biosciences, Inc. (a)	13,646	303,896
Clover Health Investments Corp. (a)(b)	145,647	388,877
Compass Digital Acquisition Corp. (a)	13,835	133,093
Corvel Corp. (a)	10,115	1,508,753
Cosmos Holdings, Inc. (a)(b)	1,384	1,495
Covetrus, Inc. (a)	73,899	1,538,577
Cross Country Healthcare, Inc. (a)	20,193	356,406
DocGo, Inc. Class A (a)(b)	51,559	389,270
Field Trip Health Ltd. (a)	4,629	3,934
Fulgent Genetics, Inc. (a)(b)	16,253	885,951
G Medical Innovations Holdings Ltd. (a)(b)	38,958	28,759
Great Elm Group, Inc. (a)	7,056	16,299
Greenbrook TMS, Inc. (a)	875	2,100
Guardant Health, Inc. (a)	56,235	2,304,510
HealthEquity, Inc. (a)	46,413	2,904,526
Henry Schein, Inc. (a)	78,144	6,692,252
IMAC Holdings, Inc. (a)(b)	54,807	63,028
Innovage Holding Corp. (a)(b)	72,109	349,729
LHC Group, Inc. (a)	17,675	2,945,716
LifeStance Health Group, Inc. (b)	205,029	1,527,466
Modivcare, Inc. (a)	7,758	740,346
National Research Corp. Class A (b)	13,880	498,153
Novo Integrated Sciences, Inc. (a)(b)	12,127	24,739
Ontrak, Inc. (a)(b)	10,232	19,441
Opko Health, Inc. (a)	378,730	1,136,190
Option Care Health, Inc. (a)	99,534	3,021,852
P3 Health Partners, Inc. Class A (a)(b)	55,233	265,118
Patterson Companies, Inc.	54,157	1,710,820
Pennant Group, Inc. (a)	15,432	295,214
PetIQ, Inc. Class A (a)(b)	15,095	259,030
Precipio, Inc. (a)(b)	61,940	70,612
Premier, Inc.	68,489	2,562,173
Prenetics Global Ltd. (a)(b)	2,515	13,430
Privia Health Group, Inc. (a)(b)	59,244	1,419,486
Progyny, Inc. (a)	49,307	1,558,594
Psychemedics Corp. (b)	4,592	28,654
Quipt Home Medical Corp. (a)	13,889	66,528
R1 RCM, Inc. (a)	155,346	3,335,279
RadNet, Inc. (a)	28,732	589,868
Sema4 Holdings Corp. Class A (a)(b)	120,230	245,269
Sharps Compliance Corp. (a)	8,144	35,182
Skylight Health Group, Inc. (a)(b)	12,822	10,388
Star Equity Holdings, Inc. (a)(b)	11,004	11,334
Surgery Partners, Inc. (a)	49,363	1,935,030
Talkspace, Inc. Class A (a)(b)	54,260	76,507
The Ensign Group, Inc.	30,304	2,459,776
The Joint Corp. (a)	8,305	138,527
The Oncology Institute, Inc. (a)(b)	29,300	263,993
Tivity Health, Inc. (a)	27,823	901,465
Viemed Healthcare, Inc. (a)	19,429	111,522
Vivos Therapeutics, Inc. (a)(b)	36,452	73,998
		58,810,996
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	76,502	1,307,419
Augmedix, Inc. (b)	8,640	17,712
Better Therapeutics, Inc. (a)(b)	6,986	12,645
Biotricity, Inc. (a)(b)	31,571	38,832
CareCloud, Inc. (a)(b)	13,011	49,832
Cerner Corp.	160,560	15,229,116
Certara, Inc. (a)	87,638	1,780,804
Change Healthcare, Inc. (a)	172,605	4,158,054
Computer Programs & Systems, Inc. (a)	10,575	337,237
Definitive Healthcare Corp. (b)	46,350	906,143
Forian, Inc. (a)(b)	18,658	57,467
GoodRx Holdings, Inc. (a)	42,312	337,227
Health Catalyst, Inc. (a)(b)	25,780	377,677
HealthStream, Inc. (a)	16,614	338,427
HTG Molecular Diagnostics (a)(b)	9,321	5,220
iCAD, Inc. (a)	17,375	66,373
iSpecimen, Inc. (b)	5,334	16,002
NantHealth, Inc. (a)(b)	55,825	29,029
Nextgen Healthcare, Inc. (a)	36,064	653,119
Nutex Health, Inc. (a)(b)	336,400	3,357,272
OptimizeRx Corp. (a)	10,957	280,280
Pear Therapeutics, Inc. Class A (a)(b)	66,215	253,603
Renalytix AI PLC ADR (a)(b)	4,865	19,144
Schrodinger, Inc. (a)	50,069	1,293,783
SCWorx, Corp. (a)	21,155	15,763
Sharecare, Inc. Class A (a)(b)	208,717	582,320
Simulations Plus, Inc. (b)	11,532	547,539
SOPHiA GENETICS SA (b)	20,681	86,860
Streamline Health Solutions, Inc. (a)(b)	14,467	17,939
Tabula Rasa HealthCare, Inc. (a)(b)	16,205	58,986
Telemynd, Inc. (a)(c)	92	0
		32,231,824
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	50,273	2,573,475
AbCellera Biologics, Inc. (a)(b)	162,315	1,236,840
Absci Corp. (b)	51,699	188,701
Adaptive Biotechnologies Corp. (a)	81,036	633,702
Akoya Biosciences, Inc. (a)	25,075	292,124
Alpha Teknova, Inc. (b)	16,055	122,821
Applied DNA Sciences, Inc. (a)(b)	15,383	19,998
Azenta, Inc.	41,417	3,174,199
Berkeley Lights, Inc. (a)(b)	60,263	288,057
Bio-Techne Corp.	21,670	8,012,049
BioNano Genomics, Inc. (a)(b)	155,696	269,354
Bruker Corp.	84,617	5,286,870
Champions Oncology, Inc. (a)(b)	10,958	81,089
ChromaDex, Inc. (a)(b)	42,495	80,741
Codex DNA, Inc.	20,188	80,348
Codexis, Inc. (a)	35,046	374,291
Compugen Ltd. (a)(b)	27,170	50,265
Cytek Biosciences, Inc. (b)	74,863	726,920
Evotec SE ADR	13,238	183,479
Genetic Technologies Ltd. ADR (a)	2,511	3,063
Harvard Bioscience, Inc. (a)	25,302	92,605
ICON PLC (a)	45,057	10,083,306
Illumina, Inc. (a)	86,598	20,738,489
ImmunoPrecise Antibodies Ltd. (a)(b)	17,484	98,785
Inotiv, Inc. (a)(b)	12,964	198,349
IsoPlexis Corp. (b)	21,237	45,022
Maravai LifeSciences Holdings, Inc. (a)	72,507	2,258,593
MaxCyte, Inc. (b)	54,747	252,384
Medpace Holdings, Inc. (a)	20,021	2,867,808
Miromatrix Medical, Inc. (b)	10,203	39,077
Nanostring Technologies, Inc. (a)	24,841	388,513
Nautilus Biotechnology, Inc. (a)(b)	73,031	267,293
NeoGenomics, Inc. (a)(b)	65,432	550,937
Olink Holding AB ADR (a)(b)	19,562	230,049
Pacific Biosciences of California, Inc. (a)(b)	120,026	675,746
Personalis, Inc. (a)(b)	23,807	94,276
Quanterix Corp. (a)	19,890	335,345
Quantum-Si, Inc. (a)(b)	64,799	275,396
Quoin Pharmaceuticals Ltd.:
ADR (a)(b)(e)	14,392	9,127
rights (a)(c)	3,438,400	34
Rapid Micro Biosystems, Inc. (b)	21,522	107,825
Science 37 Holdings, Inc. (a)(b)	19,776	75,940
Seer, Inc. (a)(b)	30,262	268,727
Singular Genomics Systems, Inc. (a)(b)	43,612	141,739
SomaLogic, Inc. Class A (a)(b)	97,869	587,214
Sotera Health Co. (a)	157,250	3,349,425
Standard BioTools, Inc. (a)(b)	41,862	79,119
Syneos Health, Inc. (a)	58,184	4,299,216
		72,088,725
Pharmaceuticals - 0.8%
4D Pharma PLC ADR (a)(b)	2,099	6,759
9 Meters Biopharma, Inc. (a)(b)	137,039	61,955
A Menarini Industrie Farmaceut rights (a)(c)	32,407	10,080
Acasti Pharma, Inc. (a)(b)	18,348	17,946
AcelRx Pharmaceuticals, Inc. (a)	65,235	14,815
Acer Therapeutics, Inc. (a)(b)	14,284	34,139
Aclaris Therapeutics, Inc. (a)	33,259	425,383
Adamis Pharmaceuticals Corp. (a)(b)	87,706	42,537
Adial Pharmaceuticals, Inc. (a)(b)	16,546	20,848
Aerie Pharmaceuticals, Inc. (a)	28,131	145,719
Agile Therapeutics, Inc. (a)(b)	2,400	3,360
Akari Therapeutics PLC sponsored ADR (a)(b)	30,264	35,712
Alimera Sciences, Inc. (a)(b)	5,507	32,601
Altamira Therapeutics Ltd. (a)(b)	18,871	13,583
Amphastar Pharmaceuticals, Inc. (a)	37,205	1,381,794
Amryt Pharma PLC ADR (a)(b)	29,879	239,032
Amylyx Pharmaceuticals, Inc. (b)	27,672	246,004
Anebulo Pharmaceuticals, Inc. (b)	4,108	11,092
Angion Biomedica Corp. (a)(b)	16,608	29,230
ANI Pharmaceuticals, Inc. (a)(b)	9,565	289,341
Aquestive Therapeutics, Inc. (a)(b)	39,828	39,589
Artelo Biosciences, Inc. (a)(b)	48,785	16,148
Arvinas Holding Co. LLC (a)	28,803	1,200,797
Assertio Holdings, Inc. (a)(b)	39,380	118,534
AstraZeneca PLC:
rights (a)(c)	3,011	0
sponsored ADR	332,440	22,100,611
atai Life Sciences NV (b)	84,740	337,265
Atea Pharmaceuticals, Inc. (a)	43,830	345,380
Athira Pharma, Inc. (a)	16,877	153,243
Aurora Cannabis, Inc. (a)(b)	117,561	195,151
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	40,528	89,567
Avenue Therapeutics, Inc. (a)(b)	19,103	5,349
Axsome Therapeutics, Inc. (a)(b)	19,344	483,600
Baudax Bio, Inc. (a)	17,792	13,522
Biofrontera, Inc. (b)	10,901	31,286
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	13,768	18,449
Calliditas Therapeutics AB ADR (a)(b)	5,831	103,559
Cara Therapeutics, Inc. (a)	34,753	289,145
Cardiol Therapeutics, Inc. (a)(b)	52,435	70,263
Cassava Sciences, Inc. (a)(b)	22,322	683,053
China SXT Pharmaceuticals, Inc. (a)(b)	1,332	2,797
CinCor Pharma, Inc.	15,948	248,151
Citius Pharmaceuticals, Inc. (a)(b)	75,361	70,817
Clarus Therapeutics Holdings, Inc. (a)(b)	33,915	14,244
Clearside Biomedical, Inc. (a)	38,079	49,503
Clever Leaves Holdings, Inc. (a)	14,276	16,417
CNS Pharmaceuticals, Inc. (a)(b)	40,696	12,339
Cocrystal Pharma, Inc. (a)(b)	50,667	20,368
Cognition Therapeutics, Inc. (b)	8,935	23,410
Collegium Pharmaceutical, Inc. (a)(b)	24,854	388,219
Context Therapeutics, Inc. (b)	2,231	4,997
Corcept Therapeutics, Inc. (a)(b)	62,375	1,299,895
CorMedix, Inc. (a)(b)	5,960	19,310
Cronos Group, Inc. (a)(b)	206,950	622,920
Cumberland Pharmaceuticals, Inc. (a)	11,327	23,673
CymaBay Therapeutics, Inc. (a)	58,261	114,192
Dare Bioscience, Inc. (a)(b)	29,994	36,893
Dermata Therapeutics, Inc. (b)	15,860	12,374
DICE Therapeutics, Inc.	21,028	289,135
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	12,729
Durect Corp. (a)	139,062	76,484
Edgewise Therapeutics, Inc. (a)	29,375	183,594
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)(b)	118,190	35,469
Endo International PLC (a)	124,163	65,521
Enveric Biosciences, Inc. (a)(b)	4,776	944
Esperion Therapeutics, Inc. (a)	37,668	214,708
Eton Pharmaceuticals, Inc. (a)(b)	19,371	58,888
Evofem Biosciences, Inc. (a)(b)	10,617	3,822
Evoke Pharma, Inc. (a)	4,486	12,067
Evolus, Inc. (a)(b)	29,762	383,930
Eyenovia, Inc. (a)(b)	21,508	50,114
Eyepoint Pharmaceuticals, Inc. (a)	15,491	149,488
Fulcrum Therapeutics, Inc. (a)	21,636	154,048
GH Research PLC (b)	28,173	282,293
Harmony Biosciences Holdings, Inc. (a)(b)	33,782	1,472,895
Harrow Health, Inc. (a)(b)	22,525	162,856
Hepion Pharmaceuticals, Inc. (a)(b)	40,121	31,298
HEXO Corp. (a)(b)	80,723	20,383
High Tide, Inc. (a)(b)	46,134	128,253
Hoth Therapeutics, Inc. (a)(b)	49,686	21,733
HUTCHMED China Ltd. sponsored ADR (a)(b)	33,593	353,398
Ikena Oncology, Inc. (a)(b)	27,112	105,737
IMARA, Inc. (a)(b)	15,052	17,611
Incannex Healthcare Ltd. ADR (a)(b)	489	3,570
InMed Pharmaceuticals, Inc. (a)(b)	13,905	10,707
Innoviva, Inc. (a)	48,842	740,933
InterCure Ltd. (a)(b)	9,234	59,559
Intra-Cellular Therapies, Inc. (a)	49,493	2,840,898
Iterum Therapeutics PLC (a)(b)	92,095	21,182
Jaguar Health, Inc. (a)(b)	39,619	14,429
Jazz Pharmaceuticals PLC (a)	34,034	5,094,209
Kala Pharmaceuticals, Inc. (a)(b)	39,470	13,743
KemPharm, Inc. (a)(b)	18,495	85,632
Kiora Pharmaceuticals, Inc. (a)	131,312	57,777
Landos Biopharma, Inc. (a)(b)	23,054	16,742
Lexaria Bioscience Corp. (a)(b)	2,740	5,617
Lipocine, Inc. (a)(b)	61,226	49,654
Liquidia Technologies, Inc. (a)	32,984	133,915
Longboard Pharmaceuticals, Inc. (a)	6,573	32,602
Lyra Therapeutics, Inc. (a)(b)	10,575	56,576
Marinus Pharmaceuticals, Inc. (a)	20,303	98,470
MediWound Ltd. (a)(b)	18,827	33,512
Milestone Pharmaceuticals, Inc. (a)(b)	17,576	95,086
Mind Medicine (MindMed), Inc. (a)(b)	201,145	181,976
MyMD Pharmaceuticals, Inc. (a)(b)	21,161	63,695
Nabriva Therapeutics PLC (a)(b)	42,738	8,830
Nektar Therapeutics (a)(b)	108,015	375,892
NGM Biopharmaceuticals, Inc. (a)	44,097	610,302
NLS Pharmaceutics Ltd. (a)(b)	14,362	9,766
Novan, Inc. (a)(b)	10,162	26,218
NRX Pharmaceuticals, Inc. (a)(b)	30,907	17,289
Nutriband, Inc. (b)	5,757	25,331
Ocular Therapeutix, Inc. (a)	42,919	134,336
Ocuphire Pharma, Inc. (a)(b)	34,766	73,704
Omeros Corp. (a)(b)	40,138	99,542
Onconova Therapeutics, Inc. (a)(b)	33,198	38,842
Opiant Pharmaceuticals, Inc. (a)	3,728	50,552
OptiNose, Inc. (a)(b)	50,383	103,537
Oramed Pharmaceuticals, Inc. (a)(b)	18,130	83,942
Otonomy, Inc. (a)(b)	53,180	104,233
Pacira Biosciences, Inc. (a)	26,424	1,671,318
PainReform Ltd. (a)(b)	19,107	15,331
Palisade Bio, Inc. (a)(b)	65,337	34,197
Palisade Bio, Inc. rights (a)(c)	29,628	0
Paratek Pharmaceuticals, Inc. (a)(b)	29,676	56,088
Petros Pharmaceuticals, Inc. (a)(b)	6,734	6,564
Pharvaris BV (a)	18,643	330,354
Phathom Pharmaceuticals, Inc. (a)(b)	17,684	126,794
Phibro Animal Health Corp. Class A	16,621	319,289
Pliant Therapeutics, Inc. (a)	21,561	121,388
PLx Pharma PLC (a)(b)	25,849	60,228
PolyPid Ltd. (a)(b)	12,545	67,492
Procaps Group SA (a)(b)	18,661	158,805
Processa Pharmaceuticals, Inc. (a)	11,057	28,195
ProPhase Labs, Inc. (b)	7,224	65,377
Provention Bio, Inc. (a)(b)	29,428	121,243
Pulmatrix, Inc. (a)(b)	2,220	11,899
Purple Biotech Ltd. ADR (a)(b)	12,666	36,351
Qilian International Holding Group Ltd. (a)(b)	23,641	41,372
Rain Therapeutics, Inc. (a)(b)	10,662	24,736
Rani Therapeutics Holdings, Inc. (b)	10,940	124,716
Reata Pharmaceuticals, Inc. (a)(b)	18,243	515,912
RedHill Biopharma Ltd. sponsored ADR (a)(b)	41,637	46,633
Regencell Bioscience Holdings Ltd. (b)	6,816	207,206
Relmada Therapeutics, Inc. (a)	12,198	229,200
Revance Therapeutics, Inc. (a)	65,360	894,125
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	12,478	22,211
Roivant Sciences Ltd. (a)(b)	360,251	1,599,514
Royalty Pharma PLC	236,543	9,731,379
RVL Pharmaceuticals PLC (a)	45,207	66,002
Sanofi SA sponsored ADR	151,964	8,092,083
Satsuma Pharmaceuticals, Inc. (a)	19,951	64,242
scPharmaceuticals, Inc. (a)	18,268	87,686
SCYNEXIS, Inc. (a)(b)	18,298	38,609
Seelos Therapeutics, Inc. (a)	84,689	54,921
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)(b)	31,648	15,536
SIGA Technologies, Inc.	66,111	723,254
Sol-Gel Technologies Ltd. (a)(b)	13,406	78,827
Sonoma Pharmaceuticals, Inc. (a)(b)	4,975	17,164
Supernus Pharmaceuticals, Inc. (a)	32,482	905,273
Tarsus Pharmaceuticals, Inc. (a)(b)	13,044	179,355
Terns Pharmaceuticals, Inc. (a)	14,756	25,528
TFF Pharmaceuticals, Inc. (a)(b)	10,670	60,179
The Valens Co., Inc. (a)	18,380	14,346
TherapeuticsMD, Inc. (a)(b)	6,748	67,008
Theravance Biopharma, Inc. (a)	38,125	334,738
Theseus Pharmaceuticals, Inc. (b)	20,295	136,991
Tilray Brands, Inc. Class 2 (a)(b)	248,906	1,117,588
Titan Pharmaceuticals, Inc. (a)	19,257	8,017
Trevi Therapeutics, Inc. (a)(b)	21,600	52,272
Tricida, Inc. (a)(b)	34,018	283,710
Universe Pharmaceuticals, Inc. (a)	8,802	9,682
Vallon Pharamceuticals, Inc. (a)	9,542	5,570
Ventyx Biosciences, Inc. (b)	25,221	441,620
Verona Pharma PLC ADR (a)(b)	14,437	65,400
Verrica Pharmaceuticals, Inc. (a)(b)	16,292	31,444
Viatris, Inc.	674,955	8,281,698
Virpax Pharmaceuticals, Inc. (a)(b)	6,419	9,115
Vyne Therapeutics, Inc. (a)(b)	30,249	12,323
WAVE Life Sciences (a)	36,807	51,530
Xeris Biopharma Holdings, Inc. (a)(b)	76,277	168,572
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	7,227
Zogenix, Inc. rights (a)(c)	35,750	24,310
Zynerba Pharmaceuticals, Inc. (a)(b)	21,768	20,843
		86,317,738

TOTAL HEALTH CARE		912,615,060

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
A2Z Smart Technologies Corp. (a)(b)	2,393	9,931
AeroVironment, Inc. (a)	13,397	1,231,988
AerSale Corp. (a)	22,990	318,641
Astra Space, Inc. Class A (a)(b)	107,476	277,288
Astronics Corp. (a)	11,489	120,635
Astrotech Corp. (a)(b)	36,874	20,115
Axon Enterprise, Inc. (a)	37,963	3,847,930
Byrna Technologies, Inc. (a)(b)	14,709	118,555
Draganfly, Inc. (b)	18,003	19,983
EHang Holdings Ltd. ADR(a)(b)	17,186	153,299
Elbit Systems Ltd. (b)	24,821	5,082,596
Innovative Solutions & Support, Inc. (a)	6,779	59,248
Kratos Defense & Security Solutions, Inc. (a)	68,797	992,053
Lilium NV (a)(b)	154,385	409,120
Mercury Systems, Inc. (a)	30,699	1,836,107
Momentus, Inc. Class A (a)(b)	35,057	101,665
RADA Electronic Industries Ltd. (a)(b)	29,760	358,310
Rocket Lab U.S.A., Inc. Class A (a)(b)	247,993	1,180,447
Satellogic, Inc. Class A (a)(b)	49,366	233,501
Sigma Labs, Inc. (a)(b)	14,199	19,595
TAT Technologies Ltd. (a)(b)	4,899	28,659
Virgin Orbit Holdings, Inc. (a)(b)	107,024	501,943
VirTra, Inc. (a)(b)	1,810	9,122
Woodward, Inc.	35,161	3,572,709
		20,503,440
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,316	20,727
Air Transport Services Group, Inc. (a)	45,748	1,382,505
Atlas Air Worldwide Holdings, Inc. (a)	14,813	1,032,614
C.H. Robinson Worldwide, Inc.	71,213	7,727,323
Expeditors International of Washington, Inc.	94,234	10,256,429
Forward Air Corp.	15,781	1,470,631
Hub Group, Inc. Class A (a)	18,343	1,338,672
		23,228,901
Airlines - 0.2%
Allegiant Travel Co. (a)	9,991	1,493,155
American Airlines Group, Inc. (a)(b)	334,879	5,984,288
Blade Air Mobility, Inc. (a)(b)	44,231	304,752
Frontier Group Holdings, Inc. (a)	120,000	1,290,000
Hawaiian Holdings, Inc. (a)(b)	31,196	553,729
JetBlue Airways Corp. (a)	216,809	2,328,529
Mesa Air Group, Inc. (a)(b)	19,225	59,021
Ryanair Holdings PLC sponsored ADR (a)	54,463	4,749,174
SkyWest, Inc. (a)	28,361	764,613
Sun Country Airlines Holdings, Inc. (a)	30,637	724,565
United Airlines Holdings, Inc. (a)	169,113	8,054,852
		26,306,678
Building Products - 0.1%
AAON, Inc. (b)	28,630	1,533,995
AeroClean Technologies, Inc. (b)	7,134	15,766
American Woodmark Corp. (a)	8,946	465,908
Antelope Enterprise Holdings L (a)(b)	13,809	10,906
Apogee Enterprises, Inc.	14,762	614,099
Applied UV, Inc. (a)(b)	4,305	4,248
Caesarstone Sdot-Yam Ltd.	10,345	94,243
CSW Industrials, Inc.	8,215	871,776
DIRTT Environmental Solutions Ltd. (a)(b)	44,471	49,363
Gibraltar Industries, Inc. (a)	18,047	753,643
UFP Industries, Inc.	33,928	2,619,242
View, Inc. Class A (a)(b)	117,562	149,304
		7,182,493
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A (a)	50,508	426,288
Aqua Metals, Inc. (a)(b)	36,541	31,060
Aurora Innovation, Inc. (a)(b)	354,385	1,119,857
Casella Waste Systems, Inc. Class A (a)	27,982	2,002,952
CECO Environmental Corp. (a)	21,695	135,811
Cimpress PLC (a)	14,362	625,896
Cintas Corp.	57,975	23,093,182
Copart, Inc. (a)	133,304	15,267,307
Driven Brands Holdings, Inc. (a)	94,370	2,731,068
Fuel Tech, Inc. (a)	7,428	9,582
Guardforce AI Co. Ltd. (b)	4,796	2,747
Healthcare Services Group, Inc. (b)	29,473	506,051
Heritage-Crystal Clean, Inc. (a)	13,663	376,689
Interface, Inc. (b)	29,819	429,095
Kimball International, Inc. Class B	36,143	308,661
Matthews International Corp. Class A	14,831	479,931
Millerknoll, Inc.	40,332	1,218,026
Odyssey Marine Exploration, Inc. (a)(b)	6,411	24,426
Performant Financial Corp. (a)(b)	25,601	62,210
Perma-Fix Environmental Services, Inc. (a)	9,998	55,489
PyroGenesis Canada, Inc. (a)(b)	105,149	270,233
Quest Resource Holding Corp. (a)	5,212	22,933
Quhuo Ltd. ADR (a)(b)	3,482	1,243
Recycling Asset Holdings, Inc. (a)(c)	694	24
Renovare Environmental, Inc. (a)	8,693	2,105
Sentage Holdings, Inc.	1,732	1,203
Smart Powerr Corp. (a)(b)	2,863	11,423
SP Plus Corp. (a)	13,740	439,130
Stericycle, Inc. (a)	50,332	2,544,283
Tetra Tech, Inc.	29,837	4,027,100
TOMI Environmental Solutions, Inc. (a)(b)	8,765	8,143
Virco Manufacturing Co. (a)	950	3,040
VSE Corp.	7,604	295,491
		56,532,679
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd.	2,968	45,440
Capitalworks Emerging Markets Acquisition Corp. (a)	884	8,813
Concrete Pumping Holdings, Inc. (a)	28,584	154,639
Construction Partners, Inc. Class A (a)	19,146	440,167
Great Lakes Dredge & Dock Corp. (a)	35,442	520,997
IES Holdings, Inc. (a)	11,098	342,817
Infrastructure and Energy Alternatives, Inc. (a)	21,783	177,096
iSun, Inc. (a)(b)	10,234	34,079
Limbach Holdings, Inc. (a)	6,648	35,234
Matrix Service Co. (a)	12,262	73,940
MYR Group, Inc. (a)	9,722	890,632
Northwest Pipe Co. (a)	5,851	195,482
NV5 Global, Inc. (a)	8,216	1,012,047
Orbital Energy Group, Inc. (a)(b)	34,811	37,944
Primoris Services Corp.	28,950	702,906
QualTek Services, Inc. Class A (a)(b)	22,514	35,347
SG Blocks, Inc. (a)(b)	5,721	12,071
Sterling Construction Co., Inc. (a)	15,145	372,718
Willscot Mobile Mini Holdings (a)	133,190	4,758,879
		9,851,248
Electrical Equipment - 0.2%
ADS-TEC Energy PLC (a)(b)	14,709	90,460
Advent Technologies Holdings, Inc. Class A (a)(b)	25,238	34,324
Allied Motion Technologies, Inc. (b)	8,863	217,498
American Superconductor Corp. (a)(b)	23,972	128,010
Array Technologies, Inc. (a)(b)	72,558	803,943
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	107,599	136,651
Ballard Power Systems, Inc. (a)(b)	164,663	1,197,100
Beam Global (a)(b)	6,808	97,286
Blink Charging Co. (a)(b)	23,316	371,424
Broadwind, Inc. (a)	9,566	17,123
Capstone Turbine Corp. (a)(b)	5,108	15,120
CBAK Energy Technology, Inc. (a)(b)	35,345	40,293
Encore Wire Corp.	10,986	1,373,470
Energous Corp. (a)(b)	89,434	92,117
Energy Focus, Inc. (a)(b)	4,115	3,653
Enovix Corp. (a)(b)	83,558	1,005,203
Eos Energy Enterprises, Inc. (a)(b)	27,175	37,502
Fluence Energy, Inc. (b)	28,449	278,800
Flux Power Holdings, Inc. (a)(b)	15,492	42,138
FTC Solar, Inc. (a)(b)	44,589	180,585
FuelCell Energy, Inc. (a)(b)	234,612	961,909
Fusion Fuel Green PLC Class A (a)(b)	4,794	42,571
Ideal Power, Inc. (a)(b)	6,424	86,724
LSI Industries, Inc.	17,145	114,529
Nuvve Holding Corp. (a)(b)	16,407	110,747
Orion Energy Systems, Inc. (a)	14,347	31,994
Pineapple Energy, Inc. (a)(b)	1,083	2,924
Pineapple Energy, Inc. rights (a)(c)	1,083	0
Pioneer Power Solutions, Inc. (b)	9,793	43,285
Plug Power, Inc. (a)(b)	322,062	5,951,706
Polar Power, Inc. (a)(b)	8,285	24,109
Powell Industries, Inc.	6,368	171,172
Preformed Line Products Co.	3,095	191,859
Shoals Technologies Group, Inc. (a)(b)	56,302	878,311
SQL Technologies Corp. (b)	23,559	88,582
Sunrun, Inc. (a)	112,914	2,949,314
Sunworks, Inc. (a)(b)	14,202	29,256
TPI Composites, Inc. (a)(b)	19,991	275,676
Tritium DCFC Ltd. (a)(b)	36,353	340,991
Ultralife Corp. (a)	11,042	53,333
Vicor Corp. (a)	17,562	1,181,923
		19,693,615
Industrial Conglomerates - 0.8%
Gaucho Group Holdings, Inc. (a)(b)	9,967	9,558
Honeywell International, Inc.	380,807	73,731,851
Icahn Enterprises LP	152,140	7,812,389
		81,553,798
Machinery - 0.5%
Agrify Corp. (a)(b)	11,285	28,664
Altra Industrial Motion Corp.	35,733	1,401,091
Astec Industries, Inc.	13,267	620,498
Berkshire Grey, Inc. Class A (a)(b)	120,675	270,312
Blue Bird Corp. (a)	16,718	204,127
Columbus McKinnon Corp. (NY Shares)	16,265	548,944
Commercial Vehicle Group, Inc. (a)	21,200	143,100
Eastern Co.	4,547	96,624
Energy Recovery, Inc. (a)	35,074	708,846
Fast Radius, Inc. Class A (a)(b)	28,548	15,579
Franklin Electric Co., Inc.	25,745	1,897,921
FreightCar America, Inc. (a)(b)	32,845	149,116
Gencor Industries, Inc. (a)	8,433	84,752
Greenland Technologies Holding Corp. (a)(b)	5,467	20,392
GreenPower Motor Co., Inc. (a)(b)	11,083	48,100
Hillman Solutions Corp. Class A (a)(b)	97,574	1,113,319
Hurco Companies, Inc.	4,416	119,364
Hydrofarm Holdings Group, Inc. (a)(b)	24,337	167,682
Hyzon Motors, Inc. Class A (a)(b)	134,771	654,987
Ideanomics, Inc. (a)(b)	232,089	139,253
Kornit Digital Ltd. (a)	27,307	1,146,075
L.B. Foster Co. Class A (a)	5,419	71,151
Lincoln Electric Holdings, Inc.	32,427	4,404,235
LiqTech International, Inc. (a)(b)	14,828	8,230
Manitex International, Inc. (a)(b)	14,236	98,086
Microvast Holdings, Inc. (a)(b)	161,398	806,990
Middleby Corp. (a)	30,871	4,675,722
Nikola Corp. (a)(b)	249,499	1,761,463
NN, Inc. (a)(b)	14,855	41,594
Nordson Corp.	32,070	6,987,412
Omega Flex, Inc. (b)	5,646	624,109
PACCAR, Inc.	191,827	16,658,257
Park-Ohio Holdings Corp. (b)	5,074	79,053
Perma-Pipe International Holdings, Inc. (a)	5,390	63,225
Proterra, Inc. Class A (a)(b)	112,733	727,128
RBC Bearings, Inc. (a)	15,506	2,890,163
Sarcos Technology and Robotics Corp. Class A (a)(b)	67,342	288,897
Shyft Group, Inc. (The)	20,942	464,703
Taylor Devices, Inc. (a)	1,759	16,183
Twin Disc, Inc. (a)	9,749	97,490
Urban-Gro, Inc. (a)(b)	1,561	9,304
voxeljet AG ADR (a)	2,769	10,993
Westport Fuel Systems, Inc. (a)(b)	72,395	86,874
Xos, Inc. Class A (a)(b)	82,575	245,248
		50,695,256
Marine - 0.0%
Capital Product Partners LP	6,724	101,263
Castor Maritime, Inc. (a)(b)	49,703	97,418
Eagle Bulk Shipping, Inc. (b)	6,979	511,282
EuroDry Ltd. (a)(b)	6,054	171,389
Euroseas Ltd.	2,629	86,179
Golden Ocean Group Ltd. (b)	99,171	1,463,764
Grindrod Shipping Holdings Ltd.	8,483	211,227
Pangaea Logistics Solutions Ltd.	24,288	162,972
Performance Shipping, Inc. (a)(b)	40,265	29,877
Pyxis Tankers, Inc. (a)(b)	10,640	27,664
Seanergy Martime Holdings Corp. (b)	72,085	82,177
Star Bulk Carriers Corp. (b)	49,906	1,632,924
		4,578,136
Professional Services - 0.4%
Acacia Research Corp. (a)	26,315	125,786
Atlas Technical Consultants, Inc. (a)	19,217	157,195
Barrett Business Services, Inc.	3,985	298,317
China Index Holdings Ltd. ADR (a)(b)	30,315	22,997
CoStar Group, Inc. (a)	220,075	13,411,371
CRA International, Inc.	4,701	403,017
DLH Holdings Corp. (a)	5,570	92,184
Exponent, Inc.	28,889	2,611,277
First Advantage Corp.	83,856	1,224,298
Forrester Research, Inc. (a)	10,756	562,861
Global Internet of People, Inc. (a)(b)	8,860	17,631
Headhunter Group PLC ADR (c)	16,914	46,036
Heidrick & Struggles International, Inc.	8,594	297,009
Hirequest, Inc. (b)	6,327	97,689
Hudson Global, Inc. (a)	1,375	53,309
Huron Consulting Group, Inc. (a)	11,971	717,302
ICF International, Inc.	10,225	1,045,097
Kelly Services, Inc. Class A (non-vtg.)	21,044	420,038
Kforce, Inc.	10,845	712,300
LegalZoom.com, Inc. (b)	107,439	1,407,451
ManTech International Corp. Class A	15,383	1,471,384
RCM Technologies, Inc. (a)	4,323	95,020
Recruiter.com Group, Inc. (b)	7,704	9,399
Red Violet, Inc. (a)(b)	8,743	213,766
Resources Connection, Inc.	22,136	408,852
ShiftPixy, Inc. (a)(b)	23,152	8,057
Sterling Check Corp. (b)	51,361	954,287
Upwork, Inc. (a)	69,606	1,270,310
Verisk Analytics, Inc.	89,790	15,706,067
Where Food Comes From, Inc. (b)	2,480	25,147
Willdan Group, Inc. (a)	7,167	190,929
		44,076,383
Road & Rail - 0.9%
AMERCO	10,958	5,369,201
ArcBest Corp. (b)	13,918	1,052,618
Avis Budget Group, Inc. (a)(b)	31,440	5,982,403
Covenant Transport Group, Inc. Class A (b)	6,293	142,662
CSX Corp.	1,211,894	38,526,110
Daseke, Inc. (a)	34,313	259,406
Ezgo Technologies Ltd. (a)(b)	2,944	2,444
Grab Holdings Ltd. (a)(b)	2,046,220	5,442,945
Heartland Express, Inc.	44,050	629,034
Helbiz, Inc. (a)(b)	4,659	5,032
Hertz Global Holdings, Inc. (b)	238,778	4,792,274
HyreCar, Inc. (a)(b)	10,990	12,529
J.B. Hunt Transport Services, Inc.	58,717	10,133,380
Landstar System, Inc.	21,327	3,229,548
Lyft, Inc. (a)	181,685	3,212,191
Marten Transport Ltd.	47,473	833,626
MingZhu Logistics Holdings Ltd. (a)(b)	2,711	5,232
Old Dominion Freight Lines, Inc.	64,306	16,606,381
P.A.M. Transportation Services, Inc.	14,004	390,011
Patriot Transportation Holding, Inc.	1,759	13,175
Saia, Inc. (a)	14,496	2,864,265
Swvl Holdings Corp. Class A (a)(b)	22,172	114,186
Td Holdings, Inc. (a)(b)	13,130	2,416
TuSimple Holdings, Inc. (a)(b)	103,549	850,137
U.S.A. Truck, Inc. (a)(b)	5,235	82,922
Universal Logistics Holdings, Inc.	17,590	490,585
Werner Enterprises, Inc.	37,001	1,501,131
Yellow Corp. (a)(b)	25,553	96,590
		102,642,434
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	38,797	2,382,524
Code Chain New Continent Ltd. (a)(b)	17,695	11,992
Distribution Solutions Group I (a)	5,086	195,252
DXP Enterprises, Inc. (a)	9,057	277,869
Euro Tech Holdings Co. Ltd. (b)	4,600	7,360
Fastenal Co.	317,901	17,026,778
Fortress Transportation & Infrastructure Investors LLC	45,000	903,150
H&E Equipment Services, Inc.	19,766	704,658
Hudson Technologies, Inc. (a)	36,392	363,920
Karat Packaging, Inc. (a)	10,117	198,597
McGrath RentCorp.	12,871	1,058,125
Rush Enterprises, Inc.:
Class A	24,910	1,269,912
Class B	6,706	332,014
Titan Machinery, Inc. (a)	11,661	307,967
Transcat, Inc. (a)	4,527	286,967
Willis Lease Finance Corp. (a)(b)	3,418	128,243
		25,455,328
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	3,405	196,673
Singularity Future Technology Ltd. (a)(b)	11,251	50,630
		247,303

TOTAL INDUSTRIALS		472,547,692

INFORMATION TECHNOLOGY - 44.5%
Communications Equipment - 1.2%
ADTRAN, Inc.	26,355	488,358
Applied Optoelectronics, Inc. (a)(b)	20,141	47,734
AudioCodes Ltd.	17,081	392,180
Aviat Networks, Inc. (a)	6,448	189,055
CalAmp Corp. (a)(b)	18,255	132,531
Cambium Networks Corp. (a)	14,493	207,105
Casa Systems, Inc. (a)(b)	30,295	133,298
Ceragon Networks Ltd. (a)	40,973	72,522
Cisco Systems, Inc.	2,293,121	103,305,101
Clearfield, Inc. (a)	9,087	561,577
ClearOne, Inc. (a)(b)	10,289	5,844
CommScope Holding Co., Inc. (a)	112,653	846,024
COMSovereign Holding Corp. (a)(b)	20,231	3,453
Comtech Telecommunications Corp. (b)	12,600	157,626
Digi International, Inc. (a)	19,090	421,889
DZS, Inc. (a)	13,141	229,836
EMCORE Corp. (a)	20,355	67,172
Ericsson (B Shares) sponsored ADR	200,476	1,619,846
Extreme Networks, Inc. (a)	71,064	704,955
F5, Inc. (a)	33,582	5,475,209
Franklin Wireless Corp. (a)	9,420	32,782
Genasys, Inc. (a)(b)	20,513	78,872
Gilat Satellite Networks Ltd. (a)(b)	18,319	118,707
Harmonic, Inc. (a)	60,290	580,593
Infinera Corp. (a)(b)	113,084	647,971
Inseego Corp. (a)(b)	52,527	108,206
Ituran Location & Control Ltd.	10,985	275,284
KVH Industries, Inc. (a)(b)	10,763	83,736
Lantronix, Inc. (a)	15,008	84,495
Lumentum Holdings, Inc. (a)	40,763	3,508,879
Minim, Inc. (a)(b)	14,155	7,004
NETGEAR, Inc. (a)	18,625	354,806
NetScout Systems, Inc. (a)	41,313	1,418,275
Ondas Holdings, Inc. (a)(b)	18,652	134,854
PC-Tel, Inc.	11,312	47,737
Radware Ltd. (a)	27,195	656,215
Ribbon Communications, Inc. (a)	79,551	225,129
Sierra Wireless, Inc. (a)(b)	18,467	409,783
Silicom Ltd. (a)	4,848	178,212
Siyata Mobile, Inc. (a)(b)	19,350	21,866
Tessco Technologies, Inc. (a)	10,061	61,875
UTStarcom Holdings Corp. (a)	48,947	35,785
ViaSat, Inc. (a)(b)	40,249	1,589,433
Viavi Solutions, Inc. (a)	125,363	1,814,003
Vislink Technologies, Inc. (a)(b)	25,373	18,139
		127,553,956
Electronic Equipment & Components - 0.7%
908 Devices, Inc. (a)(b)	13,727	191,080
Advanced Energy Industries, Inc.	21,207	1,727,522
AEye, Inc. Class A (a)(b)	81,080	475,129
Airgain, Inc. (a)	4,073	41,748
Akoustis Technologies, Inc. (a)(b)	14,624	58,496
Alpine 4 Holdings, Inc. (a)(b)	73,642	49,694
Arbe Robotics Ltd. (a)(b)	27,724	192,127
Avnet, Inc.	53,663	2,599,972
Bel Fuse, Inc.:
Class A	1,125	24,188
Class B (non-vtg.)	5,258	84,706
CDW Corp.	76,096	12,925,667
Cemtrex, Inc. (a)	30,161	8,780
Cepton, Inc. (a)(b)	10,096	23,524
ClearSign Combustion Corp. (a)(b)	16,057	19,750
Coda Octopus Group, Inc. (a)(b)	4,103	21,951
Cognex Corp.	98,291	4,759,250
Coherent, Inc. (a)	13,614	3,688,849
CPS Technologies Corp. (a)(b)	4,893	17,223
Daktronics, Inc. (a)	31,984	106,827
Data I/O Corp. (a)	15,054	47,270
Deswell Industries, Inc.	1,758	5,749
Digital Ally, Inc. (a)(b)	23,185	20,774
ePlus, Inc. (a)	14,180	804,573
Evolv Technologies Holdings, Inc. (a)(b)	82,187	239,164
FARO Technologies, Inc. (a)	11,137	358,834
Flex Ltd. (a)	255,671	4,364,304
Focus Universal, Inc. (a)(b)	20,486	286,189
Frequency Electronics, Inc. (a)	5,274	39,713
Hollysys Automation Technologies Ltd.	32,959	502,295
Identiv, Inc. (a)	10,328	132,095
IDEX Biometrics ASA ADR (a)(b)	440	4,391
II-VI, Inc. (a)(b)	58,179	3,636,188
Innoviz Technologies Ltd. (a)(b)	61,501	300,125
Insight Enterprises, Inc. (a)	19,371	1,914,242
Integrated Media Technology Ltd. (a)(b)	3,824	33,116
Intellicheck, Inc. (a)(b)	10,166	18,197
Interlink Electronics, Inc. (a)(b)	2,544	21,293
IPG Photonics Corp. (a)	29,805	3,144,129
Iteris, Inc. (a)(b)	22,008	60,522
Itron, Inc. (a)	24,868	1,283,437
KEY Tronic Corp. (a)	6,057	30,467
Kimball Electronics, Inc. (a)	15,945	303,114
LightPath Technologies, Inc. Class A (a)(b)	12,016	19,947
Lightwave Logic, Inc. (a)(b)	60,149	481,793
Littelfuse, Inc.	13,581	3,669,586
Luna Innovations, Inc. (a)	21,826	131,829
MicroVision, Inc. (a)(b)	87,687	315,673
MICT, Inc. (a)(b)	91,949	64,824
Napco Security Technologies, Inc.	23,668	464,129
National Instruments Corp.	72,866	2,573,627
Neonode, Inc. (a)(b)	4,962	36,223
nLIGHT, Inc. (a)	23,656	290,259
Novanta, Inc. (a)	19,813	2,436,206
OSI Systems, Inc. (a)	9,960	835,843
PC Connection, Inc.	15,743	703,870
Plexus Corp. (a)	16,687	1,415,058
Powerfleet, Inc. (a)	19,674	46,627
Red Cat Holdings, Inc. (b)	20,617	42,677
Research Frontiers, Inc. (a)(b)	10,936	18,919
RF Industries Ltd. (a)(b)	2,448	16,034
Richardson Electronics Ltd.	7,825	109,315
Sanmina Corp. (a)	34,858	1,529,918
ScanSource, Inc. (a)	12,803	495,988
Senstar Technologies Ltd. (a)	12,188	24,864
Soluna Holdings, Inc. (a)(b)	5,272	40,384
Sono-Tek Corp. (a)	2,629	15,800
Supercom Ltd. (a)(b)	8,931	3,028
Trimble, Inc. (a)	139,198	9,472,424
TROOPS, Inc. (a)(b)	52,367	147,151
TTM Technologies, Inc. (a)	56,839	812,229
Velodyne Lidar, Inc. (a)(b)	204,105	344,937
Wayside Technology Group, Inc.	3,243	122,618
Wrap Technologies, Inc. (a)(b)	38,058	73,071
Zebra Technologies Corp. Class A (a)	29,691	10,041,199
		81,362,714
IT Services - 2.7%
Affirm Holdings, Inc. (a)(b)	119,406	3,403,071
AgileThought, Inc. Class A (a)(b)	21,017	92,265
Akamai Technologies, Inc. (a)	89,066	8,999,229
Alithya Group, Inc. (a)	36,580	82,305
ALJ Regional Holdings, Inc. (a)(b)	36,145	73,013
Amdocs Ltd.	69,505	6,039,289
American Virtual Cloud Technologies, Inc. (a)(b)	44,723	18,336
Automatic Data Processing, Inc.	232,852	51,912,025
Backblaze, Inc. Class A (b)	1,817	11,556
BigCommerce Holdings, Inc. (a)	38,362	710,848
Brightcove, Inc. (a)	26,601	187,271
Cantaloupe, Inc. (a)(b)	40,019	209,700
Cass Information Systems, Inc.	9,021	307,797
Cerberus Cyber Sentinel Corp. (b)	38,748	226,288
Chindata Group Holdings Ltd. ADR (a)(b)	58,230	436,143
CLPS, Inc. (a)(b)	5,050	9,191
Cognizant Technology Solutions Corp. Class A	291,715	21,791,111
Computer Task Group, Inc. (a)	17,316	152,900
Concentrix Corp.	28,981	4,488,867
Conduent, Inc. (a)	116,630	618,139
Core Scientific, Inc. (a)(b)	222,065	783,889
Crexendo, Inc.	12,457	37,371
CSG Systems International, Inc.	17,233	1,071,720
CSP, Inc. (a)	2,765	24,360
Cyxtera Technologies, Inc. Class A (a)	81,233	1,203,873
Data Storage Corp. (a)(b)	23,206	72,403
Dlocal Ltd.	80,031	2,307,294
Euronet Worldwide, Inc. (a)	29,379	3,559,560
EVO Payments, Inc. Class A (a)	26,275	605,639
Exela Technologies, Inc. (a)(b)	104,481	22,944
ExlService Holdings, Inc. (a)	18,501	2,630,657
Fiserv, Inc. (a)	362,664	36,331,680
Flywire Corp. (a)	52,577	1,015,262
Formula Systems (1985) Ltd. ADR	193	18,094
GDS Holdings Ltd. ADR (a)(b)	60,643	1,697,398
Getnet Adquirencia e Servicos Para Meios de Pagamento SA ADR (b)	24,013	44,904
GreenBox POS (a)(b)	21,290	55,993
Grid Dynamics Holdings, Inc. (a)	41,934	755,231
Hackett Group, Inc.	16,264	333,249
i3 Verticals, Inc. Class A (a)	11,916	277,881
IBEX Ltd. (a)	9,924	177,640
Information Services Group, Inc.	25,958	167,170
Innodata, Inc. (a)(b)	13,207	84,525
Inpixon (a)(b)	51,648	9,395
International Money Express, Inc. (a)	22,487	463,682
Jack Henry & Associates, Inc.	40,641	7,645,385
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	51,589	248,659
Lesaka Technologies, Inc. (a)(b)	28,433	148,420
Limelight Networks, Inc. (a)(b)	65,096	235,648
Marqeta, Inc. Class A	234,709	2,457,403
MoneyGram International, Inc. (a)	44,589	449,457
MongoDB, Inc. Class A (a)	36,532	8,663,564
Nuvei Corp. (b)(d)	35,363	1,819,073
Okta, Inc. (a)	81,391	6,759,523
Paya Holdings, Inc. (a)(b)	65,898	388,139
Paychex, Inc.	199,863	24,749,035
Payoneer Global, Inc. (a)(b)	187,374	938,744
PayPal Holdings, Inc. (a)	644,358	54,905,745
Paysign, Inc. (a)(b)	29,027	44,411
Perficient, Inc. (a)	17,809	1,743,679
PFSweb, Inc. (a)	12,193	157,655
Priority Technology Holdings, Inc. (a)	38,686	198,072
QIWI PLC Class B sponsored ADR (c)	1,657	1,701
Rackspace Technology, Inc. (a)(b)	114,778	1,059,401
Remitly Global, Inc.	89,931	984,744
Repay Holdings Corp. (a)	49,581	617,283
Research Solutions, Inc. (a)	4,834	9,813
Sabre Corp. (a)	170,866	1,283,204
ServiceSource International, Inc. (a)	43,570	63,612
SS&C Technologies Holdings, Inc.	142,097	9,092,787
Steel Connect, Inc. (a)(b)	32,364	38,837
StoneCo Ltd. Class A (a)	143,477	1,440,509
Taoping, Inc. (a)(b)	3,739	5,048
TaskUs, Inc. (b)	14,716	361,719
The Glimpse Group, Inc. (b)	3,147	12,682
The OLB Group, Inc. (a)	1,982	2,041
Thoughtworks Holding, Inc. (b)	177,444	3,071,556
Ttec Holdings, Inc.	25,710	1,733,882
Tucows, Inc. (a)	6,556	317,442
Usio, Inc. (a)	12,705	31,508
VeriSign, Inc. (a)	61,072	10,660,118
Verra Mobility Corp. (a)	88,691	1,414,621
Vnet Group, Inc. ADR (a)	71,009	401,201
WaveDancer, Inc. (a)(b)	2,165	5,521
Wix.com Ltd. (a)	31,366	1,976,372
		299,659,372
Semiconductors & Semiconductor Equipment - 11.5%
ACM Research, Inc.	28,563	433,015
Advanced Micro Devices, Inc. (a)	888,468	90,499,350
AEHR Test Systems (a)	13,393	112,233
Allegro MicroSystems LLC (a)	104,788	2,698,291
Alpha & Omega Semiconductor Ltd. (a)(b)	13,400	588,662
Ambarella, Inc. (a)	19,752	1,683,265
Amkor Technology, Inc.	135,545	2,770,540
Amtech Systems, Inc. (a)(b)	9,588	86,388
Analog Devices, Inc.	292,569	49,268,620
Applied Materials, Inc.	490,188	57,494,151
ASML Holding NV	44,465	25,624,735
Atomera, Inc. (a)(b)	13,904	168,934
Axcelis Technologies, Inc. (a)	19,430	1,205,826
AXT, Inc. (a)	21,623	126,495
Broadcom, Inc.	226,262	131,261,374
Camtek Ltd. (a)(b)	23,975	707,982
Canadian Solar, Inc. (a)(b)	33,213	1,064,809
CEVA, Inc. (a)(b)	12,199	440,018
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	3,922	132,995
Cirrus Logic, Inc. (a)	32,816	2,675,817
CMC Materials, Inc.	16,067	2,842,895
Cohu, Inc. (a)(b)	26,895	818,415
Credo Technology Group Holding Ltd. (b)	59,762	611,365
CVD Equipment Corp. (a)	4,263	17,819
CyberOptics Corp. (a)	5,253	235,072
Diodes, Inc. (a)	25,728	1,981,313
Enphase Energy, Inc. (a)	74,642	13,897,594
Entegris, Inc.	75,304	8,355,732
Everspin Technologies, Inc. (a)(b)	13,033	79,501
First Solar, Inc. (a)	59,097	4,172,839
FormFactor, Inc. (a)	42,470	1,743,818
GlobalFoundries, Inc. (b)	296,340	17,688,535
GSI Technology, Inc. (a)(b)	15,609	62,124
Himax Technologies, Inc. sponsored ADR (b)	59,577	567,173
Ichor Holdings Ltd. (a)	15,188	459,285
Impinj, Inc. (a)(b)	13,149	615,505
indie Semiconductor, Inc. (a)(b)	54,603	419,897
Intel Corp.	2,245,052	99,725,210
KLA Corp.	83,636	30,514,595
Kopin Corp. (a)	49,279	54,700
Kulicke & Soffa Industries, Inc. (b)	35,023	1,897,196
Lam Research Corp.	77,571	40,339,247
Lattice Semiconductor Corp. (a)	74,745	3,888,235
MACOM Technology Solutions Holdings, Inc. (a)	38,228	2,083,808
Marvell Technology, Inc.	453,462	26,822,277
Maxeon Solar Technologies Ltd. (a)(b)	27,787	332,333
MaxLinear, Inc. Class A (a)	42,174	1,669,669
Meta Materials, Inc. (a)(b)	152,962	293,687
Microchip Technology, Inc.	306,881	22,294,905
Micron Technology, Inc.	618,985	45,705,852
MKS Instruments, Inc.	29,774	3,677,089
Monolithic Power Systems, Inc.	25,523	11,495,304
Navitas Semiconductor Corp. (a)(b)	62,585	498,177
Nova Ltd. (a)(b)	15,378	1,633,451
NVE Corp. (b)	2,373	117,369
NVIDIA Corp.	1,378,738	257,437,959
NXP Semiconductors NV	147,090	27,911,798
O2Micro International Ltd. sponsored ADR (a)	16,202	67,076
onsemi (a)	237,640	14,419,995
PDF Solutions, Inc. (a)	23,680	565,952
Peraso, Inc. (a)	20,260	42,141
Photronics, Inc. (a)	36,838	800,858
Pixelworks, Inc. (a)	37,111	79,418
Power Integrations, Inc.	33,245	2,805,213
Qorvo, Inc. (a)	61,783	6,904,250
Qualcomm, Inc.	617,192	88,394,238
QuickLogic Corp. (a)(b)	2,338	15,291
Rambus, Inc. (a)	63,437	1,592,269
Rigetti Computing, Inc. Class A (a)(b)	21,618	194,130
Rubicon Technology, Inc. (a)	443	4,053
SemiLEDs Corp. (a)(b)	4,500	11,340
Semtech Corp. (a)	36,094	2,313,264
Silicon Laboratories, Inc. (a)	23,253	3,468,417
Silicon Motion Tech Corp. sponsored ADR	18,785	1,696,473
SiTime Corp. (a)	11,247	2,395,611
SkyWater Technology, Inc. (a)(b)	21,008	140,123
Skyworks Solutions, Inc.	90,954	9,902,162
SMART Global Holdings, Inc. (a)(b)	25,906	638,583
SolarEdge Technologies, Inc. (a)	28,902	7,884,177
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	24,494
SunPower Corp. (a)(b)	95,141	1,681,141
Synaptics, Inc. (a)	21,136	3,130,664
Teradyne, Inc.	90,297	9,865,850
Texas Instruments, Inc.	508,782	89,932,306
Tower Semiconductor Ltd. (a)	61,304	2,958,531
Transphorm, Inc. (a)	3,845	23,108
Ultra Clean Holdings, Inc. (a)	25,361	851,115
Universal Display Corp.	25,639	3,238,462
Veeco Instruments, Inc. (a)(b)	28,870	618,684
WiSA Technologies, Inc. (a)(b)	50,912	41,855
WISeKey International Holding Ltd. ADR (a)(b)	1,391	2,240
		1,258,708,727
Software - 15.8%
Absolute Software Corp.	25,866	240,554
ACI Worldwide, Inc. (a)	65,286	1,739,219
Adobe, Inc. (a)	261,729	109,004,894
Agilysys, Inc. (a)	14,089	575,817
Agora, Inc. ADR (a)	35,106	213,796
Alarm.com Holdings, Inc. (a)	28,485	1,801,107
Alfi, Inc. (b)	6,105	7,234
Alkami Technology, Inc. (a)	54,588	766,961
Allot Ltd. (a)	21,262	111,413
Altair Engineering, Inc. Class A (a)(b)	28,825	1,584,222
American Software, Inc. Class A	20,292	346,993
Amplitude, Inc. (a)(b)	29,647	558,549
ANSYS, Inc. (a)	48,636	12,662,869
AppFolio, Inc. (a)	12,376	1,239,828
Appian Corp. Class A (a)(b)	21,021	1,004,173
AppLovin Corp. (a)(b)	125,378	4,778,156
Argo Blockchain PLC ADR (b)	2,693	17,397
Arqit Quantum, Inc. (a)(b)	67,275	522,727
Arteris, Inc.	17,296	160,507
Aspen Technology, Inc. (a)	15,862	3,069,138
Asure Software, Inc. (a)(b)	12,380	73,537
Atlassian Corp. PLC (a)	77,781	13,792,127
Auddia, Inc. (a)(b)	4,309	4,352
AudioEye, Inc. (a)(b)	8,256	27,823
Aurora Mobile Ltd. ADR (a)(b)	47,465	50,788
Autodesk, Inc. (a)	122,271	25,401,800
AvePoint, Inc. (a)(b)	138,345	809,318
AvidXchange Holdings, Inc. (b)	108,324	951,085
Aware, Inc. (a)	13,849	37,669
Benefitfocus, Inc. (a)(b)	12,461	113,395
Bentley Systems, Inc. Class B (b)	149,667	5,145,551
Bio-Key International, Inc. (a)(b)	10,259	19,082
Bit Digital, Inc. (a)(b)	39,536	70,374
Bitfarms Ltd. (a)(b)	73,196	147,124
Blackbaud, Inc. (a)	27,295	1,737,327
BlackLine, Inc. (a)(b)	32,196	2,357,391
Braze, Inc.	7,343	245,550
Bridgeline Digital, Inc. (a)(b)	2,527	3,260
BSQUARE Corp. (a)	7,925	10,461
BTCS, Inc. (b)	2,315	5,926
BTRS Holdings, Inc. (a)	79,975	397,476
Cadence Design Systems, Inc. (a)	154,539	23,757,280
CDK Global, Inc.	61,076	3,326,199
Cellebrite DI Ltd. (a)(b)	98,773	476,086
Cerence, Inc. (a)	20,968	665,944
Check Point Software Technologies Ltd. (a)	72,982	9,128,589
Cipher Mining, Inc. (a)(b)	179,480	436,136
Citrix Systems, Inc.	68,929	6,940,461
Cleanspark, Inc. (a)(b)	20,027	117,959
Cognyte Software Ltd. (a)(b)	40,628	287,646
Color Star Technology Co. Ltd. (a)(b)	55,164	7,067
CommVault Systems, Inc. (a)	26,244	1,601,146
Confluent, Inc. (b)	62,960	1,330,345
Consensus Cloud Solutions, Inc. (a)	9,847	472,951
Couchbase, Inc. (b)	23,156	328,352
Coupa Software, Inc. (a)	41,112	2,828,094
Crowdstrike Holdings, Inc. (a)	114,068	18,249,739
Cvent Holding Corp. (a)(b)	109,737	584,898
CyberArk Software Ltd. (a)	21,654	3,007,741
Cyngn, Inc.	11,100	17,316
Cyren Ltd. (a)(b)	1,797	3,414
Datadog, Inc. Class A (a)	142,685	13,610,722
Datasea, Inc. (a)(b)	16,136	24,365
DatChat, Inc. (a)(b)	11,224	14,142
Dave, Inc. (a)(b)	165,146	378,184
Descartes Systems Group, Inc. (a)	47,707	2,831,410
Digimarc Corp. (a)(b)	9,668	166,870
Digital Turbine, Inc. (a)	53,367	1,357,123
Docebo, Inc. (a)(b)	18,504	637,278
DocuSign, Inc. (a)	108,631	9,115,227
Domo, Inc. Class B (a)	15,733	501,568
Dropbox, Inc. Class A (a)	170,066	3,544,175
Duck Creek Technologies, Inc. (a)(b)	71,543	1,328,554
Ebix, Inc. (b)	17,007	495,754
eGain Communications Corp. (a)	24,943	227,730
Embark Technology, Inc. (a)(b)	198,940	294,431
Everbridge, Inc. (a)	20,941	865,073
EverCommerce, Inc.	111,483	1,060,203
Expensify, Inc. (b)	36,698	775,796
Five9, Inc. (a)	37,325	3,609,701
Fortinet, Inc. (a)	90,201	26,531,722
Freshworks, Inc. (b)	33,800	532,688
GitLab, Inc. (b)	6,869	267,479
Greenidge Generation Holdings, Inc. (a)	6,418	30,678
GTY Technology Holdings, Inc. (a)	38,628	228,678
HashiCorp, Inc. (b)	12,446	435,859
HIVE Blockchain Technologies Ltd. (a)(b)	41,562	182,457
Hut 8 Mining Corp. (a)(b)	81,934	208,932
Infobird Co. Ltd. (a)	11,582	7,816
Intapp, Inc.	34,418	684,230
InterDigital, Inc. (b)	17,923	1,170,193
Intrusion, Inc. (a)(b)	13,441	34,409
Intuit, Inc.	156,910	65,032,919
Ipsidy, Inc. (a)(b)	12,623	37,743
Iris Energy Ltd. (b)	30,475	181,022
Jamf Holding Corp. (a)(b)	65,286	1,680,462
JFrog Ltd. (a)(b)	52,733	983,470
Kaltura, Inc. (b)	60,050	108,691
Karooooo Ltd. (a)(b)	15,254	384,401
Kaspien Holdings, Inc. (a)	939	3,549
KnowBe4, Inc. (a)	22,254	395,676
Latch, Inc. (a)(b)	86,053	189,317
LivePerson, Inc. (a)	39,446	661,904
Livevox Holdings, Inc. (a)(b)	69,123	145,850
Magic Software Enterprises Ltd.	31,025	534,251
Mandiant, Inc. (a)	132,160	2,914,128
Manhattan Associates, Inc. (a)	35,415	4,282,736
Marathon Digital Holdings, Inc. (a)(b)	56,357	576,532
Marin Software, Inc. (a)(b)	14,390	29,356
Materialise NV ADR (a)(b)	22,774	333,184
Matterport, Inc. (a)(b)	134,012	735,726
Mawson Infrastructure Group, Inc. (b)	35,300	85,779
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	11,191	13,877
Microsoft Corp.	4,131,016	1,123,099,320
MicroStrategy, Inc. Class A (a)(b)	4,610	1,220,221
Mitek Systems, Inc. (a)	28,300	255,266
MMTEC, Inc. (a)(b)	26,824	10,343
Momentive Global, Inc. (a)	80,549	981,087
Monday.com Ltd. (b)	24,264	2,754,935
My Size, Inc. (a)(b)	86,590	21,041
nCino, Inc. (a)(b)	53,503	1,747,943
NetSol Technologies, Inc. (a)	6,495	21,563
Nextnav, Inc. (a)(b)	43,414	148,042
NICE Ltd. sponsored ADR (a)	28,292	5,622,186
Nisun International Enterprise (a)	11,226	8,413
NortonLifeLock, Inc.	321,799	7,832,588
Nutanix, Inc. Class A (a)	116,334	1,884,611
Oblong, Inc. (a)	25,309	8,633
Onespan, Inc. (a)	27,480	363,560
Open Text Corp.	153,133	6,279,984
Opera Ltd. ADR (a)(b)	20,330	108,562
Otonomo Technologies Ltd. (a)(b)	42,044	55,078
Palo Alto Networks, Inc. (a)	54,593	27,448,269
Park City Group, Inc. (a)(b)	11,886	65,016
Paycor HCM, Inc. (b)	95,565	2,343,254
Paylocity Holding Corp. (a)	30,384	5,312,946
Pegasystems, Inc.	45,245	2,241,437
Phunware, Inc. (a)(b)	56,490	81,911
Powerbridge Technologies Co. Ltd. (a)(b)	22,594	7,635
Progress Software Corp.	24,678	1,192,194
PTC, Inc. (a)	65,301	7,609,526
Qualtrics International, Inc. (a)	66,607	945,819
Qualys, Inc. (a)	22,000	2,874,960
Quantum Computing, Inc. (a)(b)	20,196	45,845
Qumu Corp. (a)	16,919	16,435
Radcom Ltd. (a)(b)	13,668	150,348
Rapid7, Inc. (a)	31,413	2,226,239
RealNetworks, Inc. (a)	22,292	13,598
Rekor Systems, Inc. (a)(b)	22,727	60,681
Rimini Street, Inc. (a)	63,744	393,938
Riot Blockchain, Inc. (a)(b)	63,643	457,593
Safe-T Group Ltd. ADR (a)(b)	24,878	13,932
Sapiens International Corp. NV	29,953	758,709
SeaChange International, Inc. (a)(b)	14,506	11,096
SecureWorks Corp. (a)	11,955	142,982
ShotSpotter, Inc. (a)	9,121	275,089
SilverSun Technologies, Inc. (A Shares) (b)	910	2,675
Smith Micro Software, Inc. (a)(b)	26,575	69,892
Sphere 3D Corp. (a)	22,706	24,068
Splunk, Inc. (a)	88,027	9,028,049
Sprout Social, Inc. (a)	24,651	1,255,475
SPS Commerce, Inc. (a)	19,702	2,108,902
SRAX, Inc. (a)(b)	9,776	33,629
Stronghold Digital Mining, Inc. Class A (b)	10,185	32,898
Sumo Logic, Inc. (a)	58,765	476,584
Synchronoss Technologies, Inc. (a)(b)	64,975	98,762
Synopsys, Inc. (a)	85,002	27,132,638
Telos Corp. (a)	33,055	318,320
Tenable Holdings, Inc. (a)	58,467	2,940,890
TeraWulf, Inc. (a)(b)	52,778	168,362
TeraWulf, Inc. rights (a)(c)	946	0
The Trade Desk, Inc. (a)	241,906	12,591,207
Upland Software, Inc. (a)	11,298	148,908
Varonis Systems, Inc. (a)	59,223	1,958,505
Verb Technology Co., Inc. (a)(b)	61,842	32,294
Verint Systems, Inc. (a)	35,965	1,835,654
Veritone, Inc. (a)(b)	18,574	144,506
Vertex, Inc. Class A (a)	23,691	262,022
Viant Technology, Inc. (a)	11,166	66,996
Vonage Holdings Corp. (a)	142,421	2,758,695
WalkMe Ltd.	49,858	490,104
Workday, Inc. Class A (a)	107,640	16,824,132
Xperi Holding Corp. (b)	60,469	995,320
Xunlei Ltd. sponsored ADR (a)(b)	24,768	31,208
Zenvia, Inc. (b)	1,673	6,290
Zoom Video Communications, Inc. Class A (a)	134,473	14,449,124
Zscaler, Inc. (a)	77,403	11,849,625
		1,731,086,915
Technology Hardware, Storage & Peripherals - 12.6%
Apple, Inc.	8,992,705	1,338,474,171
Astro-Med, Inc. (a)	3,663	45,788
Avid Technology, Inc. (a)	25,039	733,392
Borqs Technologies, Inc. (a)(b)	125,741	21,980
Boxlight Corp. (a)(b)	32,673	28,981
Canaan, Inc. ADR (a)(b)	85,719	320,589
CompoSecure, Inc. (a)(b)	50,906	387,395
Corsair Gaming, Inc. (a)(b)	50,700	813,735
CPI Card Group (a)(b)	4,378	77,841
Ebang International Holdings, Inc. Class A (a)(b)	59,440	47,546
Immersion Corp. (a)(b)	18,807	104,567
Intevac, Inc. (a)	22,851	117,454
Logitech International SA (b)	93,405	5,678,090
Movano, Inc. (a)(b)	16,621	37,065
Nano Dimension Ltd. ADR (a)(b)	132,529	394,936
NetApp, Inc.	123,130	8,859,204
One Stop Systems, Inc. (a)	8,505	35,891
Quantum Corp. (a)(b)	29,791	56,901
Seagate Technology Holdings PLC	121,588	10,294,856
Socket Mobile, Inc. (a)	1,296	3,875
Sonim Technologies, Inc. (a)(b)	7,078	4,184
Stratasys Ltd. (a)	34,957	697,043
Super Micro Computer, Inc. (a)	28,899	1,446,684
Transact Technologies, Inc. (a)	6,575	27,747
Turtle Beach Corp. (a)(b)	8,432	147,391
Western Digital Corp. (a)	171,919	10,433,764
Xerox Holdings Corp.	98,578	1,855,238
		1,381,146,308

TOTAL INFORMATION TECHNOLOGY		4,879,517,992

MATERIALS - 0.4%
Chemicals - 0.1%
ABVC BioPharma, Inc. (a)(b)	49,915	98,832
Advanced Emissions Solutions, Inc. (a)	9,725	48,820
AgroFresh Solutions, Inc. (a)	34,342	60,785
Amyris, Inc. (a)(b)	166,033	423,384
Balchem Corp.	17,562	2,185,240
Bioceres Crop Solutions Corp. (a)(b)	22,009	323,092
Bon Natural Life Ltd. (b)	4,398	18,999
Burcon NutraScience Corp. (a)(b)	37,560	24,891
CN Energy Group, Inc. (a)(b)	8,671	19,943
Crown ElectroKinetics Corp. (a)	5,276	5,194
Diversey Holdings Ltd. (a)	168,328	1,649,614
Fuwei Films Holdings Co. Ltd. (a)	3,842	20,363
Gulf Resources, Inc. (a)	8,302	35,865
Hawkins, Inc. (b)	11,982	433,269
Innospec, Inc.	14,671	1,496,882
Loop Industries, Inc.(a)(b)	23,631	125,717
Marrone Bio Innovations, Inc. (a)	55,225	64,613
Methanex Corp. (b)	43,116	2,132,086
Northern Technologies International Corp.	5,689	65,082
Origin Materials, Inc. Class A (a)(b)	78,046	552,566
PureCycle Technologies, Inc. (a)(b)	68,062	581,249
Save Foods, Inc. (b)	6,151	23,005
Zymergen, Inc. (a)(b)	52,134	74,030
		10,463,521
Construction Materials - 0.0%
ReTo Eco-Solutions, Inc. (a)	22,427	16,188
Smith-Midland Corp. (a)(b)	2,305	32,524
United States Lime & Minerals, Inc.	3,255	387,085
		435,797
Containers & Packaging - 0.1%
Pactiv Evergreen, Inc.	100,037	1,029,381
Silgan Holdings, Inc.	60,123	2,633,989
TriMas Corp.	23,430	660,257
		4,323,627
Metals & Mining - 0.2%
Algoma Steel Group, Inc.	55,671	534,442
Century Aluminum Co. (a)	47,905	565,279
China Natural Resources, Inc. (a)	12,136	8,481
Ferroglobe PLC (a)	90,623	650,673
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	8,044	307,683
Huadi International Group Co. Ltd. (a)(b)	7,169	183,455
Hycroft Mining Holding Corp. (a)(b)	17,957	23,703
Kaiser Aluminum Corp.	9,418	962,237
Largo, Inc. (a)(b)	32,652	295,174
Olympic Steel, Inc. (b)	7,458	254,840
Pan American Silver Corp. (b)	118,840	2,610,915
Perpetua Resources Corp. (a)	28,542	99,326
Piedmont Lithium, Inc. (a)	9,153	592,748
Ramaco Resources, Inc. (b)	21,882	296,939
Royal Gold, Inc.	36,037	4,075,064
Schnitzer Steel Industries, Inc. Class A	15,466	628,229
Sigma Lithium Corp. (a)(b)	31,566	525,890
Snow Lake Resources Ltd. (b)	4,113	13,573
SSR Mining, Inc. (b)	123,685	2,403,200
Steel Dynamics, Inc.	103,960	8,876,105
Synalloy Corp. (a)	7,726	124,002
TMC the metals Co., Inc. (a)(b)	115,145	179,626
U.S. Gold Corp. (a)(b)	1,706	8,206
Universal Stainless & Alloy Products, Inc. (a)	7,722	61,467
		24,281,257
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	34,446	508,767

TOTAL MATERIALS		40,012,969

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Creative Media & Community Trust Corp.	12,011	88,041
Diversified Healthcare Trust (SBI)	111,003	251,977
East Stone Acquisition Corp. (a)(b)	10,409	106,900
Equinix, Inc.	49,831	34,238,382
Gaming & Leisure Properties	128,731	6,027,185
Gladstone Commercial Corp.	18,518	375,730
Gladstone Land Corp.	13,642	366,151
Global Self Storage, Inc.	5,948	34,855
Host Hotels & Resorts, Inc.	391,220	7,820,488
Indus Realty Trust, Inc.	3,882	241,499
Industrial Logistics Properties Trust	36,786	561,354
Lamar Advertising Co. Class A	48,162	4,717,468
Medalist Diversified (REIT), Inc.	12,929	12,571
Necessity Retail (REIT), Inc./The	37,496	299,218
Office Properties Income Trust	19,717	420,169
Phillips Edison & Co., Inc.	35,416	1,194,936
Potlatch Corp.	38,372	2,012,995
Presidio Property Trust, Inc.:
Class A	6,016	21,658
Class A warrants 1/24/27 (a)	6,016	1,185
Regency Centers Corp.	95,220	6,494,956
Retail Opportunity Investments Corp.	70,063	1,266,038
Sabra Health Care REIT, Inc.	179,057	2,513,960
SBA Communications Corp. Class A	60,543	20,379,379
Service Properties Trust	89,889	568,997
Sotherly Hotels, Inc. (a)	4,274	7,693
Uniti Group, Inc.	113,190	1,283,575
Wheeler REIT, Inc. (a)	15,634	36,271
		91,343,631
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (a)(b)	43,381	15,227
Altisource Portfolio Solutions SA (a)(b)	19,950	209,675
Colliers International Group, Inc. (b)	24,326	2,961,691
Comstock Holding Companies, Inc. (a)	4,017	19,523
Cresud S.A.C.I.F. y A. sponsored ADR (a)(b)	25,020	175,390
eXp World Holdings, Inc. (b)	81,193	1,134,266
Fathom Holdings, Inc. (a)(b)	7,329	70,358
FirstService Corp. (b)	24,577	3,149,051
FRP Holdings, Inc. (a)	6,217	373,144
Green Giant, Inc. (a)(b)	6,970	9,688
Gyrodyne LLC (a)	1,080	12,971
InterGroup Corp. (a)	986	47,525
Inversiones y Representaciones SA ADR (a)	8,475	38,392
MDJM Ltd. (a)	4,594	7,259
Newmark Group, Inc.	109,615	1,213,438
Opendoor Technologies, Inc. (a)(b)	336,353	2,431,832
Q&K International Group Ltd. ADR (a)(b)	4,737	4,879
Redfin Corp. (a)(b)	56,415	552,867
Stratus Properties, Inc. (a)	4,684	200,709
The Real Brokerage, Inc. (a)	43,591	64,951
The RMR Group, Inc.	7,911	237,488
Ucommune International Ltd. (a)(b)	2,354	7,745
Zillow Group, Inc.:
Class A (a)(b)	30,562	1,221,258
Class C (a)(b)	108,474	4,328,113
		18,487,440

TOTAL REAL ESTATE		109,831,071

UTILITIES - 1.0%
Electric Utilities - 0.9%
Alliant Energy Corp.	139,857	8,925,674
American Electric Power Co., Inc.	276,774	28,239,251
Constellation Energy Corp.	180,894	11,229,900
Exelon Corp.	542,684	26,672,919
MGE Energy, Inc. (b)	19,112	1,516,919
Otter Tail Corp.	23,594	1,542,812
Via Renewables, Inc. Class A, (b)	7,308	61,899
Xcel Energy, Inc.	294,501	22,187,705
		100,377,079
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	110,881
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC (b)	61,295	2,001,282
Eco Wave Power Global AB ADR (b)	1,986	7,765
Montauk Renewables, Inc. (a)(b)	85,373	1,103,873
ReNew Energy Global PLC (a)(b)	150,497	1,053,479
VivoPower International PLC (a)(b)	27,588	40,554
		4,206,953
Multi-Utilities - 0.0%
NorthWestern Energy Corp. (b)	28,847	1,767,456
Water Utilities - 0.0%
Artesian Resources Corp. Class A (b)	6,205	304,541
Cadiz, Inc. (a)(b)	22,934	46,327
Consolidated Water Co., Inc. (b)	7,912	111,955
Global Water Resources, Inc. (b)	13,586	194,823
Middlesex Water Co. (b)	10,525	894,941
Pure Cycle Corp. (a)(b)	13,933	157,443
York Water Co.	8,284	339,478
		2,049,508

TOTAL UTILITIES		108,511,877

TOTAL COMMON STOCKS
(Cost $5,507,363,490)		10,906,355,206

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	20,110
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	16,173
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Meta Materials, Inc. (a)	84,218	107,799
Software - 0.0%
SRAX, Inc. (c)	9,776	489

TOTAL INFORMATION TECHNOLOGY		108,288

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $51,446)		144,571
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (f)
(Cost $4,962,175)	5,000,000	4,944,670
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund 0.82% (g)	42,452,015	$42,460,505
Fidelity Securities Lending Cash Central Fund 0.82% (g)(h)	563,186,776	563,243,095
TOTAL MONEY MARKET FUNDS
(Cost $605,703,600)		605,703,600
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $6,118,080,711)		11,517,148,047
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(551,523,254)
NET ASSETS - 100%		$10,965,624,793

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	235	June 2022	$59,438,550	$475,651	$475,651

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,819,073 or 0.0% of net assets.

 (e) Affiliated company

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,495,882.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$87,722,770	$473,669,908	$518,932,173	$81,085	$--	$--	$42,460,505	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	518,835,135	966,854,286	922,446,326	8,654,754	--	--	563,243,095	1.5%
Total	$606,557,905	$1,440,524,194	$1,441,378,499	$8,735,839	$--	$--	$605,703,600

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Quoin Pharmaceuticals Ltd. ADR	$32,579	$8,571	$--	$--	$--	$(32,023)	$9,127
Stran & Co., Inc.	--	9,297	--	--	--	(5,906)	--
Total	$32,579	$17,868	$--	$--	$--	$(37,929)	$9,127

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,616,453,284	$1,615,803,133	$--	$650,151
Consumer Discretionary	1,679,324,366	1,679,217,119	--	107,247
Consumer Staples	465,953,605	465,953,605	--	--
Energy	92,873,530	92,873,530	--	--
Financials	528,750,043	528,534,273	--	215,770
Health Care	912,615,060	912,305,432	85	309,543
Industrials	472,547,692	472,501,632	--	46,060
Information Technology	4,879,626,280	4,879,624,090	--	2,190
Materials	40,012,969	40,012,969	--	--
Real Estate	109,831,071	109,831,071	--	--
Utilities	108,511,877	108,511,877	--	--
U.S. Government and Government Agency Obligations	4,944,670	--	4,944,670	--
Money Market Funds	605,703,600	605,703,600	--	--
Total Investments in Securities:	$11,517,148,047	$11,510,872,331	$4,944,755	$1,330,961
Derivative Instruments:
Assets
Futures Contracts	$475,651	$475,651	$--	$--
Total Assets	$475,651	$475,651	$--	$--
Total Derivative Instruments:	$475,651	$475,651	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$475,651	$0
Total Equity Risk	475,651	0
Total Value of Derivatives	$475,651	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $533,168,896) — See accompanying schedule: Unaffiliated issuers (cost $5,512,175,375)	$10,911,435,320
Fidelity Central Funds (cost $605,703,600)	605,703,600
Other affiliated issuers (cost $201,736)	9,127
Total Investment in Securities (cost $6,118,080,711)		$11,517,148,047
Cash		1,252,716
Foreign currency held at value (cost $299)		314
Receivable for fund shares sold		10,910,638
Dividends receivable		8,667,101
Distributions receivable from Fidelity Central Funds		1,066,001
Prepaid expenses		2,030
Receivable from investment adviser for expense reductions		502,567
Other receivables		28,976
Total assets		11,539,578,390
Liabilities
Payable for investments purchased	$28,803
Payable for fund shares redeemed	7,478,876
Accrued management fee	2,148,980
Payable for daily variation margin on futures contracts	134,361
Other affiliated payables	903,741
Other payables and accrued expenses	91,374
Collateral on securities loaned	563,167,462
Total liabilities		573,953,597
Net Assets		$10,965,624,793
Net Assets consist of:
Paid in capital		$5,535,097,271
Total accumulated earnings (loss)		5,430,527,522
Net Assets		$10,965,624,793
Net Asset Value, offering price and redemption price per share ($10,965,624,793 ÷ 71,877,859 shares)		$152.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$45,917,190
Interest		12,425
Income from Fidelity Central Funds (including $8,654,754 from security lending)		8,735,839
Total income		54,665,454
Expenses
Management fee	$15,044,233
Transfer agent fees	6,268,430
Accounting fees	50,000
Custodian fees and expenses	108,879
Independent trustees' fees and expenses	26,577
Registration fees	118,481
Audit	40,723
Legal	1,313,729
Interest	95
Miscellaneous	23,180
Total expenses before reductions	22,994,327
Expense reductions	(3,456,751)
Total expenses after reductions		19,537,576
Net investment income (loss)		35,127,878
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,207,316
Foreign currency transactions	(160)
Futures contracts	(24,430,404)
Total net realized gain (loss)		38,776,752
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,173,424,645)
Affiliated issuers	(37,929)
Assets and liabilities in foreign currencies	(459)
Futures contracts	(265,192)
Total change in net unrealized appreciation (depreciation)		(3,173,728,225)
Net gain (loss)		(3,134,951,473)
Net increase (decrease) in net assets resulting from operations		$(3,099,823,595)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,127,878	$69,667,550
Net realized gain (loss)	38,776,752	8,014,845
Change in net unrealized appreciation (depreciation)	(3,173,728,225)	2,899,218,781
Net increase (decrease) in net assets resulting from operations	(3,099,823,595)	2,976,901,176
Distributions to shareholders	(66,552,817)	(72,649,348)
Share transactions
Proceeds from sales of shares	1,354,081,031	3,087,419,105
Reinvestment of distributions	61,977,740	68,602,714
Cost of shares redeemed	(1,361,976,568)	(2,148,253,665)
Net increase (decrease) in net assets resulting from share transactions	54,082,203	1,007,768,154
Total increase (decrease) in net assets	(3,112,294,209)	3,912,019,982
Net Assets
Beginning of period	14,077,919,002	10,165,899,020
End of period	$10,965,624,793	$14,077,919,002
Other Information
Shares
Sold	7,766,178	17,656,843
Issued in reinvestment of distributions	312,168	425,312
Redeemed	(7,958,365)	(12,297,115)
Net increase (decrease)	119,981	5,785,040

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nasdaq Composite Index Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$196.19	$154.09	$113.58	$96.86	$90.92	$70.45
Income from Investment Operations
Net investment income (loss)A,B	.49	1.00	1.04	1.12	.89	.76
Net realized and unrealized gain (loss)	(43.20)	42.19	44.44	17.26	5.71	20.38
Total from investment operations	(42.71)	43.19	45.48	18.38	6.60	21.14
Distributions from net investment income	(.92)	(1.09)	(1.11)C	(.81)	(.64)	(.65)
Distributions from net realized gain	–	–	(3.86)C	(.85)	(.02)	(.03)
Total distributions	(.92)	(1.09)	(4.97)	(1.66)	(.66)	(.67)D
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$152.56	$196.19	$154.09	$113.58	$96.86	$90.92
Total ReturnF,G	(21.88)%	28.18%	41.63%	19.55%	7.30%	30.26%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.37%J	.35%	.35%	.35%	.40%	.41%
Expenses net of fee waivers, if any	.31%J	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.31%J	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	.56%J	.56%	.84%	1.10%	.90%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$10,965,625	$14,077,919	$10,165,899	$7,154,288	$6,002,333	$4,899,784
Portfolio turnover rateK	5%J	7%	17%	6%	15%	11%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,139,932,024
Gross unrealized depreciation	(755,549,096)
Net unrealized appreciation (depreciation)	$5,384,382,928
Tax cost	$6,133,240,770

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(22,023,629)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	404,186,845	297,080,287

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Nasdaq Composite Index Fund	–(a)

 (a) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Nasdaq Composite Index Fund	Borrower	$10,875,000.32%		$95

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Nasdaq Composite Index Fund	2,347

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Nasdaq Composite Index Fund	$10,864

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index Fund	$925,537	$368,547	$9,738,349

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,456,477.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $274.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Nasdaq Composite Index Fund	.31%
Actual		$1,000.00	$781.20	$1.38
Hypothetical-C		$1,000.00	$1,023.39	$1.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Fund

Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode have taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools, and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Nasdaq Composite Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Nasdaq Composite Index Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended September 30, 2021. The Board considered that the fund's investment strategy is more specialized than most funds in its Total Mapped Group, which do not track the same index as the fund. When compared to a subset of funds in the Total Mapped Group that track the Nasdaq 100 (comprising 100 of the largest non-financial stocks in the Nasdaq Composite), the fund is below the median. The Board also considered that the fund's management fee covers expenses beyond portfolio management and the competitor funds within the subset have management fees that only cover portfolio management expenses.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate, which covers certain expenses beyond portfolio management, as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked above the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the fund's investment strategy is more specialized than most funds in its similar sales load structure group, which do not track the same index as the fund. When compared to a subset of funds in the Total Mapped Group that track the Nasdaq 100 (comprising 100 of the largest non-financial stocks in the Nasdaq Composite), the fund's total net expense ratio is below the median.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.29% through March 31, 2023.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EIF-SANN-0722
1.795567.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 21, 2022